Document and Entity Information (USD $)	12 Months Ended
Dec. 31, 2012
Document and Entity Information
Entity Registrant Name	Bona Film Group Ltd
Entity Central Index Key	0001504796
Document Type	20-F
Document Period End Date	Dec 31, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Public Float	$ 0
Entity Common Stock, Shares Outstanding	30,402,346
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY

CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2012	Dec. 31, 2011
Current assets
Cash and cash equivalents	$ 23,227,922	$ 20,107,349
Term deposits		6,038,107
Restricted cash	4,815,332	4,066,162
Accounts receivable, net of allowance for doubtful accounts of $697,246 and $737,741 as of December 31, 2011 and 2012, respectively	40,307,672	41,642,787
Prepaid expenses and other current assets	23,329,262	27,335,348
Amounts due from related parties, net of allowance for doubtful accounts of $174,819 and nil as of December 31, 2011 and 2012, respectively	343,817	1,183,083
Current deferred tax assets	970,683	15,697
Inventories	276,436	228,412
Total current assets	93,271,124	100,616,945
Distribution rights	11,406,692	3,663,966
Production costs	90,345,409	69,844,822
Prepaid film costs	7,426,915	6,340,770
Property and equipment, net	60,208,609	40,208,447
Acquired intangible assets, net	3,189,481	3,993,152
Non-current deferred tax assets	311,102	320,670
Cost method investments	1,296,307	95,330
Equity method investments		55,340
Goodwill	49,110,021	48,612,487
Total assets	316,565,660	273,751,929
Accounts payable (including accounts payable of the consolidated variable interest entities without recourse to Bona Film Group Limited of $26,499,111 and $30,597,371 as of December 31, 2011 and 2012, respectively)	35,257,660	27,807,118
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated variable interest entities without recourse to Bona Film Group Limited of $22,689,668 and $24,589,125 as of December 31, 2011 and 2012, respectively)	28,145,099	27,239,987
Amounts due to related parties-current (including amounts due to related parties of the consolidated variable interest entities without recourse to Bona Film Group Limited of $2,621,348 and $5,084,036 as of December 31, 2011 and 2012, respectively)	5,746,328	3,027,872
Income tax payable (including income tax payable of the consolidated variable interest entities without recourse to Bona Film Group Limited of $593,802 and $2,201,399 as of December 31, 2011 and 2012, respectively)	2,420,443	795,229
Bank borrowing (including bank borrowing of the consolidated variable interest entities without recourse to Bona Film Group Limited of $9,361,543 and $8,058,291 as of December 31, 2011 and 2012, respectively)	12,542,161	12,561,806
Other borrowing (including other borrowing of the consolidated variable interest entities without recourse to Bona Film Group Limited of $1,831,658 and $8,671,050 as of December 31, 2011 and 2012, respectively)	8,671,050	1,831,658
Current film participation financing liabilities (including current film participation financing liabilities of the consolidated variable interest entities without recourse to Bona Film Group Limited of $12,942,687 and $13,640,385 as of December 31, 2011 and 2012, respectively)	15,086,892	16,224,219
Total current liabilities	107,869,633	89,487,889
Bank borrowings (including bank borrowings of the consolidated variable interest entities without recourse to Bona Film Group Limited of nil and $8,025,553 as of December 31, 2011 and 2012, respectively)	18,025,553
Deferred income (including deferred income of the consolidated variable interest entities without recourse to Bona Film Group Limited of nil and $42,720 as of December 31, 2011 and 2012, respectively)	813,681	1,056,676
Deferred tax liability (including deferred tax Liabilities of the consolidated variable interest entities without recourse to Bona Film Group Limited of $413,219 and $211,203 as of December 31, 2011 and 2012, respectively)	211,203	413,219
Total liabilities	126,920,070	90,957,784
Commitments and contingencies (Note 27)
Equity
Bona Film Group Limited's ordinary shares ($0.0005 par value; 85,000,000 shares authorized, 30,402,346 and 29,389,089 shares issued and outstanding respectively as of December 31, 2011 and 30,402,346 and 29,737,257 shares issued and outstanding as of December 31, 2012)	14,869	14,695
Additional paid-in capital	176,134,737	169,519,847
Statutory reserves	2,543,272	2,044,870
Accumulated profit	550,518	2,332,802
Accumulated other comprehensive income	6,465,090	5,436,305
Total Bona Film Group Limited's equity	185,708,486	179,348,519
Noncontrolling interests	3,937,104	3,445,626
Total equity	189,645,590	182,794,145
Total liabilities and equity	$ 316,565,660	$ 273,751,929

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Accounts receivable, allowance for doubtful accounts	$ 737,741	$ 697,246
Amounts due from related parties, allowance for doubtful accounts		174,819
Accounts payable	35,257,660	27,807,118
Accrued expenses and other current liabilities	28,145,099	27,239,987
Amounts due to related parties-current	5,746,328	3,027,872
Income tax payable	2,420,443	795,229
Bank borrowing	12,542,161	12,561,806
Other borrowing	8,671,050	1,831,658
Current film participation financing liabilities	15,086,892	16,224,219
Bank borrrowings-Non-current	18,025,553
Deferred income	813,681	1,056,676
Deferred tax liability	211,203	413,219
Bona Film Group Limited's ordinary shares, par value (in dollars per share)	$ 0.0005	$ 0.0005
Bona Film Group Limited's ordinary shares, shares authorized	85,000,000	85,000,000
Bona Film Group Limited's ordinary shares, shares issued	30,402,346	30,402,346
Bona Film Group Limited's ordinary shares, shares outstanding	29,737,257	29,389,089
Consolidated variable interest entities without recourse
Accounts payable	30,597,371	26,499,111
Accrued expenses and other current liabilities	24,589,125	22,689,668
Amounts due to related parties-current	5,084,036	2,621,348
Income tax payable	2,201,399	593,802
Bank borrowing	8,058,291	9,361,543
Other borrowing	8,671,050	1,831,658
Current film participation financing liabilities	13,640,385	12,942,687
Bank borrrowings-Non-current	8,025,553
Deferred income	42,720
Deferred tax liability	$ 211,203	$ 413,219

CONSOLIDATED STATEMENT OF OPERATIONS (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net revenue	$ 142,282,919	$ 126,161,270	$ 52,819,786
Cost of revenue	86,085,046	66,458,217	26,501,853
Gross profit	56,197,873	59,703,053	26,317,933
Operating expenses:
Film participation expenses	438,636	321,100	696,101
Selling and marketing expenses	18,490,433	18,506,262	7,213,519
General and administrative expenses	41,890,064	28,371,497	9,305,393
Total operating expenses	60,819,133	47,198,859	17,215,013
Government subsidies	3,866,700	220,559	88,147
Operating income (loss)	(754,560)	12,724,753	9,191,067
Other income:
Interest income from bank deposits	246,423	248,266	16,125
Interest income from loan to producer of TV series		141,545	856,788
Interest expenses	(399,319)	(589,833)	(409,599)
Gain on extinguishment of liability			488,799
Exchange gain	373,265	1,748,044	16,464
Loss on disposal of an equity method investment	(5,584)
Other income	288,157	770,081	225,095
Changes in fair value of derivatives			(14,528,000)
(Loss) income before income tax and equity in earnings of equity method investments, net of tax	(251,618)	15,042,856	(4,143,261)
Provision for income taxes	1,322,368	473,542	91,053
Equity in earnings of equity method investments, net of tax	5,604	3,062	11,254
Net (loss) income	(1,568,382)	14,572,376	(4,223,060)
Less: Net (loss) income attributable to the noncontrolling interests	(284,500)	140,295	(131,686)
Net (loss) income attributable to Bona Film Group Limited	(1,283,882)	14,432,081	(4,091,374)
Net (loss) income attributable to holders of ordinary shares of Bona Film Group Limited	(1,283,882)	14,432,081	(6,241,520)
Net (loss) income per ordinary share
Basic (in dollars per share)	$ (0.04)	$ 0.49	$ (0.49)
Diluted (in dollars per share)	$ (0.04)	$ 0.48	$ (0.49)
Weighted average shares used in calculating net income per ordinary share
Basic (in shares)	29,514,979	29,353,936	12,758,575
Diluted (in shares)	29,514,979	29,844,462	12,758,575
Share-based compensation expenses
Share-based compensation	4,803,163	3,647,144	447,345
Selling and marketing expenses
Share-based compensation expenses
Share-based compensation			40,418
General and administrative expenses
Share-based compensation expenses
Share-based compensation	4,803,163	3,647,144	406,927
Series A convertible redeemable preferred shares
Other income:
Deemed dividend on convertible redeemable preferred shares			1,053,766
Series B convertible redeemable preferred shares
Other income:
Deemed dividend on convertible redeemable preferred shares			$ 1,096,380

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Net (loss) revenue	$ (1,568,382)	$ 14,572,376	$ (4,223,060)
Other comprehensive income, net of tax
Foreign currency translation adjustments	1,030,733	3,449,951	1,566,000
Comprehensive (loss) income	(537,649)	18,022,327	(2,657,060)
Less: comprehensive (loss) income attributable to the noncontrolling interests	(282,552)	188,095	(124,925)
Comprehensive (loss) income attributable to Bona Film Group Limited	$ (255,097)	$ 17,834,232	$ (2,532,135)

CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (USD $)	Total	Series A preferred shares	Series B preferred shares	Total Bona Film Group Limited's equity	Total Bona Film Group Limited's equity Series A preferred shares	Total Bona Film Group Limited's equity Series B preferred shares	Ordinary shares	Ordinary shares Series A preferred shares	Ordinary shares Series B preferred shares	Additional paid-in capital	Additional paid-in capital Series A preferred shares	Additional paid-in capital Series B preferred shares	Statutory reserves	Accumulated profit (deficit)	Accumulated profit (deficit) Series A preferred shares	Accumulated profit (deficit) Series B preferred shares	Accumulated other comprehensive income	Noncontrolling interests
Balance at Dec. 31, 2009	$ 1,366,840			$ 769,779			$ 3,906			$ 4,103,847			$ 1,748,455	$ (5,561,344)			$ 474,915	$ 597,061
Balance (in shares) at Dec. 31, 2009							7,811,656
Increase (Decrease) in Stockholders' Equity
Issuance of ordinary shares for acquisition of movie theaters	26,123,192			26,123,192			2,905			26,120,287
Issuance of ordinary shares for acquisition of movie theaters (in shares)							5,810,320
Exercise of options	2,000,000			2,000,000			158			1,999,842
Exercise of options (in shares)							317,072
Elimination of derivatives liabilities	17,907,000			17,907,000						17,907,000
Conversion of preferred shares to ordinary shares		10,781,632	14,694,536		10,781,632	14,694,536		2,926	1,845		10,778,706	14,692,691
Conversion of preferred shares to ordinary shares (in shares)								5,849,856	3,690,577
Issuance of ordinary shares on initial public offering ("IPO") (net of issuance cost of US$3,559,581)	89,245,119			89,245,119			2,935			89,242,184
Issuance of ordinary shares on IPO (in shares)							5,870,000
Deemed dividend of preferred shares		(1,053,766)	(1,096,380)		(1,053,766)	(1,096,380)									(1,053,766)	(1,096,380)
Net income (loss)	(4,223,060)			(4,091,374)										(4,091,374)				(131,686)
Share-based compensation	447,345			447,345						447,345
Transfer to statutory reserves													227,260	(227,260)
Foreign currency translation adjustments	1,566,000			1,559,239													1,559,239	6,761
Noncontrolling interests resulted from acquisition of movie theaters	2,071,408																	2,071,408
Capital contribution by noncontrolling shareholders	364,421																	364,421
Acquisition of equity interests from a noncontrolling shareholder	(122,121)			683,434						683,434								(805,555)
Balance at Dec. 31, 2010	160,072,166			157,969,756			14,675			165,975,336			1,975,715	(12,030,124)			2,034,154	2,102,410
Balance (in shares) at Dec. 31, 2010							29,349,481
Balance at Nov. 30, 2010
Increase (Decrease) in Stockholders' Equity
Issuance of ordinary shares on initial public offering ("IPO") (net of issuance cost of US$3,559,581)							89,245,119
Issuance of ordinary shares on IPO (in shares)							5,870,000
Balance at Dec. 31, 2010	160,072,166			157,969,756			14,675			165,975,336			1,975,715	(12,030,124)			2,034,154	2,102,410
Balance (in shares) at Dec. 31, 2010							29,349,481
Increase (Decrease) in Stockholders' Equity
IPO cost	(350,000)			(350,000)						(350,000)
Exercise of options	247,387			247,387			20			247,367
Exercise of options (in shares)							39,608
Net income (loss)	14,572,376			14,432,081										14,432,081				140,295
Share-based compensation	3,647,144			3,647,144						3,647,144
Transfer to statutory reserves													69,155	(69,155)
Foreign currency translation adjustments	3,449,951			3,402,151													3,402,151	47,800
Noncontrolling interests resulted from acquisition of movie theaters	1,155,121																	1,155,121
Balance at Dec. 31, 2011	182,794,145			179,348,519			14,695			169,519,847			2,044,870	2,332,802			5,436,305	3,445,626
Balance (in shares) at Dec. 31, 2011	29,389,089						29,389,089
Increase (Decrease) in Stockholders' Equity
Exercise of options	1,811,901			1,811,901			174			1,811,727
Exercise of options (in shares)							348,168
Net income (loss)	(1,568,382)			(1,283,882)										(1,283,882)				(284,500)
Share-based compensation	4,803,163			4,803,163						4,803,163
Transfer to statutory reserves													498,402	(498,402)
Foreign currency translation adjustments	1,030,733			1,028,785													1,028,785	1,948
Capital contribution by noncontrolling shareholders	774,030																	774,030
Balance at Dec. 31, 2012	$ 189,645,590			$ 185,708,486			$ 14,869			$ 176,134,737			$ 2,543,272	$ 550,518			$ 6,465,090	$ 3,937,104
Balance (in shares) at Dec. 31, 2012	29,737,257						29,737,257

CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Parenthetical) (USD $)	12 Months Ended
Dec. 31, 2010
CONSOLIDATED STATEMENT OF CHANGES IN EQUITY
Net issuance cost of ("IPO")	$ 3,559,581

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net (loss) income	$ (1,568,382)	$ 14,572,376	$ (4,223,060)
Adjustments to reconcile net (loss) income to net cash used in operating activities
Equity in earnings of equity method investment	(5,604)	(3,062)	(11,254)
Loss on disposal of an equity method investment	5,584
Changes in fair value of derivatives			14,528,000
Share-based compensation	4,803,163	3,647,144	447,345
Provision for bad debt	33,279	826,078	690
Other income	(285,714)	(285,714)
Depreciation and amortization	4,370,679	2,711,958	1,074,059
Loss from disposal of property and equipment	2,265	191,705
Amortization of distribution rights	2,792,844	2,331,266	3,233,192
Amortization of production costs	41,774,480	37,116,065	16,502,364
Impairment of production costs	2,280,198
Changes in assets and liabilities:
Accounts receivable	1,543,005	(25,593,187)	4,861,044
Prepaid expenses and other current assets	1,163,197	(13,991,376)	(2,075,312)
Distribution rights	(9,731,283)	(3,643,433)	105,155
Production costs	(64,758,806)	(40,367,979)	(61,507,608)
Inventories	(45,047)	(47,732)	161
Amounts due from related parties	47,019	1,289,087	(5,572,960)
Accounts payable	4,048,508	13,062,884	(3,339,904)
Deferred income	42,031	939,673
Accrued expenses and other current liabilities	3,019,017	9,773,047	(388,702)
Amounts due to related parties	579,148	(674,011)	4,255,386
Income taxes payable	1,587,546	396,418	(723,163)
Deferred income taxes	(1,146,761)	(88,364)	(65,296)
Film participation financing liabilities	(15,235)	76,701	505,319
Net cash (used in) provided by operating activities	(9,464,869)	2,239,544	(32,394,544)
Cash flows from investing activities:
Acquisition of business, net of cash acquired of US$2,221,266, US$1,379,343 and nil, as of December 31, 2010, 2011 and 2012, respectively		(24,205,450)	1,778,462
Purchase of property and equipment	(17,582,818)	(9,722,708)	(2,729,922)
Deposits paid for acquisition of property and equipment		(2,478,320)
Prepayment for an cost method investment		(1,200,000)
Purchase of cost method investment		(62,909)
Disposal of an equity method investment	55,020
Acquisition of noncontrolling interests of Baichuan			(762,098)
Loan to a producer of TV series		386,835	(1,168,683)
Amounts loaned to third parties	(90,469)	2,571,208	(3,878,796)
Amounts loaned to related parties		(4,010,439)	(1,668,081)
(Purchase) maturity of term deposit	6,037,761	(6,038,107)
Deposit of restricted cash	(599,952)	(4,066,162)
Net cash used in investing activities	(12,180,458)	(48,826,052)	(8,429,118)
Cash flows from financing activities:
Proceeds from IPO			92,804,700
Payment of issuance cost in connection with IPO		(350,000)	(1,989,843)
Proceeds from exercise of options	1,822,937	172,324	2,000,000
Proceeds from issuance of Series B convertible preferred shares			4,999,886
Payment of payable for acquisition of business	(2,378,008)
Amount due to related parties and third parties	2,009,793	(6,690,382)	3,237,497
Proceeds from bank borrowing	38,974,694	12,302,434	22,303,808
Repayments of bank borrowing	(21,142,272)	(22,566,691)	(8,113,214)
Proceeds from film participation	293,288	3,998,964	10,772,250
Repayments of film participation financing liabilities principal	(1,510,889)	(4,849,323)	(4,354,761)
Proceeds from other borrowings	6,150,156	1,572,723	1,342,799
Repayments of other borrowings		(1,231,034)	(5,942,595)
Capital contribution by a noncontrolling shareholder	774,030		364,421
Net cash provided by (used in) financing activities	24,993,729	(17,640,985)	117,424,948
Effect of foreign exchange rate changes	(227,829)	86,858	228,485
Net increase (decrease) in cash	3,120,573	(64,140,635)	76,829,771
Cash, beginning of year	20,107,349	84,247,984	7,418,213
Cash, end of year	23,227,922	20,107,349	84,247,984
Supplement disclosure of cash flow information
Income taxes paid	730,709	196,565	858,322
Interests paid	967,100	1,502,957	999,247
Film participation expenses paid	132,223	244,399	190,782
Supplement disclosure of non-cash investing activities:
Ordinary shares issued in connection with business acquisition (Note 3(a))			26,123,194
Cash consideration for business acquisition settled as an offset against the amount due from Mr. Dong Yu (Note 3(a) & (d))		3,064,993	5,337,243
Outstanding consideration payable for business acquisition (Note 3(d))		2,383,260
Payable for purchase of property and equipment	$ 8,842,796	$ 5,668,211	$ 1,792,983

CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENT OF CASH FLOWS
Acquisition of business, cash acquired		$ 1,379,343	$ 2,221,266

ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2012
ORGANIZATION AND PRINCIPAL ACTIVITIES
ORGANIZATION AND PRINCIPAL ACTIVITIES

1. ORGANIZATION AND PRINCIPAL ACTIVITIES

Introduction

        Bona International Film Group Limited ("Bona International") was incorporated in British Virgin Islands ("BVI") on December 13, 2006. Bona International, together with its subsidiaries, variable interest entities (the "VIEs") and VIEs' subsidiaries, are engaged in film related activities and a talent agency business in the People's Republic of China (the "PRC").

        Bona Film Group Limited (the "Company") was established in the Cayman Islands in July 2010, which became the holding company of Bona International upon the completion of a 16 to 1 share exchange on November 10, 2010 with the existing shareholders of Bona International for all shares of equivalent classes. This share exchange was treated as a reorganization of entities under common control in a manner akin to a pooling-of-interest as if the Company had always existed and owned Bona International since the establishment of Bona International. The share capital after the share exchange has been reflected retrospectively as if it were the historical share capital for all the periods presented. The Company together with its VIEs and subsidiaries are referred to as the "Group".

Subsidiaries, VIEs and VIEs' subsidiaries

        As of December 31, 2012, the Company's subsidiaries, VIEs and VIEs' subsidiaries included the following entities:

	Date of incorporation/ acquisition	Place of incorporation	Percentage of legal ownership
Subsidiaries:
Bona International Film Group Limited ("Bona International")	December 13, 2006	BVI	100%
Alpha Speed Limited	July 1, 2011	BVI	100%
Beijing Bona New World Media Technology Co., Ltd. ("Bona New World")	June 7, 2007	PRC	100%
Bona Entertainment Co., Ltd. ("Bona Entertainment")	July 1, 2008	Hong Kong	100%
Distribution Workshop (BVI) Ltd. ("Distribution Workshop BVI")	June 29, 2007	BVI	51%
Distribution Workshop (HK) Ltd. ("Distribution Workshop HK")	May 31, 2007	Hong Kong	51%
Bona Production Co., Ltd. ("Bona Production")	July 21, 2010	Hong Kong	100%
Film Investments Limited	October 29, 2012	Hong Kong	100%
DW2 Limited	October 29, 2012	Hong Kong	100%
VIEs:
Beijing Baichuan Film Distribution Co., Ltd. ("Baichuan") (previously named "Beijing PolyBona Film Distribution Co. Ltd.")	November 18, 2003	PRC	0%
Bona Film Group Co., Ltd. (PRC) ("Bona Film") (previously named "Beijing Bona Film and Culture Communication Co., Ltd.")	August 1, 2003	PRC	0%
Beijing Bona Advertising Co., Ltd. ("Bona Advertising")	April 28, 2005	PRC	0%
Cinema Popular Limited ("Cinema Popular")	October 15, 2008	Hong Kong	50%
VIEs' subsidiaries:
Zhejiang Bona Film and Television Production Co., Ltd. ("Zhejiang Bona")	December 5, 2008	PRC	0%
Beijing Bona Xingyi Culture Agency Co., Ltd. ("Bona Xingyi") (previously named "Beijing Bona Yinglong Culture Agency Co., Ltd.")	June 25, 2008	PRC	0%
Beijing Bona International Cineplex Investment and Management Co., Ltd. ("Beijing Bona Cineplex")	November 14, 2005	PRC	0%
Beijing Bona Youtang Cineplex Management Co., Ltd. ("Bona Youtang")	April 13, 2009	PRC	0%
Shijiazhuang Bona Cinema Investment Management Co., Ltd. ("Shijiazhuang Cinema")	August 27, 2009	PRC	0%
Shenzhen Bona Shidai Cinema Investment Management Co., Ltd. ("Shenzhen Cinema")	December 11, 2009	PRC	0%
Shanghai Bona Yinxing Cinema Development Co., Ltd. ("Shanghai Cinema")	March 5, 2008	PRC	0%
Xi'an Huitong Bona Film Culture Media Co., Ltd. ("Xi'an Huitong")	October 18, 2010	PRC	0%
Beijing Bona Starlight Cineplex Management Co., Ltd. ("Bona Starlight")	July 1, 2011	PRC	0%
Beijing Bona Shunjing Cineplex Management Co., Ltd. ("Shunjng Cinema")	July 1, 2011	PRC	0%
Beijing Bona Huixin Cineplex Management Co., Ltd. ("Huixin Cinema")	July 1, 2011	PRC	0%
Tianjin Bona Jinkang Cineplex Management Co., Ltd. ("Jinkang Cinema")	July 1, 2011	PRC	0%
Chongqing Bona Yuexin Cineplex Management Co., Ltd. ("Yuexin Cinema")	July 1, 2011	PRC	0%
Changsha Mango Bona Cineplex Management Co., Ltd. ("Mangguo Cinema")	July 1, 2011	PRC	0%
Beijing Bona Jingpin Cineplex Management Co., Ltd. ("Jingpin Cinema")	November 8, 2011	PRC	0%
Beijing Bona Tianshi Cineplex Management Co., Ltd. ("Tianshi Cinema")	November 29, 2011	PRC	0%
Dongguan Bona Dongsheng Cineplex Investment Co., Ltd. ("Dongsheng Cinema")	December 1, 2011	PRC	0%
Tianjin Nongken Bona Film Investment Co., Ltd. ("Tianjin Nongken")	April 20, 2012	PRC	0%
Shanghai Bona Zhongyuan Management and Consulting Co., Ltd. ("Shanghai Zhongyuan")	May 24, 2012	PRC	0%
Suzhou Bona Lifeng Cineplex Management Co., Ltd. ("Suzhou Lifeng")	June 27, 2012	PRC	0%
Tianjin Bona Culture Media Co., Ltd. ("Bona Tianjin")	July 18, 2012	PRC	0%
Fenghua Bona Cineplex Management Co., Ltd. ("FengHua Bona")	August 17, 2012	PRC	0%

The VIE arrangements

        The Group operates its businesses in the PRC through its affiliated entities due to the PRC regulations that restrict foreign investments in the film, television program, movie theaters, talent agency and advertising industries (the "Restricted Business"). As a Cayman Islands corporation, the Company is deemed a foreign legal person under PRC laws. Accordingly the Company is not allowed to directly own and operate the Restricted Business in the PRC.

        The Company therefore conducts substantially all of its Restricted Business in the PRC through contractual arrangements with its VIEs and VIEs' subsidiaries. The VIEs and VIEs' subsidiaries hold the requisite license and permits necessary to conduct the Restricted Business in the PRC. In addition, the VIEs and VIEs' subsidiaries hold leases and other assets necessary to operate the Restricted Business in the PRC and generate substantially all of the Company's revenue in the PRC. The Group has three affiliated consolidated entities that operate its businesses in the PRC, each of which is an entity duly formed under PRC law.

        These affiliated consolidated entities were established in the years set forth below:

Year of establishment	PRC affiliated entities	Principal activities
2003	Beijing Baichuan Film Distribution Co., Ltd.	Films distribution
2003	Bona Film Group Co., Ltd. (PRC)	Movie theater business, talent agency services and television production
2005	Beijing Bona Advertising Co., Ltd.	Film related advertising sales

        To provide the Company the power to control and the ability to receive substantially all of the expected residual returns of the VIEs, Bona New World entered into a series of contractual arrangements with the VIEs and their shareholders in July 2007.

  •      Agreements that transfer economic benefits to Bona New World

    Exclusive Technology and Consulting Service Agreements

    Under these agreements between Bona New World and each of the VIEs, Bona New Word provides film investment consulting and technical service, operations management and marketing strategy consulting to the VIEs. As consideration for these services, the VIEs pay Bona New World a service fee equal to 100% of its profit before tax, except that the service fee with respect to Baichuan is no less than 90% of its net profit before tax. The exclusive technology and consulting service agreements remain effective until the dissolution of either Bona New World or the VIEs.

    Equity pledge agreements

    The shareholders of the VIEs pledged all of their respective equity interests (except for the 10% of the outstanding equity interest of Baichuan, which was acquired by Bona Film in December 2010 from an unaffiliated third party) in the VIEs to Bona New World under equity pledge agreements to secure their obligation under their respective exclusive technology and consulting service agreement with Bona New World. If the VIEs breach its contractual obligations under that agreement, Bona New World, as the pledgee, will be entitled to certain rights, including the right to sell the pledged equity interests. The nominee shareholders of the VIEs agree that, without prior written consent of Bona New World, they will not dispose of the pledged equity interests or create or allow any encumbrance on the pledged equity interests that would prejudice Bona New World's interest. During the term of the equity pledge agreement, Bona New World is entitled to receive all income in cash or otherwise generated from the pledged equity interests, such as all dividends paid on the pledged equity interests. The equity pledge agreements remain effective until the VIEs are no longer liable under the exclusive technology and consulting service agreements.

  •      Agreements that provide Bona New World with effective control

    Voting trust and equity purchase option agreements

    The shareholders of the VIEs also entered into voting trust and equity purchase option agreements with Bona New World under which their voting rights and rights to appoint all directors and senior management personnel have been transferred to Bona New World. In addition, when permitted by PRC laws each of them granted to Bona New World or its designee irrevocable options to purchase all of their respective equity interests in the VIEs at the lowest price permitted under applicable PRC laws. The voting trust and equity purchase option agreements remain effective until the termination of the corresponding exclusive technology and consulting service agreements.

    Loan agreement

    In 2011, Bona New World entered into a loan agreement with the Group's CEO, Mr. Dong Yu, to provide an interest-free loan of RMB 10 million solely for the purpose of increasing capital contributions to Bona Film. The loan has a term of 10 years and may be extended upon mutual written consent of the parties. Any proceeds generated from the transfer of equity interests held by Mr. Dong Yu in Bona Film to the Group shall be used to repay the loan and the loan can only be repaid using such proceeds. The loan agreement contains a number of covenants that restrict the actions that Mr. Dong Yu may take or cause the Bona Film to take. For example, Mr. Dong Yu (i) shall not transfer, sell, mortgage, dispose of, or encumber his equity interest in Bona Film except in accordance with the Equity Pledge Agreement discussed above, (ii) without Bona New World's prior written consent, shall not take actions or omissions that may have a material impact on the assets, business and liabilities of Bona Film, (iii) shall cause the shareholders' meeting and/or the board of directors of Bona Film not to approve the merger or consolidation of Bona Film with any person, or any acquisition or investment in any person, without Bona New World's prior written consent, and (iv) shall appoint any director candidates nominated by Bona New World.

    As a result of these contractual arrangements, Bona New World has (1) the power to direct the activities of the VIEs that most significantly impact the VIEs' economic performance and (2) the right to receive economic benefits from the VIEs, and accordingly, the Company has consolidated the financial results of the VIEs and its subsidiaries in the consolidated financial statements for all the periods presented.

    In concluding that the Company is the primary beneficiary of the VIEs, the Company believes that voting trust is valid, binding and enforceable under existing PRC laws and regulations and enable the Company, through Bona New World, to vote on all matters requiring shareholder approval for the VIEs. In addition, the Company believes that the equity purchase option right provides the Company, through Bona New World, with a substantive kick-out right. More specifically, the terms of the equity purchase option is exercisable and enforceable under current PRC laws and regulations, and the minimum amount of consideration permitted by the applicable PRC laws to exercise such purchase option does not represent a financial barrier or disincentive for the Company, through Bona New World, to exercise such purchase option. The Company's rights under the voting trust and equity purchase option agreements provide the Company with control over the shareholders of the VIEs and thus provide the Company with the power to direct the activities that most significantly impact on the VIEs' economic performance.

Corporate reorganization

        At the time that the Company's wholly-owned subsidiary, Bona New World, entered into below series of contractual arrangements with the Company's VIEs, the Company was controlled (and had been since incorporation) by Mr. Dong Yu who held 93.5% of the issued equity. Immediately before entering into the contractual arrangements, the VIEs were also controlled by Mr. Dong Yu. This was therefore a transaction between entities under common control. Accordingly, the consolidated financial statements of the Company have been prepared as if the Company had been in existence and was the primary beneficiary of the VIEs throughout the periods presented.

Cinema Popular

        In October 2008, Bona Entertainment entered an agreement with Hurry Up Limited, a Hong Kong based company engaged in film production, to set up Cinema Popular Limited ("Cinema Popular") in Hong Kong to invest in films and hold copyright of films (the "Joint-venture Agreement"). Bona Entertainment and Hurry Up Limited each own 50% of the equity interest in Cinema Popular.

        Through its control of the board of directors of Cinema Popular, Bona Entertainment controls Cinema Popular. As Bona Entertainment controls Cinema Popular and absorbs all of the expected losses of Cinema Popular, Bona Entertainment is the primary beneficiary of Cinema Popular and therefore has consolidated Cinema Popular.

Risks in relation to the VIEs' structure

        The Company believes that Bona New World's contractual arrangements with the VIEs and its shareholders are in compliance with existing PRC laws and regulations and are valid, binding and enforceable and will not result in any violation of PRC laws or regulations currently in effect. The shareholders of the VIEs are also shareholders of the Company, therefore have no current interest in seeking to act contrary to the contractual arrangements. However, substantial uncertainties exist regarding the interpretation of current and future PRC laws or regulations and the PRC regulations authorities may take a contrary view. If the legal structure and contractual arrangements were found to be in violation of any existing PRC laws or regulations, the regulations authorities may exercise their discretion and:

1)
revoke the business licenses or other licenses or permits of the Group;

2)
discontinue or restrict the conduct of any transactions within the Group;

3)
impose fines, confiscating the income of the VIEs or the income, confiscating films or equipment, or imposing other requirements with which the Group may not be able to comply; or

4)
require the Group to restructure the relevant ownership structure or operations;

5)
restrict or prohibit the Company's use of the proceeds of IPO to finance the business and operations in China.

        The imposition of any of these penalties may result in a material adverse effect on the Group's ability to conduct its business. In addition, if the imposition of any of these penalties causes the Group to lose the rights to direct the activities of the VIEs and their subsidiaries or the right to receive their economic benefits, the Group would no longer be able to consolidate the financial results of the VIEs.

        The Company's ability to control the VIEs depends on the right Bona New World has under the voting trust and equity purchase option agreements to vote on all matters requiring shareholder approval in the VIEs. As noted above, the Group believes this power of attorney is valid, building and enforceable under existing PRC laws and regulations but may not be as effective as direct equity ownership.

        In addition, Mr. Yu is the major nominee shareholder of Bona Film, and is also a beneficial owner of the Company. The interests of Mr. Yu as the major nominee shareholder of Bona Film may differ from the interests of the Company as a whole, the Company cannot assure that when conflicts of interest arise, Mr. Yu will act in the best interests of the Company or that conflicts of interests will be resolved in the Company's favor. Currently, the Company does not have existing arrangements to address potential conflicts of interest Mr. Yu may encounter in his capacity as the major nominee shareholder of Bona Film, on the one hand, and as a beneficial owner and director of the Company, on the other hand. The Company believes Mr. Yu will not act contrary to any of the contractual arrangements and the exclusive option agreement provides the Company with a mechanism to remove Mr. Yu as the major nominee shareholder of Bona Film should he act to the detriment of the Company. The Company relies on Mr. Yu, as a director and executive officer of the Company, to fulfill his fiduciary duties and abide by laws of the PRC and Cayman Islands and act in the best interest of the Company. If the Company cannot resolve any conflicts of interest or disputes between the Company and Mr. Yu, the Company would have to rely on legal proceedings, which could result in disruption of its business, and there is substantial uncertainty as to the outcome of any such legal proceedings.

        The following consolidated information of the VIEs and their subsidiaries was included in the accompanying consolidated financial statements with intercompany balance eliminated:

	December 31,
	2011	2012
Cash and cash equivalents	5,919,594	14,691,945
Accounts receivable, net	40,710,735	37,626,422
Prepaid expense and other current assets	11,454,369	14,626,701
Total current assets	59,616,184	73,351,336
Distribution rights	1,609,455	491,723
Production costs	44,264,090	53,248,207
Property and equipment, net	40,100,479	60,147,104
Total non-current assets	96,409,193	150,879,449
Total assets	156,025,377	224,230,785

Total current liabilities	76,539,817	92,841,657
Total non-current liabilities	413,219	8,279,476

Total liabilities	76,953,036	101,121,133

	Years ended December 31,
	2010	2011	2012
Net revenue	44,326,027	116,911,572	132,455,191

Net income	11,210,654	18,046,991	5,358,332

	Years ended December 31,
	2010	2011	2012
Net cash (used in) provided by operating activities	(17,350,381)	33,427,159	17,747,686
Net cash used in investing activities	(3,245,910)	(17,137,921)	(22,238,836)
Net cash provided by (used in) financing activities	19,006,317	(12,406,973)	13,263,501

        There are no consolidated VIEs' assets that are collateral for the VIE's obligations and can only be used to settle the VIEs' obligations. There are no creditors (or beneficial interest holders) of the VIEs that have recourse to the general credit of the Company or any of its consolidated subsidiaries. There are no terms in any arrangements, considering both explicit arrangements and implicit variable interests, which require the Company or its subsidiaries to provide financial support to the VIEs. However, if the VIEs ever need financial support, the Company or its subsidiaries may, at its option and subject to statutory limits and restrictions, provide financial support to its VIEs through loans to the shareholder of the VIEs or entrustment loans to the VIEs.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

a.
Basis of presentation

        The consolidated financial statements of the Group have been prepared in accordance with accounting principles generally accepted in the United States of America ("US GAAP").

b.
Principles of consolidation

        The Group's consolidated financial statements included the financial statements of Bona Film Group Limited, its subsidiaries, VIEs and VIEs' subsidiaries. All intercompany transactions and balances were eliminated in consolidation.

c.
Use of estimate

        The preparation of the consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and revenue and expenses in the consolidated financial statements and accompanying notes. Significant accounting estimates reflected in the Group's consolidated financial statements include fair value of the Company's ordinary shares, impairment of property and equipment and intangible assets, impairment of goodwill, impairment of distribution rights and production costs, valuation allowance for deferred tax assets, film participation financing liabilities, film participation expense, amortization of distribution rights and production costs, share-based compensation, and purchase price allocation for business acquisition.

d.
Lease accounting

        The Group evaluates each lease for classification as either a capital lease or an operating lease. The Group assesses a lease to be a capital lease if substantially all of the benefits and risks of ownership have been transferred to the lessee at its inception. The Group performs this evaluation at the inception of the lease and when a modification is made to a lease. If the lease agreement calls for a scheduled rent increase during the lease term, the Group recognizes the lease expense on a straight-line basis over the lease term as deferred lease expense. The Group determines the straight-line rent expense impact of an operating lease upon inception of the lease. In leases containing both scheduled rent increases and contingent rents on the box office sales, only the fixed component of the lease payments are recognized on a straight-line basis over the lease term. Contingent rents are expensed or accrued in the period when the box office sales are recognized.

e.
Cash and cash equivalents

        Cash and cash equivalents consist of cash on hand and highly liquid investments which are unrestricted as to withdrawal or use, or have original maturities of three months or less when purchased.

f.
Term deposits

        Term deposits consist of deposits placed with financial institutions with original maturity terms of greater than three months but less than one year.

g.
Restricted cash

        Restricted cash is related to the box office receipts from certain films deposited in specific accounts required by the banks as guarantees for short-term loans with the banks.

h.
Distribution rights

        Distribution rights include the unamortized costs of films for which the Group has acquired distribution rights, including completed films and films in production. In certain cases, the Group also shares the net profit of the film with the producers but does not receive any proportionate interest in the copyright of the film.

        Costs of acquiring film distribution rights are amortized using the individual-film-forecast method, whereby these costs are amortized in the proportion that current year's revenue bears to management's current estimate of ultimate revenue expected to be recognized from the exhibition or sub-licensing of the films.

        Film ultimate revenues include estimates of revenues from all markets and territories, including revenues associated with theatrical release of the film, revenues associated with home video sales, licensing sales to broadcast or cable networks. Film ultimate revenues forecasts include estimates over a period not to exceed ten years following the date of the film's initial release. Estimated ultimate revenues are revised at least annually.

i.
Production costs

        Production costs include expenditures for the production and acquisition of proportional copyright of films by the Group. The production costs are stated at the lower of cost less accumulated amortization, or fair value. Production costs include costs of productions and acquired proportional copyright of films which have been completed and costs of productions which are still in production. For films completed and on release, the related capitalized costs are amortized using the individual-film-forecast method, whereby these costs are amortized in the proportion that current year's revenue bears to management's current estimate of ultimate revenue expected to be recognized from the exhibition or licensing of the films.

        Most of the Group's bank borrowing and other borrowings are dedicated to fund the production of its films. Capitalization of interest costs commences when a film is set for production and ends when a film is substantially complete and ready for distribution. The interest eligible for capitalization includes interest expense on bank borrowing and other borrowing.

        The Group enters into arrangements with third parties to jointly finance the production of some of its films and the Group distributes the film. The Group and the investors co-own the copyright and share the profit or loss of the film. The form of the arrangement is the sale of an economic interest in a film to an investor. The Group records the amount received from the investor as a reduction of its capitalized film costs, as the investor assumes full risk for that portion of the film asset acquired in these transactions.

j.
Impairment of distribution rights and production costs

        The Group reviews the distribution rights and production costs for impairment at least annually or whenever events or changes in circumstances indicate that the carrying amount of the distribution rights and production costs may be impaired. The valuation of distribution rights and production costs is reviewed on a title-by-title basis. The excess of the carrying value above the fair value is written off and the amount is classified as costs of revenues in the consolidated statements of operations. The Company bases these fair value measurements on unobservable inputs derived from the Company's assumptions about how market participants would price the asset. Due to the nature of these assets, market data for similar assets is not available. Key assumptions used in such fair value measurements include: (1) the discount rate applied to future cash flow streams, which is based on a risk-free rate plus a risk premium representing the risk associated with the type of property being exploited and (2) the number of years over which the Company estimates future net cash flows. The Company considers the sensitivity of these inputs in assessing its assumptions. Additionally, on occasion, the Company may change the creative direction of, or abandon, one or more of the Company's films after being placed into production. As a result, amounts previously capitalized as production costs may be expensed. The Group will not subsequently restore any amounts written off in previous fiscal years.

k.
Property and equipment, net

        Property and equipment, net are carried at cost less accumulated depreciation and amortization. Depreciation and amortization are calculated on a straight-line basis over the following estimated useful lives:

Film projection equipment	15 years
Furniture and office equipment	5 years
Transportation equipment	5 years
Leasehold improvements	lesser of original lease term or
estimated useful life
l.
Acquired intangible assets with definite lives

        Acquired identifiable intangible assets with definite lives are carried at cost less accumulated amortization. Amortization of definite-lived intangible assets is computed based on the straight-line method over the following estimated weighted average useful lives, which are as follows:

Membership	1.8 years
Favorable lease	1-4.5 years
m.
Acquired intangible assets with indefinite lives

        If an acquired intangible asset is determined to have an indefinite life, it should not be amortized until its useful life is determined to be no longer indefinite. An intangible asset that is not subject to amortization is evaluated annually or more frequently if event and circumstances indicate that it might be impaired. Such impairment test consists of comparing the fair values of assets with their carrying value amounts and an impairment loss is recognized if and when the carrying amounts exceed the fair values. The estimates of fair values of intangible assets not subject to amortization are determined using discounted cash flow method. Significant assumptions are inherent in this process, including estimates of discount rates. Intangible assets with indefinite life represent movie theater licenses acquired through business acquisition of 10 movie theaters.

n.
Impairment of long-lived assets and intangible assets with definite life other than distribution rights and production costs

        Long-lived assets, such as property and equipment and definite-lived intangible assets, other than distribution rights and production costs, are stated at cost less accumulated depreciation or amortization. The Group evaluates the recoverability of long-lived assets, including identifiable intangible assets, with determinable useful lives, other than distribution rights and production costs, whenever events or changes in circumstances indicate that a long-lived asset's carrying amount may not be recoverable. The Group measures the carrying amount of long-lived asset against the estimated undiscounted future cash flows expected to result from the use and eventual disposition of the asset. Impairment exists when the sum of the expected future net cash flows is less than the carrying value of the asset being evaluated. Impairment loss is calculated as the amount by which the carrying value of the asset exceeds its fair value. Fair value is estimated based on various valuation techniques, including the discounted value of estimated future cash flows. The evaluation of asset impairment requires the Group to make assumptions about future cash flows over the life of the asset being evaluated. These assumptions require significant judgment and actual results may differ from assumed and estimated amounts.

o.
Cost method investments

        For investment in an investee over which the Group does not have a significant influence, the Group carries the investment at cost and recognizes as income dividends received that are distributed from net accumulated earnings of the investee since the date of acquisition by the investor. The Group reviews the cost method investment for impairment whenever events or changes in circumstances indicate that the carrying amount of the investment may be impaired. An impairment loss is recognized when the decrease in fair value of the investment is other than temporary, for the amount equal to the difference between the investment's carrying amount and its fair value at the balance sheet date of the reporting period for which the assessment is made. The fair value of the investment would then become the new cost basis of the investment.

p.
Equity method investments

        A company that is not consolidated, but over which the Group exercises significant influence, is accounted for under the equity method of accounting. Whether or not the Group exercises significant influence with respect to an affiliate depends on an evaluation of several factors including, among others, representation on the affiliated company's board of directors, impact of commercial arrangements, and ownership level, which is generally a 20% to 50% interest in the voting securities of the affiliated company. Under the equity method of accounting, the affiliated company's accounts are not reflected within the Group's consolidated balance sheets and statements of operations; however, the Group's share of the earnings or losses of the affiliated company is reflected in the caption "Equity in (loss) earnings of affiliated companies" in the consolidated statements of operations.

        When the Group's carrying value in an equity method affiliated company is reduced to zero, no further losses are recorded in the Group's consolidated financial statements unless the Group guaranteed obligations of the affiliated company or has committed additional funding. When the affiliated company subsequently reports income, the Group will not record its share of such income until it equals the amount of its share of losses not previously recognized.

        An impairment charge is recorded when the carrying amount of the investment exceeds its fair value and this condition is determined to be other-than-temporary.

q.
Goodwill

        The excess of the purchase price over the fair value of net assets acquired is recorded on the consolidated balance sheet as goodwill. Goodwill is not amortized but is evaluated annually or more frequently if event and circumstances indicate that they might be impaired.

        When evaluating the goodwill impairment, the Group first assess qualitative factors to determine whether it is "more likely than not" that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test.

        If the Group assesses that it is more likely than not that the fair value of a reporting unit is less than its carrying amount, the Group will perform a two-step goodwill impairment test. The first step compares the fair values of each reporting unit to its carrying amount, including goodwill. If the fair value of each reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of goodwill to the carrying value of a reporting unit's goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill.

r.
Film production financing

        To fund production of its films, the Group obtains financing through bank borrowings, and a variety of arrangements with other investors which are described below.

Other borrowings

        If the Group guarantees the third party provider of financing a fixed rate of return on the principal over a fixed term of period, the cash received from these investors is classified on the balance sheet as other borrowings. The Group accrues interest expense on other borrowings using the fixed rate of return.

Film participation financing liabilities

        For other financing, where the Group gives the third party provider of finance a fixed percentage of the film's worldwide net income, or a fixed percentage of the film's worldwide net income with guarantee of minimum rate of return on the principal, the cash received from these investors is accounted for as film participation financing liabilities, as the Group retains copyrights of the films and the arrangements do not involve sale of a proportionate undivided interest in the copyright to the third party participants.

        Under those arrangements where the participant is entitled to a share of the respective film worldwide net income, the Group records the participant's share of net income in film participation expense based on an effective interest rate method on an individual film-by-film basis. The Group starts to accrue for participation expense from the initial exhibition of the film. The effective interest rate is calculated based on the initial investments by the third party participants and a series of future cash outflows to the participants estimated by the Group using the same estimates of revenue determined in using the individual-film-forecast method as discussed above under amortization of its own production costs. The rate is then applied to the outstanding film participation financing liabilities balance specific to the film to determine the current period's film participation expense related to that film.

        If a film underperforms, the final redemption amount is estimated to be lower than the amount originally invested by third party participants. A negative effective interest rate is calculated and applied to the outstanding film participation financing liabilities balance to determine the current period's reduction of film participation expense.

        Under those arrangements where the participant is entitled to a share of the respective film worldwide net income with guarantee of a minimum rate of return on the principal, if at any point of time, the management determines that the accrued film participation financing liability is not sufficient to cover the guaranteed minimum rate, an additional liability will be accrued based on the guaranteed minimum rate of return.

        Film participation financing liabilities that are expected to be paid in one year after the period end are classified as current liabilities. The remaining film participation financing liabilities are classified as non-current liabilities.

s.
Revenue recognition

        The Group recognizes film-related revenues from the arrangements described as follows:

Film Distribution revenues

        The Group acquires film distribution rights as the principal or a participating distributor in mainland China and overseas from film producers.

        As the principal distributor, the Group recognizes distribution revenues when the films are exhibited in movie theaters. After the payments by the movie theaters of taxes and other governmental charges and deductions by movie theaters and theater circuits of their respective shares of the box office sales, the remaining amount (the "Distributable Amount") is remitted to the Group which the Group accounts for as its distribution revenues.

        The Group then shares the Distributable Amount with the film producer pursuant to the terms of the distribution agreement under which the Group is typically entitled to a fixed percentage of the Distributable Amount as its fees (the "Distribution Fees"). The Distributable Amount, after further deductions of the Distribution Fees and print and marketing expenses, except in rare cases where not reimbursable by the producer, is paid or payable to the producer and is accounted for as a cost of distribution revenues.

        The Group also generates revenues from advertising services such as "in-film" advertising, pre-screening advertising, selling poster space and promotions of films. Revenues from advertising services are recognized as advertisement is shown or upon services provided. Cost of advertising services primarily consists of the cost of acquiring advertising airtime.

        The Group also cooperates with other distributors to distribute films as a participating distributor but is not the primary obligor under the distribution arrangement and shares a fixed percentage of the distribution fees received by the principal distributor as the Group's commissions pursuant to its arrangement with the principal distributor. The Group records these commissions as its distribution revenues.

        For certain films the distribution rights of which are acquired by the Group, the Group sub-licenses such rights to international third party distributors and domestic and international non-theatrical channels including television and Internet companies for a particular term. Revenues from such sub-licensing arrangements are recognized when the following criteria are met: (i) an arrangement has been signed with a customer, (ii) the customer's right to use or otherwise exploit the intellectual property has commenced and there is no requirement for significant continued performance by the Group, (iii) licensing fees are either fixed or determinable and (iv) collectability of the fee is reasonably assured.

Copyright and participation revenues

        When the Group is not the principal distributor, but participates in the financing of film production in which the Group may also acquire all, a portion or none of the legal copyright in relation to the film, and bears a portion of the costs of financing, production, prints, promotion and advertising pursuant to the terms of the agreement for the production of the film, it generates revenues from such film production participation as follows:

  (a)
  Where the Group is entitled to receive a certain percentage of the net profit of the film, it periodically receives a report from the film producer about the net profit or loss of the film. The Group records its share of the net profit of the film into revenue according to the report.

  (b)
  In the case of licensing the Group's copyrights to international third party distributors and to other domestic and international non-theatrical channels, including television and Internet companies, for a particular term, the Group recognizes copyright revenues when the following criteria are met: (i) an arrangement has been signed with a customer, (ii) the customer's right to use or otherwise exploit the intellectual property has commenced and there is no requirement for significant continued performance by the Group, (iii) licensing fees are either fixed or determinable and (iv) collectability of the fee is reasonably assured.

Talent agency revenues

        The Group also acts as a talent agent for certain artists, where in certain cases the Group signs the service contract with the third party and in other cases, the Group and the artist together sign the service contract with the third party.

        Where the Group signs the service contract with third parties and is the primary obligor, the Group reports the gross amount of the service as revenue. Where the Group and the artist together sign the contract with a third party, the Group reports revenue at the total service amount net of the payment to the artist. For arrangements where the Group records the gross amount as its revenue, cost of talent agency service primarily consists of compensation paid to artists.

Movie theater revenues

        Revenues are recognized when admissions and concession sales are received at the box office. Other revenues primarily consist of screen advertising. Screen advertising revenues are recognized over the period that the related advertising is delivered on-screen or in-theatre. The Group records proceeds from the sale of prepaid membership cards and other prepaid certificates in deferred revenues and recognizes admissions revenue and concession revenue when the card or certificate is consumed. The Group recognizes unredeemed prepaid certificates as revenue upon expiration of the membership cards or certificates.

t.
Advertising and marketing expenses

        The costs of printing, advertising and marketing related to the exploitation of feature films are expensed as incurred by the Company.

u.
Business tax and film industry development fund levy

        From 2004 to 2012, Baichuan and Zhejiang Bona's share of movie theaters' box office revenues in the PRC are exempted from business tax. The Group's other PRC subsidiaries, VIEs and VIEs' subsidiaries are subject to business taxes at the rate of 3.3%-5.5% on certain types of services and the related revenues are presented net of business taxes incurred. Business taxes deducted in arriving net revenue for the years ended December 31, 2010, 2011 and 2012 totaled $1,012,573, $2,076,930 and $3,552,059, respectively.

        In addition, movie theater revenues is subject to mandatory contribution to film industry development fund levied at the rate of 5% on box office receipts and the related revenues are presented net of mandatory contribution to film industry fund incurred. Film industry development fund deducted in arriving net revenue during 2010, 2011 and 2012 totaled $533,209, $1,230,836 and $1,995,813, respectively.

v.
Income taxes

        Current income taxes are provided for in accordance with the laws of the relevant tax authorities. Deferred income taxes are provided using the asset and liability method. Under this method, deferred income taxes are recognized for tax credits and net operating losses available for carry-forwards and significant temporary differences. Deferred tax assets and liabilities are classified as current or non-current based upon the classification of the related asset or liability in the financial statements or the expected timing of their reversal if they do not relate to a specific asset or liability. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion of, or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws and regulations applicable to the Group as enacted by the relevant tax authorities.

        The impact of an uncertain income tax position on the income tax return must be recognized at the largest amount that is more-likely-than not to be sustained upon audit by the relevant tax authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Interest and penalties on income taxes will be classified as a component of the provisions for income taxes. The Group did not recognize any income tax due to uncertain tax position or incur any interest and penalties related to potential underpaid income tax expenses for the years ended December 31, 2010, 2011 or 2012, respectively.

w.
Comprehensive income

        Comprehensive income includes net income and foreign currency translation adjustments. Beginning on January 1, 2012, the Group presents the components of net income, the components of other comprehensive income and total comprehensive income in two separate but consecutive statements approach. The consolidated financial statements for prior periods have been adjusted for the retrospective application of the authoritative guidance regarding presentation of comprehensive income.

x.
Foreign currency translation

        The functional currency of the Company is the United States dollar ("U.S. dollars"). The financial records of the Group's subsidiaries and VIEs located in the PRC and Hong Kong are maintained in their local currencies, the Renminbi ("RMB"), and Hong Kong Dollar ("HK$"), respectively, which are also the functional currencies of these entities.

        Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency at the rates of exchange ruling at the balance sheet date. Transactions in currencies other than the functional currency during the year are converted into functional currency at the applicable rates of exchange prevailing when the transactions occurred. Transaction gains and losses are recognized in the statements of operations.

        The Group's entities with functional currency of RMB and HK$ translate their operating results and financial position into the U.S. dollar, the Company's reporting currency. Assets and liabilities are translated using the exchange rates in effect on the balance sheet date. Revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive income.

z.
Foreign currency risk

        RMB is not a freely convertible currency. The State Administration for Foreign Exchange, under the authority of the People's Bank of China, controls the conversion of RMB into foreign currencies. The value of RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market. The cash and cash equivalents, term deposits and restricted cash of the Group included aggregate amounts of $7,624,166 and $19,508,508, which were denominated in RMB, at December 31, 2011 and 2012, respectively, representing 25% and 70% of the cash and cash equivalents, term deposits and restricted cash at December 31, 2011 and 2012, respectively.

aa.
Share-based payments

        Share-based payment transactions with employees, such as share options are measured based on the grant date fair value of the equity instrument. The Group recognizes the compensation costs net of an estimated forfeiture rate using the straight-line method, over the requisite service period of the award, which is generally the vesting period of the award. The estimate of forfeitures will be adjusted over the requisite service period to the extent that actual forfeitures differ, or are expected to differ, from such estimates. Changes in estimated forfeitures will be recognized through a cumulative catch-up adjustment in the period of change and will also impact the amount of stock compensation expense to be recognized in future periods.

        Share-based payments issued to non-employees, such as advisors, are measured at fair value at the earlier of the commitment date or the date the service is completed and recognized over the period the service is provided.

bb.
Concentration of credit risk

        Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of cash and accounts receivable. The Group places its cash and cash equivalents and term deposits with financial institutions located in the PRC and Hong Kong.

        The Group conducts credit evaluations of its customers and generally does not require collateral or other security from them. The Group establishes an allowance for doubtful accounts primarily based upon the age of the receivables and factors surrounding the credit risk of specific customers. Information relating to the Group's major customers is summarized in Note 25.

cc.
Net income (loss) per share

        Basic net income (loss) per ordinary share is computed by dividing net income (loss) attributable to ordinary shareholders of the Company by the weighted average number of ordinary shares outstanding during the period.

        Diluted net income (loss) per ordinary share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares.

        The Group had share options, which could potentially dilute basic earnings per share. To calculate the number of shares for diluted income per share the effect of the stock options is computed using the treasury stock method.

dd.
Fair value

        Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

        Authoritative literature provides a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

  •
  Level 1—inputs are based upon unadjusted quoted prices for identical instruments traded in active markets.

  •
  Level 2—inputs are based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based calculation techniques for which all significant assumptions are observable in the market or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

  •
  Level 3—inputs are generally unobservable and typically reflect management's estimates of assumptions that market participants would use in pricing the asset or liability. The fair values are therefore determined using model-based techniques that include option pricing models, is counted cash flow models, and similar techniques.

ee.
Fair value of financial instruments

        Financial instruments include cash and cash equivalents, term deposit, restricted cash, accounts receivable, cost method investment, equity method investment, accounts payable, amounts due from/to related parties, bank borrowings, other borrowings and film participation financing liabilities.

        The carrying values of cash and cash equivalents, term deposit, restricted cash, accounts receivable, accounts payable and amounts due from/to related parties approximate their fair values due to short-term maturities. The fair value of bank borrowings, other borrowings and film participation financing liabilities approximates their carrying value. Estimates of fair values of cost and equity method investments other than those subjected to other than temporary impairment are not readily available.

ff.
Business combinations

        Business combinations are recorded using the acquisition method of accounting. Acquisition costs are allocated to the assets and liabilities the Group acquired based on their fair values with goodwill being the excess value over the net identifiable assets acquired.

        The assets acquired, the liabilities assumed, and any noncontrolling interest of the acquiree at the acquisition date, if any, are measured at their fair values as of that date. Goodwill is recognized and measured as the excess of the total consideration transferred plus the fair value of any noncontrolling interests of the acquiree, if any, at the acquisition date over the fair values of the identifiable net assets acquired.

        Common forms of the consideration made in acquisitions include cash and common equity instruments. Consideration transferred in a business acquisition is measured at the fair value as at the date of acquisition. For shares issued in a business combination, the Company has estimated the fair value as of the date of acquisition.

        Where the consideration in an acquisition includes contingent consideration the payment of which depends on the achievement of certain specified conditions post-acquisition, the contingent consideration is recognized and measured at its fair value at the acquisition date and if recorded as a liability it is subsequently carried at fair value with changes in fair value reflected in earnings.

gg.
Recently adopted accounting pronouncements

        In May 2011, the FASB issued an authoritative pronouncement on fair value measurement. The guidance is the result of joint efforts by the FASB and IASB to develop a single, converged fair value framework. The guidance is largely consistent with existing fair value measurement principles in U.S. GAAP. The guidance expands the existing disclosure requirements for fair value measurements and makes other amendments, mainly including:

•
Highest-and-best-use and valuation-premise concepts for nonfinancial assets—the guidance indicates that the highest-and-best-use and valuation-premise concepts only apply to measuring the fair value of nonfinancial assets.

•
Application to financial assets and financial liabilities with offsetting positions in market risks or counterparty credit risk—the guidance permits an exception to fair value measurement principles for financial assets and financial liabilities (and derivatives) with offsetting positions in market risks or counterparty credit risk when several criteria are met. When the criteria are met, an entity can measure the fair value of the net risk position.

•
Premiums or discounts in fair value measure—the guidance states that "premiums or discounts that reflect size as a characteristic of the reporting entity's holding (specifically, a blockage factor that adjusts the quoted price of an asset or a liability because the market's normal daily trading volume is not sufficient to absorb the quantity held by the entity) rather than as a characteristic of the asset or liability (for example, a control premium when measuring the fair value of a controlling interest) are not permitted in a fair value measurement."

•
Fair value of an instrument classified in a reporting entity's shareholders' equity—the guidance prescribes a model for measuring the fair value of an instrument classified in shareholders' equity; this model is consistent with the guidance on measuring the fair value of liabilities.

•
Disclosures about fair value measurements—the guidance expands disclosure requirements, particularly for Level 3 inputs. Required disclosures include:
(i)
For fair value measurements categorized in level 3 of the fair value hierarchy: (1) a quantitative disclosure of the unobservable inputs and assumptions used in the measurement, (2) a description of the valuation process in place (e.g., how the entity decides its valuation policies and procedures, as well as changes in its analyses of fair value measurements, from period to period), and (3) a narrative description of the sensitivity of the fair value to changes in unobservable inputs and interrelationships between those inputs.

(ii)
The level in the fair value hierarchy of items that are not measured at fair value in the statement of financial position but whose fair value must be disclosed.

        The guidance is to be applied prospectively and effectively for interim and annual periods beginning after December 15, 2011, for public entities. Early application by public entities is not permitted. The Group adopted this pronouncement effective January 1, 2012, which did not have a significant effect on the Company's consolidated financial statements.

        In June 2011, the FASB issued an authoritative pronouncement to allow an entity the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. The guidance eliminates the option to present the components of other comprehensive income as part of the statement of changes in shareholders' equity. These amendments do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. The guidance should be applied retrospectively. For public entities, the amendments are effective for fiscal years and interim periods within those years, beginning after December 15, 2011. Early adoption is permitted. In December 2011, the FASB issued a further authoritative pronouncement, Deferral of the Effective Date for Amendments to the Presentation of Reclassification of Items out of Accumulated Other Comprehensive Income. Under the amendments, entities are required to present reclassification adjustments and the effect of those reclassification adjustments on the face of the financial statements where net income is presented, by component of net income, and on the face of the financial statements where other comprehensive income is presented, by component of other comprehensive income. In addition, the amendments require that reclassification adjustments be presented in interim financial periods. The amendments supersede changes to those paragraphs that pertain to how, when, and where reclassification adjustments are presented. The amendments in this Update are effective for public entities for fiscal years beginning after December 15, 2011. The Group adopted this pronouncement effective January 1, 2012, and presented comprehensive income in two separate but consecutive statements.

        In September 2011, the FASB has issued an authoritative pronouncement related to testing goodwill for impairment. The guidance is intended to simplify how entities, both public and nonpublic, test goodwill for impairment. The pronouncement permits an entity to first assess qualitative factors to determine whether it is "more likely than not" that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. The guidance is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted. The Group adopted this pronouncement effective January 1, 2012, which did not have a significant effect on the Company's consolidated financial statements.

gh.
Recently accounting pronouncements not yet adopted

        In July 2012, the FASB has issued an authoritative pronouncement related to testing indefinite-lived intangible assets, other than goodwill, for impairment. Under the pronouncement, entities testing indefinite-lived intangible assets for impairment would have the option of performing a qualitative assessment before calculating the fair value of the asset. If an entity determines, on the basis of qualitative factors, that the indefinite-lived intangible asset is not more likely than not impaired, a quantitative fair value calculation would not be needed. The amendments are effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. The Group will adopt this pronouncement on January 1, 2013 which is not expected to have a significant impact on its financial condition or results of operations.

        In October 2012, the FASB has issued an authoritative pronouncement related to impairment analysis of unamortized film costs. The amendments in this ASU eliminate the rebuttable presumption that the conditions leading to the write off of unamortized film costs after the balance sheet date existed as of the balance sheet date. The amendments also eliminate the requirement that an entity incorporate into fair value measurements used in the impairment tests the effects of any changes in estimates resulting from the consideration of subsequent evidence if the information would not have been considered by market participants at the measurement date. For SEC filers, the amendments are effective for impairment assessments performed on or after December 15, 2012. Early adoption is permitted. The Group will adopt this pronouncement on January 1, 2013 which is not expected to have a significant impact on its financial condition or results of operations.

        In February 2013, the FASB has issued an authoritative pronouncement related to reporting of amounts reclassified out of accumulated other comprehensive income, to improve the transparency of reporting these reclassifications. Other comprehensive income includes gains and losses that are initially excluded from net income for an accounting period. Those gains and losses are later reclassified out of accumulated other comprehensive income into net income. The amendments in this ASU do not change the current requirements for reporting net income or other comprehensive income in financial statements. All of the information that this ASU requires already is required to be disclosed elsewhere in the financial statements under U.S. GAAP.

        The new amendments will require an organization to:

  •
  Present (either on the face of the statement where net income is presented or in the notes) the effects on the line items of net income of significant amounts reclassified out of accumulated other comprehensive income—but only if the item reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period.

  •
  Cross-reference to other disclosures currently required under U.S. GAAP for other reclassification items (that are not required under U.S. GAAP) to be reclassified directly to net income in their entirety in the same reporting period. This would be the case when a portion of the amount reclassified out of accumulated other comprehensive income is initially transferred to a balance sheet account (e.g., inventory for pension-related amounts) instead of directly to income or expense.

        The amendments are effective for reporting periods beginning after December 15, 2012. The Group will adopt this pronouncement on January 1, 2013 which is not expected to have a significant impact on its financial condition or results of operations.

        In March 2013, the FASB has issued an authoritative pronouncement related to parent's accounting for the cumulative translation adjustment upon derecognition of certain subsidiaries or groups of assets within a foreign entity or of an investment in a foreign entity. When a reporting entity (parent) ceases to have a controlling financial interest in a subsidiary or group of assets that is a nonprofit activity or a business (other than a sale of in substance real estate or conveyance of oil and gas mineral rights) within a foreign entity, the parent is required to release any related cumulative translation adjustment into net income. Accordingly, the cumulative translation adjustment should be released into net income only if the sale or transfer results in the complete or substantially complete liquidation of the foreign entity in which the subsidiary or group of assets had resided.

        For an equity method investment that is a foreign entity, the partial sale guidance still applies. As such, a pro rata portion of the cumulative translation adjustment should be released into net income upon a partial sale of such an equity method investment. However, this treatment does not apply to an equity method investment that is not a foreign entity. In those instances, the cumulative translation adjustment is released into net income only if the partial sale represents a complete or substantially complete liquidation of the foreign entity that contains the equity method investment.

        Additionally, the amendments in this pronouncement clarify that the sale of an investment in a foreign entity includes both: (1) events that result in the loss of a controlling financial interest in a foreign entity (i.e., irrespective of any retained investment); and (2) events that result in an acquirer obtaining control of an acquiree in which it held an equity interest immediately before the acquisition date (sometimes also referred to as a step acquisition). Accordingly, the cumulative translation adjustment should be released into net income upon the occurrence of those events. The amendments in this pronouncement are effective prospectively for fiscal years (and interim reporting periods within those years) beginning after December 15, 2013. The amendments should be applied prospectively to derecognition events occurring after the effective date. Prior periods should not be adjusted. The Group will adopt this pronouncement on January 1, 2014 which is not expected to have a significant impact on its financial condition or results of operations.

ACQUISITION	12 Months Ended
Dec. 31, 2012
ACQUISITION
ACQUISITION

3. ACQUISITION

(a)
Acquisition of Beijing Bona Cineplex

        On April 23, 2010, the Group, through Bona Film and Culture, acquired Beijing Bona International Cineplex Investment & Management Co., Ltd. ("Beijing Bona Cineplex"), a PRC based company which holds three subsidiaries and focuses on cineplex business in the PRC. Beijing Bona Cineplex holds 60% of the equity of one of the subsidiaries, Shanghai Bona Yinxing Cinema Development Co., Ltd., and 100% of the equity of the other two subsidiaries. At the same time, the Group acquired Beijing Bona Youtang Cineplex Management Co., Ltd. ("Bona Youtang"), which also focuses on cineplex business in the PRC. Both Beijing Bona Cineplex and Bona Youtang were owned by Skillgreat Limited, which is 100% owned by the Group's primary shareholder, Mr. Dong Yu. The total consideration comprised of 5,810,320 ordinary shares of the Company with a fair value of $4.50 per share as of the acquisition date, which were issued to Skillgreat Limited in 2010 and cash of $5,337,243 which was settled as an offset against the amount that the Company was owed by Mr. Dong Yu. The acquisition-related transaction costs of $20,000 were expensed as general and administrative expenses when incurred.

        The fair value of the Company's ordinary shares as of the date of acquisition was estimated by management with the assistance of American Appraisal China Limited, an independent valuer. The discounted cash flow method of the income approach was used to assess the fair value of the Company's ordinary shares as of the date of acquisition. The determination of the fair value of the Company's ordinary shares requires complex and subjective judgments to be made regarding the Company's projected financial and operating results, unique business risks, the liquidity of the ordinary shares, and operating history and prospects at the time of valuation.

        The major assumptions used in calculating the fair value of ordinary shares as of the date of acquisition of $4.50 per ordinary share included:

Weighted average cost of capital, or WACC	22%
Discount for lack of marketability, or DLOM	16%

        The income approach involves applying appropriate discount rates to estimated cash flows that are based on earnings forecasts. The assumptions used in deriving the fair values are consistent with the Company's business plan. These assumptions include: no material changes in the existing political, legal and economic conditions in China; the Company's ability to retain competent management, key personnel and staff to support its ongoing operations; and no material deviation in market conditions from economic forecasts. These assumptions are inherently uncertain. The risk associated with achieving the Company's forecasts were assessed in selecting the appropriate discount rates.

        The acquisitions were completed in April 2010 and the results of Beijing Bona Cineplex and Bona Youtang have been included in the Group's consolidated financial statements since the acquisition date. A net revenue of $11,333,193 and a net income of $388,985 generated by the acquired movie theaters after the acquisition date were included in the Group's consolidated financial statements for the year ended December 31, 2010.

        The Group has accounted for these transactions as an acquisition and not as a reorganization of entities under common control. Pursuant to the Company's articles of association, the following matters among others need to be approved by the Series A preferred shareholders: (1) the adoption of the annual budget of any of the Company's subsidiaries or affiliated entities; (2) the appointment or removal or settlement of the terms of appointment of any senior manager (including any chief financial officer, chief operating officer or chief technology officer) of any of the Company's subsidiaries or affiliated entities; (3) approval, or making adjustment or modifications to the terms of transactions involving the interest of any director, shareholder or related party any of the Company's subsidiaries or affiliated entities, including but not limited to the making of any loans or advances, whether directly or indirectly, or the provision of any guarantee, indemnity or security for or in connection with any indebtedness of liabilities of any director or shareholder of any of the Company's subsidiaries or affiliated entities. In July 2009, upon the issuance of Series B preferred shares, the Series B shareholders had the same rights. These rights allow the noncontrolling shareholders to participate in decisions that relate to the ordinary course of the Company's business and prevent the majority ordinary shareholder, Mr. Yu, from exercising control over the Company's operating and financial policy decisions. As a consequence, Mr. Dong Yu lost control of the Company upon the issuance of Series A preferred shares in July 2007.

Total purchase price:
Cash consideration	5,337,243
Fair value of shares issued	26,123,194

31,460,437

		Estimated useful life
Cash and cash equivalents	1,483,252
Inventory	93,832
Current liabilities	(10,661,554)
Property and equipment, net	12,714,866
6 movie theater licenses	1,911,290	Indefinite
Membership	58,651	1.8 years
Favorable lease	557,185	2 years
Non-current deferred tax liability	(153,959)

Total net assets acquired	6,003,563
Noncontrolling interests	(2,071,408)

Goodwill	27,528,282

        In the acquisition, the Group determined the fair value and useful life of the intangible assets acquired based on the following:

  (i)
  The movie theater licenses acquired are film exhibition licenses issued by local film administration authorities that allow the Group to exhibit movies. The terms of the film exhibition licenses range from one to three years and are renewable upon inspection of the issuing authority. Since the government has been promoting the gradual liberalization of the film industry, the Group believes local film administration authorities normally grant the licenses to applicants as long as they can fulfill fixed asset investment and other relevant regulatory requirements. Therefore, the Group believes the licenses can be applied for and obtained through reasonable expenditure, without undue cost or time. Based on the above analysis, the Group concluded the cost approach should be applied for the determination of the fair value of the licenses. The cost approach takes into consideration the estimated staff costs, opportunities for fixed asset investment and overhead cost incurred for application of the licenses. The Group estimated the license has an indefinite life because the Group will renew it in the foreseeable future and do not expect that the Group will require substantial costs to renew or extend the licenses' legal life.

  (ii)
  As of the acquisition date, 41,657 individuals were registered as members of Beijing Bona Cineplex and Beijing Youtang and those members can purchase movie tickets at discounted price. The fair value of movie theater memberships was appraised by "excess earning method" which takes into consideration the projected cash flow to be generated from the members. The most significant estimates and assumptions inherent in the approach the Group used to value movie theater membership are the estimated revenues and margin derived from sale of tickets to the members and the discount rate. The resulting cash flow is discounted at a rate approximating the estimated cost of equity of Beijing Bona Cineplex and Beijing Youtang, which reflects a market participant's required rate of return for investing in the subject intangible asset. The terms of the membership range from one to five years with a weighted average of 1.8 years. The useful life of movie theater membership was determined based on the period over which the intangible asset will generate cash flow to the Group in the future.

  (iii)
  The fair value of favorable leases was determined by the incremental cash flow approach, which takes into consideration the projected rental expenses to be saved by virtue of ownership of lease agreements at rates more favorable than market rate. The most significant estimates and assumptions inherent in the approach that the Group used to value the favorable leases were the market rates for renting the premise of those movie theaters and the discount rate. The resulting rental saving was discounted at a rate approximating the estimated cost of equity of Beijing Bona Cineplex and Bona Youtang, which reflected a market participant's required rate of return for investing in the subject intangible asset.

        The goodwill is mainly attributable to intangible assets that cannot be recognized separately as identifiable assets under U.S. GAAP, and comprise (a) group of customers (most movie theater customers are walk-in) that are not known or identifiable to Beijing Bona Cineplex and Bona Youtang; (b) presence in geographic market and locations. The acquired goodwill is not deductible for tax purposes.

(b)
Acquisition of Bona Yinglong

        On July 28, 2010, to further expand the Group's talent agency business the Group through Bona Film and Culture acquired the remaining 60% equity interest of Beijing Bona Yinglong Culture Agency Company Ltd. ("Bona Yinglong", has been renamed to Beijing Bona Xingyi Culture Agency Company Ltd.) with a total cash consideration of $442,804 (equivalent to RMB3 million) paid in 2010. After the acquisition, it became a 100% consolidated VIE's subsidiary of the Group. A net revenue of nil and a net loss of $1,242 generated by Bona Yinglong after the acquisition date were included in the Group's consolidated financial statements for the year ended December 31, 2010.

        The purchase price allocation of the transaction was determined by the Group, and the following table summarizes the fair values of the assets acquired and liabilities assumed at the date of acquisition.

Total purchase price:
Cash consideration	442,804
Fair value of investment in Yinglong	203,130

645,934

Cash and cash equivalents	738,014
Other receivable	6,839
Current liabilities	(230,309)

Total net assets acquired	514,544

Goodwill	131,390

(c)
Acquisition of 10% equity interest from a noncontrolling interest

        On November 22, 2010, the Group acquired the remaining 10% equity interest in Baichuan with a total cash consideration of $762,098 (equivalent to RMB 5,061,400) which resulted in an increase of $683,434 in additional paid-in capital and after the acquisition, it became a 100% consolidated VIE of the Group.

(d)
Acquisition of Alpha Speed Limited and Bona Starlight

        On July 1, 2011, the Group, through the Company and Beijing Bona Cineplex, acquired Alpha Speed Limited, a BVI company and Bona Starlight, a PRC company which holds five subsidiaries and focuses on cineplex business in the PRC with a total cash consideration of $30,938,201, of which $3,064,993 was settled as an offset against the amount that the Group was owed by Mr. Dong Yu and $2,383,260 was paid in 2012. Prior to the acquisition, Alpha Speed Limited was 51% owned by Skill Great Limited, which is 100% owned by the Group's primary shareholder, Mr. Dong Yu, and Bona Startlight was also 51% owned by the Group's primary shareholder, Mr. Dong Yu. After the acquisition, The Group holds 100% of the equity interest of Alpha Speed Limited and Bona Starlight, which holds 51% of the equity of one of the subsidiaries, Mangguo Cinema, and 100% of the equity of the other four subsidiaries.

        The Group has accounted for these transactions as a business acquisition. A net revenue of $5,207,607 and a net loss of $2,286,838 generated by the acquired movie theaters after the acquisition date were included in the Group's consolidated financial statements for the year ended December 31, 2011.

        The following table summarizes the fair values of the assets acquired and liabilities assumed at the date of acquisition:

Total purchase price:
Cash consideration	30,938,201

		Estimated useful life
Cash and cash equivalents	1,379,343
Net current liabilities	(7,912,067)
Construction in Progress	1,831,707
Property and equipment, net	16,758,400
4 movie theater licenses	417,666	Indefinite
Favorable lease	1,902,699	1-4.5 years
Non-current deferred tax liability	(475,675)

Total net assets acquired	13,902,073
Noncontrolling interests	(1,160,492)

Goodwill	18,196,620

        In the acquisition, the Group determined the fair value and useful life of the intangible assets acquired based on the following:

  (i)
  The movie theater licenses acquired are film exhibition licenses issued by local film administration authorities that allow the Group to exhibit movies. The terms of the film exhibition licenses range from one to three years and are renewable upon inspection of the issuing authority. Since the government has been promoting the gradual liberalization of the film industry, the Group believes local film administration authorities normally grant the licenses to applicants as long as they can fulfill fixed asset investment and other relevant regulatory requirements. Therefore, the Group believes the licenses can be applied for and obtained through reasonable expenditure, without undue cost or time. Based on the above analysis, the Group concluded the cost approach should be applied for the determination of the fair value of the licenses. The cost approach takes into consideration the estimated staff costs, opportunities for fixed asset investment and overhead cost incurred for application of the licenses. The Group estimated the license has an indefinite life because the Group will renew it in the foreseeable future and do not expect that the Group will require substantial costs to renew or extend the licenses' legal life.

  (ii)
  The fair value of favorable leases was determined by the incremental cash flow approach, which takes into consideration the projected rental expenses to be saved by virtue of ownership of lease agreements at rates more favorable than market rate. The most significant estimates and assumptions inherent in the approach that the Group used to value the favorable leases were the market rates for renting the premise of those movie theaters and the discount rate. The resulting rental saving was discounted at a rate approximating the estimated cost of equity of Bona Starlight which reflected a market participant's required rate of return for investing in the subject intangible asset.

        The goodwill is mainly attributable to intangible assets that cannot be recognized separately as identifiable assets under U.S. GAAP, and comprise (a) group of customers (most movie theater customers are walk-in) that are not known or identifiable to Bona Starlight; (b) presence in geographic market and locations. The acquired goodwill is not deductible for tax purposes.

ACCOUNTS RECEIVABLES	12 Months Ended
Dec. 31, 2012
ACCOUNTS RECEIVABLES
ACCOUNTS RECEIVABLES

4. ACCOUNTS RECEIVABLES

        Net accounts receivable consists of the following as of December 31, 2011 and 2012:

	December 31,
	2011	2012
Accounts receivable	42,340,033	41,045,413
Allowance for doubtful accounts
Beginning balance as of January 1	22,727	697,246
Reversal of allowance against profit and loss	—	(317)
Additional allowance during the year	673,414	33,596
Exchange effect	1,105	7,216

Less: ending balance of allowance for doubtful accounts	697,246	737,741

Accounts receivable, net	41,642,787	40,307,672

        As the Group generally does not have credit risk in movie theaters box office sales, allowance for doubtful accounts primarily relates to accounts receivable from film licensing revenues, advertising and talent agency services.

PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2012
PREPAID EXPENSES AND OTHER CURRENT ASSETS
PREPAID EXPENSES AND OTHER CURRENT ASSETS

5. PREPAID EXPENSES AND OTHER CURRENT ASSETS

        Prepaid expenses and other current assets consist of the following at:

	December 31,
	2011	2012
Amounts due from third parties	5,690,605	4,050,954
Prepaid film costs on behalf of other investors	6,370,486	7,491,375
Prepaid film costs	1,319,074	2,844,172
Deposits paid for acquisition of property and equipment	2,478,320	248,975
Rental deposits and prepaid rental expenses	2,667,121	3,221,226
Loans and interest receivable from producers of TV series and films	1,811,278	2,515,208
Promotion and print costs paid on behalf of film producers	2,264,984	744,561
Advances to employees	849,191	733,430
Prepaid advertising expenses	1,122,180	770,760
Prepaid business tax	447,514	90,468
Interests receivable	171,861	52,034
Prepayment for an investment	1,200,000	—
Deposit for acquisition	317,768	—
Other prepaid expenses	624,966	566,099

Total	27,335,348	23,329,262

        Amounts due from third parties represent receivables from third parties for working capitals and expenses the Group paid on behalf of an independent third party. Prepaid film costs on behalf of other investors represent amounts paid for film production which will be reimbursed from other co-investors. Prepaid film costs represent amounts paid to secure the service of individuals to be the directors or actors or actresses of films over the next year. Prepaid film costs will be included in the production cost and amortized on a film-by-film basis upon the completion of related films. Loans and interest receivables from producers of TV series and films represent the Group's investments in TV series and films, which currently have fixed rate of returns. Deposit for acquisition is the deposit paid in November 2010 for acquiring the remaining 10% equity interest in Baichuan from Poly Film Investment Co., Ltd. and was returned in 2012.

DISTRIBUTION RIGHTS	12 Months Ended
Dec. 31, 2012
DISTRIBUTION RIGHTS
DISTRIBUTION RIGHTS

6. DISTRIBUTION RIGHTS

	2011	2012
Released:
Beginning balance as of January 1	850,155	291,043
Addition	1,744,977	2,985,347
Amortization	(2,331,266)	(2,792,844)
Exchange difference	27,177	3,811

Ending balance as December 31	291,043	487,357
In production and not released	3,372,923	10,919,335

Total	3,663,966	11,406,692

        In the year 2012, based on the economic performance and public acceptance of the films, the management decreased the estimate of the ultimate oversea revenue expected to be realized for certain TV series, as a result, the Group incurred additional amortization of $120,223 for the year ended December 31, 2012. The portion of the costs of the completed films that are expected to be amortized during the twelve months after December 31, 2012 is $441,915, and the Group expects to amortize 100% of such costs within three years from December 31, 2012.

        The Group evaluates its distribution rights on a title-by-title basis to determine whether the unamortized capitalized costs of any titles have a fair value that is less than its carrying value at least annually or whenever events or changes in circumstances indicate that the carrying amount of the distribution rights may be impaired. The Group has had no impairment loss recorded on the distribution rights.

PRODUCTION COSTS	12 Months Ended
Dec. 31, 2012
PRODUCTION COSTS
PRODUCTION COSTS

7. PRODUCTION COSTS

	2011	2012
Beginning balance for completed films as of January 1	7,714,809	28,825,639
Addition	57,705,841	49,918,921
Amortization	(37,116,065)	(41,774,480)
Impairment loss	—	(2,280,198)
Exchange difference	521,054	21,734

Subtotal for completed films	28,825,639	34,711,616

Beginning balance for films in production and not released as of January 1	57,101,069	41,019,183
Addition	40,236,802	64,466,725
Transfer to completed films	(57,705,841)	(49,918,921)
Exchange difference	1,387,153	66,806

Subtotal for films in production and not released	41,019,183	55,633,793

Ending balance as December 31	69,844,822	90,345,409

        In the year 2012, based on the economic performance and public acceptance of the films, the management decreased the estimate of the ultimate oversea revenue expected to be realized for certain films and TV series. As a result, the Group incurred additional amortization of $3,659,240 for the year ended December 31, 2012. The portion of the costs of the completed films that are expected to be amortized during the twelve months after December 31, 2012 is $18,040,174, and the Group expects to amortize 80% of such costs within three years from December 31, 2012.

        The Group evaluates its production costs on a title-by-title basis to determine whether the unamortized capitalized costs of any titles have a fair value that is less than its carrying value at least annually or whenever events or changes in circumstances indicate that the carrying amount of the production costs may be impaired. No impairment loss was recorded in 2010 and 2011. In 2012, as a result of lower-than-expected revenue performance of certain films and TV series, the Group determined the unamortized production costs were impaired by $2,280,198. Key assumptions used in the fair value measurement were discount rates ranging from 15% to 16% and estimated remaining cash flows over a period of 10 years from a title's initial release. A change in the discount rate of 1.0% would change the impairment loss measurement by $51,349.

PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2012
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

8. PROPERTY AND EQUIPMENT, NET

        Property and equipment, net consists of the following at:

	December 31,
	2011	2012
Film projection equipment	14,326,138	24,841,457
Furniture and office equipment	1,153,175	1,668,538
Transportation equipment	670,068	761,874
Leasehold improvements	26,015,895	41,664,495

	42,165,276	68,936,364
Less: accumulated depreciation	(5,113,981)	(8,766,890)

	37,051,295	60,169,474
Construction in progress	3,157,152	39,135

Property and equipment, net	40,208,447	60,208,609

        Depreciation expense for the years ended December 31, 2010, 2011 and 2012 was $840,677, $2,032,836 and $3,555,734, respectively.

COST METHOD INVESTMENT	12 Months Ended
Dec. 31, 2012
COST METHOD INVESTMENTS
COST METHOD INVESTMENTS

9. COST METHOD INVESTMENTS

        In April 2008, the Group invested $28,565 for 16.67% of equity interest in Wuhan Lianzhong Digital Film Technology Co., Ltd. ("Wuhan Lianzhong"), a company established in the PRC that is mainly engaged in digital film production and distribution. In October 2011, the Group invested $62,909 for 10% of equity interest in Zhongda Helian Marketing Consulting Co., Ltd. ("Zhongda Helian"), a company established in the PRC that is mainly engaged in economic and trade advisory. In January 2012, the Group invested $1,200,000 for 15.67% of equity interest in China Lion Entertainment Limited ("China Lion"), a company established in the United States that is mainly engaged in film distribution in North America. The investments are accounted for using the cost method of accounting as the Group has no significant influence over the operation of Wuhan Lianzhong, Zhongda Helian, and China Lion. There was no impairment of the cost method investment recognized for the years ended December 31, 2010, 2011 and 2012.

INVESTMENT IN EQUITY AFFILIATES	12 Months Ended
Dec. 31, 2012
INVESTMENT IN EQUITY AFFILIATES
INVESTMENT IN EQUITY AFFILIATES

10. INVESTMENT IN EQUITY AFFILIATES

        The Group's equity method investees include:

Investee	Amount invested	Legal ownership	Date invested	Business
Wisdom Sea Group Limited (BVI)(1)	$4	40%	January 2008	Shell company
Beijing Bona Yinglong Culture Agency Company Limited ("Bona Yinglong")(2)	$289,737	40%	June 2008	Artist agency
Beijing Bona Meitao Culture and Media Company Limited ("Bona Meitao")(3)	$573,235	51%	June 2008	Artist agency, film and television and television content production
(1)
Wisdom Sea Group Limited was dissolved in July 2010.

(2)
In July 2010, Bona Film and Culture acquired the remaining 60% equity shares of Bona Yinglong with consideration of $440,736 (equivalent to RMB3 million). As a result, Bona Yinglong became a subsidiary of the Group, and is consolidated in the consolidated financial statements starting from the year ended December 31, 2010. The fair value of the investment in 40% equity interest as of the acquisition date of the remaining 60% equity interest approximated its carry amount, and therefore, no remeasurement gains or losses were recognized in earnings.

(3)
As 51% shareholder, the Group is entitled to nominate three out of five board members of Bona Meitao. However any significant board resolutions related to operating and financing activities of Bona Meitao need two-third board members' approval. The Group concludes it does not have control over Bona Meitao, and has accounted for this investment on the equity basis. The Group disposed the equity of Bona Meitao in April 2012 for cash consideration of $55,020. A loss on disposal of $5,584 is recognized in the year ended December 31, 2012.

        The Group's share of the equity method investees' profit or loss and distributions in 2011 and 2012 are as below:

Bona Meitao
Balance as of January 1, 2011	231,854
Share of profit for the year ended December 31, 2011	3,062
Distribution	(185,712)
Exchange difference	6,136

Balance as of December 31, 2011	55,340
Share of profit for the year ended December 31, 2012	5,604
Disposal	(60,604)
Exchange difference	(340)

Balance as of December 31, 2012	—

ACQUIRED INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2012
ACQUIRED INTANGIBLE ASSETS, NET
ACQUIRED INTANGIBLE ASSETS, NET

11. ACQUIRED INTANGIBLE ASSETS, NET

        The Group's acquired intangible assets were generated from the acquisition of 100% equity interest in Beijing Bona Cineplex on April 23, 2010 and Alpha Speed Limited and Bona Starlight on July 1, 2011 (Note 3). Acquired intangible assets, net consist of the following:

	December 31,
	2011				2012
	Gross carrying amount	Accumulated amortization	Exchange difference	Net carrying amount	Gross carrying amount	Accumulated amortization	Exchange difference	Net carrying amount
Acquired intangible assets with definite lives
Membership	58,651	(57,022)	—	1,629	58,651	(58,651)	—	—
Favorable lease	2,459,884	(855,482)	46,844	1,651,246	2,459,884	(1,668,799)	53,726	844,811

Total intangible assets with definite lives	2,518,535	(912,504)	46,844	1,652,875	2,518,535	(1,727,450)	53,726	844,811
Acquired intangible assets with indefinite lives
Movie theater licenses	2,328,956	—	11,321	2,340,277	2,328,956	—	15,714	2,344,670

Total	4,847,491	(912,504)	58,165	3,993,152	4,847,491	(1,727,450)	69,440	3,189,481

        The amortization expenses for the years ended December 31, 2010, 2011 and 2012 were $233,382, $679,122 and $814,945 respectively. The Group expects to record amortization expenses of $752,984 and $91,827 for the years ended December 31, 2013 and 2014, respectively. The Group has had no impairment losses recorded on acquired intangible assets.

GOODWILL	12 Months Ended
Dec. 31, 2012
GOODWILL
GOODWILL

12. GOODWILL

        Changes in the carrying amount of goodwill by reporting units, which are the same as reportable segments, for the years ended December 31, 2011 and 2012 were as follows:

	Film distribution	Film production	Talent agency	Movie theaters	Total
Gross balance as of January 1, 2011	—	34,765	134,873	28,366,772	28,536,410
Goodwill acquired during the period	—	—	—	18,196,620	18,196,620
Exchange difference due to translation	—	66	6,560	1,872,831	1,879,457

Gross goodwill carrying amount	—	34,831	141,433	48,436,223	48,612,487
Less: accumulated impairment of goodwill	—	—	—	—	—

Net goodwill carrying amount at December 31, 2011	—	34,831	141,433	48,436,223	48,612,487

Gross balance as of December 31, 2011	—	34,831	141,433	48,436,223	48,612,487
Exchange difference due to translation		69	1,448	496,017	497,534

Gross goodwill carrying amount		34,900	142,881	48,932,240	49,110,021
Less: accumulated impairment of goodwill	—	—	—	—	—

Net goodwill carrying amount at December 31, 2012	—	34,900	142,881	48,932,240	49,110,021

        The Group performed its annual goodwill impairment tests on December 31 of each year and has not recorded any impairment loss of goodwill. In the goodwill impairment test, the Group used the income approach, which it believed to be more reliable than the market approach in determining the fair value of the Group's reporting unit. Accordingly, it adopted a discounted cash flow method under the income approach, which considers a number of factors that include expected future cash flows, growth rates and discount rates and requires the Group to make certain assumptions and estimates regarding industry economic factors and future profitability of its reporting unit. The assumptions are inherently uncertain and subjective. The cash flow projections were based on five-year financial forecasts developed by management that included revenue projections, capital spending trends, and investments in working capital to support anticipated revenue growth. The Group has had no impairment losses recorded on goodwill.

ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2012
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

13. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

        Accrued expenses and other current liabilities consist of the following at:

	December 31,
	2011	2012
Advance from customers	16,369,726	9,564,598
Payables for rental expenses	4,348,253	6,740,257
Business taxes and other tax payable	1,457,394	3,488,952
Payable of distribution and promotion fee	—	1,800,597
Other accounts payable to third parties	571,292	1,787,963
Payable of advertising fee	—	1,765,970
Accrued payroll, welfare and other social expenses	1,198,252	1,575,937
Accrued professional fee	832,368	814,966
Payable of production fee	—	525,603
Advance from third parties	79,442	80,256
Payables for acquisition of Alpha Speed Limited and Bona Starlight	2,383,260	—

Total	27,239,987	28,145,099

        Advance from customers represents upfront payments received from customers for licensing fees. Other accounts payable to third parties primarily represents payables to other suppliers. Payables for rental expenses represent rental expense payable for cinemas. Accrued payroll, welfare and other social expenses represent the payments of miscellaneous welfare expense, pension, and other social insurance to employees of the Group. Accrued professional fee mainly represents amounts payable to auditors and lawyers for professional services.

BANK BORROWINGS (Bank borrowings)	12 Months Ended
Dec. 31, 2012
Bank borrowings
BANK BORROWINGS
BANK BORROWINGS

14. BANK BORROWINGS

        In March 2010, the Group borrowed a bank loan with a principal of $544,758 (equivalent of RMB3.7 million) from a PRC commercial bank. The loan was repaid in March 2011. The annual interest rate is 6.37%. Mr. Dong Yu pledged his personal property for this loan.

        During May to December 2010, the Group borrowed bank loans with a total principal of $22,303,808 (equivalent of RMB151.3 million) from two PRC commercial banks on the condition that the loans would be invested in six specific films. These loans were fully repaid in 2011. The annual interest rate is from 5.94% to 6.97% and from 5.94% to 7.27% for the year ended December 31, 2010 and 2011, respectively. The loans were repaid on a first priority basis with the box office receipts from such films and personally guaranteed by the Company's principal shareholder, Mr. Dong Yu.

        During January to February 2011, the Group borrowed bank loans with a total principal of $2,584,254 (equivalent of RMB17 million) from a PRC commercial bank on the condition that the loans would be invested in a film. These loans were repaid in January and February 2012. The annual interest rate is from 6.97% to 7.87%. The loans were repaid on a first priority basis with the box office receipts from such film and personally guaranteed by the Company's principal shareholder, Mr. Dong Yu.

        In May 2011, the Group borrowed a bank loan with a principal of $3,077,586 (equivalent of RMB20 million) from a PRC commercial bank on the condition that the loan would be used for building cineplex. The loan was repaid in May 2012. The annual interest rate is from 6.31% to 6.56%. The loan is guaranteed by the Bona Culture and $4 million of the Company's term deposit.

        In August 2011, the Group borrowed a bank loan with a principal of $4,676,175 (equivalent of RMB30 million) from a PRC commercial bank on the condition that the loan would be invested in a film. $31,454 (equivalent of RMB0.2 million) of the loan was repaid in December 2011, and the remaining amount was repaid in April 2012. The annual interest rate is 7.32%. The loan was repaid on a first priority basis with the box office receipts from such film and guaranteed by the Company's principal shareholder, Mr. Dong Yu, and Zhejiang Bona.

        In December 2011, the Group borrowed a bank loan with a principal of $1,887,267 (equivalent of RMB12 million) from a PRC commercial bank on the condition that the loan would be invested in a TV series. The loan was repaid in December 2012. The annual interest rate is 7.87%. The loan is guaranteed by the Company's principal shareholder, Mr. Dong Yu, Zhejiang Bona and Beijing Bona Cineplex.

        During March to September 2011, the Group borrowed bank loans with a total principal of $77,152 (equivalent of RMB0.5 million) from PRC commercial banks on the condition that the loans would be used for daily operation. These loans were all repaid by October 11, 2011. The annual interest rate is from 6.44% to 6.71%.

        In January 2012, the Group borrowed a bank loan with a principal of $3,170,678 (equivalent of RMB20 million) from a PRC commercial bank on the condition that the loan would be invested in a TV series. The loan was repaid in December 2012. The annual interest rate is 7.87%. The loan was guaranteed by the Company's principal shareholder, Mr. Dong Yu, Zhejiang Bona and Beijing Bona Cineplex.

        During January and February 2012, the Group borrowed a bank loan with a principal of $976,922 (equivalent of RMB6,162,226) from a PRC commercial bank on the condition that the loan would be paid for the selling and marketing expenses of a specific film. The loan was repaid in April, 2012. The annual interest rate is 6.71%. The loan is guaranteed by the Company's principal shareholder, Mr. Dong Yu and Bona Film.

        In June 2012, the Group borrowed a bank loan with a principal of $16,990(equivalent of RMB107,557) from a PRC commercial bank on the condition that the loan would be paid for the selling and marketing expenses of a specific film. The loan was repaid in July 2012. The annual interest rate is 6.44%. The loan is guaranteed by the Company's principal shareholder, Mr. Dong Yu and Bona Film.

        In July 2012, the Group borrowed a bank loan with a principal of $7,872,032 (equivalent of RMB50 million) from a PRC commercial bank on the condition that the loan would be invested in a specific film. The loan is due on July 25, 2013. The annual interest rate is 7.20%. The loan is guaranteed by the Company's principal shareholder, Mr. Dong Yu, Zhejiang Bona and Beijing Bona Cineplex.

        During August and September 2012, the Group borrowed two bank loans with a total principal of $8,930,000 from a overseas commercial bank on the condition that the loan would be used for US dollar settlement. The annual interest rate is 3.18% and 3.19%, respectively. The loans are guaranteed by $9,446,439 (equivalent of RMB60 million) of the Company's term deposit. The Company repaid $4.465 million in December 2012. The remaining amount of the loan is due on September 7, 2013.

        During November to December 2012, the Group borrowed a bank loan with a principal of $8,008,072 (equivalent of RMB50 million) from a PRC commercial bank on the condition that the loan would be invested in a film. The annual interest rate is 6.15%. The loan is guaranteed by the Company's principal shareholder, Mr. Dong Yu and Zhejiang Bona.

        In December 2012, the Group borrowed a bank loan with a principal of $10,000,000 from an overseas commercial bank. The annual interest rate is 3.5%. The loan is secured and is guaranteed by Bona International. The Group agreed to certain financial covenants (among other covenants), including to maintain minimum cash assets of $5.0 million at all times during the term of the loan, as well as to maintain a ratio of maximum total funded debt to earnings before interest, tax, depreciation and amortization ("the "EBITDA Ratio") no greater than 3.8:1 (the "EBITDA Ratio Covenant") and a ratio of total liabilities to tangible net worth of no more than 2:1, in each case calculated using average quarterly figures based on the consolidated balance sheets of the Group for the most recent four quarters. Any failure to comply with such financial covenants (among other things) would constitute an event of default under the agreement. If the Group fails to timely remedy a curable event of default within the applicable cure period or obtain a waiver, the bank would have the right to accelerate the loan and charge a default rate of interest. Based on the average EBITDA Ratios for the four quarters ended December 31, 2012, which was 4.32, the Group was not in compliance with the EBITDA Ratio covenant, and this noncompliance constituted an event of default under the terms of the loan agreement. The bank has waived the event of default as of December 31, 2012 and March 31, 2013, and the Group does not expect the repayment of the loan will be accelerated within the 12 months following December 31, 2012. As a result, the loan is classified as long-term liability as of December 31, 2012.

        Changes in the balances of bank borrowings for the years ended December 31, 2011 and 2012 are as follows.

	2011	2012
Beginning balances as of January 1	22,012,560	12,561,806
Additional bank borrowings	12,302,434	38,974,694
Accrued interest	1,376,547	976,738
Payments of principal during the year	(22,566,691)	(21,142,272)
Payments of interest during the year	(1,379,854)	(967,100)
Exchange difference	816,810	163,848

Ending balances as of December 31	12,561,806	30,567,714

        Interest expenses accrued for loans were $592,349, $1,376,547 and $976,738 for years ended December 31, 2010, 2011 and 2012, respectively, in which $403,795, $1,081,178 and $586,841 were capitalized to production costs as of December 31, 2010, 2011 and 2012, respectively.

OTHER BORROWINGS (Film financing agreement)	12 Months Ended
Dec. 31, 2012
Film financing agreement
OTHER BORROWINGS
OTHER BORROWINGS

15. OTHER BORROWINGS

        In June 2010, the Company entered into a film financing agreement with a third party investor. Under the agreement, the investor invested $1,175,295 (equivalent of RMB8 million) and the Company guaranteed a return of 10% on the investment. The Group accrued an interest of $54,298 and $57,676 on this borrowing for the year ended December 31, 2010 and 2011, respectively using the effective interest rate of 10%. The loan and related interest was fully repaid in June 2011.

        In December 2010, the Group entered into a film financing agreement with a third party investor. Under the agreement, the investor paid $167,504 (equivalent of RMB1,115,075) to invest in production of a film and the investor will share the awards bonus related to the film with the Company as the investment return. There is no interest on this borrowing in 2011.

        The Company also entered into two similar agreements with other investors in October 2011. Under the agreements, the investors paid a total amount of $1,572,723 (equivalent of RMB10 million) to invest in production of a TV series for one-year term. The Group guaranteed a return of 15% to 20% on the investment and accrued interest of $64,984 and $211,236 on this borrowing in 2011 and 2012, respectively.

        The Company entered into two similar agreements with other investors in March 2012 and May 2012. Under the agreements, the investors paid a total amount of $3,001,343 (equivalent of RMB19 million) to invest in production of a TV series, which shall be repaid by the Company within one year. The Group guaranteed a return of 15% on the investment. The Group accrued an interest of $278,499 on this borrowing for the year ended December 31, 2012.

        In September 2012, the Company entered into a film financing agreement with a third party investor. Under the agreement, the investor invested $3,148,813 (equivalent of RMB20 million) and the Company guaranteed a return of 8% on the investment with one-year term. The Group accrued an interest of $64,065 on this borrowing for the year ended December 31, 2012.

        Changes in the balances of other borrowings for the years ended December 31, 2011 and 2012 are as follows.

	2011	2012
Beginning balance as of January 1	1,445,150	1,831,658
Received from investors	1,572,723	6,150,156
Accrued interest	122,660	553,800
Payments of principal made during the year	(1,231,034)	—
Payments of interest made during the year	(123,103)	—
Exchange difference	45,262	135,436

Ending balances as of December 31	1,831,658	8,671,050

        Interest expenses accrued for the other borrowing were $271,654, $122,660 and $553,800 for years ended December 31, 2010, 2011 and 2012, respectively, in which $50,740, $64,984 and $549,841 were capitalized to production costs as of December 31, 2010, 2011 and 2012, respectively.

FILM PARTICIPATION FINANCING LIABILITIES	12 Months Ended
Dec. 31, 2012
FILM PARTICIPATION FINANCING LIABILITIES
FILM PARTICIPATION FINANCING LIABILITIES

16. FILM PARTICIPATION FINANCING LIABILITIES

        In the film production financing arrangements, the initial participation amounts provided by the third party investor for a fixed percentage of the film's worldwide net income of the invested film for 10 years from the initial exhibition of the film in the mainland China, and the amounts are reflected as a film participation liability. A film's worldwide net income is defined as the film's distribution revenue, less promotion and print costs, and distribution fees. The difference between the ultimate film participation expenses expected to be paid to participants and the amount provided by participants is amortized as a charge to or a reduction of film participation expense under the individual film-forecast method.

        The table below summarizes the movement of film participation financing liabilities:

	2011	2012
Beginning balance as of January 1	16,516,169	16,224,219
Received from participants	3,998,964	293,288
Film participation expenses	321,100	438,636
Payments made during the year	(5,093,722)	(1,643,112)
Withholding tax	(118,721)	(44,391)
Exchange difference	600,429	(181,748)

Ending balances as of December 31	16,224,219	15,086,892

        Film participation expenses accrued for the years ended December 31, 2010, 2011 and 2012 were $696,101, $321,100 and $438,636, respectively.

        Payments made during the year ended December 31, 2011 included film participation expenses of $244,399 and principal of $4,849,323. Payments made during the year ended December 31, 2012 included film participation expenses of $132,223 and principal of $1,510,889. The Group expects to pay $15,086,892 of the film participation financing liabilities during the twelve months after December 31, 2012.

INCOME TAXES	12 Months Ended
Dec. 31, 2012
INCOME TAXES
INCOME TAXES

17. INCOME TAXES

        The current and deferred components of income tax expenses (benefits) are as follows:

	For the years ended December 31,
	2010	2011	2012
Income taxes expenses/(benefits):
Current
PRC	64,453	462,022	2,279,819
Hong Kong	91,966	99,884	153,311
Deferred
PRC	(65,366)	(88,364)	(1,110,762)

	91,053	473,542	1,322,368

Cayman Islands

        The Company is a tax-exempt entity incorporated in the Cayman Islands.

British Virgin Islands

        Under the current BVI law, income from Bona International is not subject to taxation.

Hong Kong

        Hong Kong adopts a territorial source principle of taxation. Only profits sourced in Hong Kong are taxable and those sourced elsewhere are not subject to Hong Kong Profits Tax. Provision of $91,966, $99,884 and $153,311 for Hong Kong Profits Tax were made for the years ended December 31, 2010, 2011 and 2012 at the Hong Kong profit tax rate of 16.5%, respectively.

PRC

        The enterprise income tax ("EIT") law applies a uniform 25% EIT rate to both foreign invested enterprises and domestic enterprises. The EIT rate for the Group's entities operating in the PRC was 25% with the following exceptions.

        Zhejiang Bona was established in Zhejiang in December 2008 as a cultural enterprise and it was exempted from income tax for the years of 2009, 2010 and 2011 pursuant to an approval by the relevant local tax authority in June 2009.

        Xi'an Huitong is established in the western regions of PRC. In 2011, Xi'an Huitong has obtained an approval from its local tax authority for a preferential tax rate of 15% effective from 2011 through 2020.

        The principle components of the Group's deferred income tax assets and liabilities are as follows:

	December 31,
	2011	2012
Deferred tax assets
Allowance for doubtful accounts	218,016	177,225
Accrued Payroll	105,718	143,474
Advertisement Fee	—	1,029
Impairment of production cost	—	330,061
Net operating losses carry forwards	—	393,366
Less: valuation allowance	(308,037)	(74,472)

Total current deferred tax assets	15,697	970,683

Property and equipment	31,560	16,800
ADR reimbursement	317,003	231,288
Net operating loss carry forwards	2,373,502	2,774,644
Less: valuation allowance	(2,401,395)	(2,711,630)

Total non-current deferred tax assets	320,670	311,102

Deferred tax liabilities
Acquired intangible assets	413,219	211,203

Total non-current deferred tax liabilities	413,219	211,203

        The Group had net operating losses of $10,497,931 and $10,735,545 from the Group's PRC and Hong Kong entities as of December 31, 2011 and 2012, respectively. The net operating loss carry forwards generated by a particular entity in the Group cannot be transferred or utilized by other entities within the Group. As of December 31, 2011and 2012, valuation allowance was $2,373,502 and $2,698,322, respectively, which were provided against deferred tax assets arising from net operating losses of certain PRC and Hong Kong entities due to the uncertainty of realization.

        The net operating loss carry forwards for the Group's PRC entities as of December 31, 2012 will expire on various dates through 2017. The net operating loss generated by the Group's Hong Kong entities as of December 31, 2012 will be carried forward permanently.

        A reconciliation between the provision for income tax computed by applying statutory PRC enterprise income tax rate of 25%, and the actual provision of income taxes is as follows:

	For the years ended December 31,
	2010	2011	2012
Net income (loss) before income tax provision	(4,143,261)	15,042,856	(251,618)
Statutory tax rate in the PRC	25%	25%	25%
Income tax expense (benefit) at statutory tax rate in the PRC	(1,035,815)	3,760,714	(62,905)
Non-deductible expenses	4,023,013	(296,707)	87,516
Effect of tax holidays and concessions	(3,245,281)	(5,113,717)	(388,904)
Effect of income tax rate difference in other jurisdictions	169,024	1,298,988	1,609,991
Changes in valuation allowance	180,112	824,264	76,670

Income tax expenses	91,053	473,542	1,322,368

        If the tax holidays and concessions primarily including tax exemption and preferential tax rate granted to Zhejiang Bona and Xi'an Huitong were not available, changes in provisions for income taxes and net income per share would have been as follows:

	For the years ended December 31,
	2010	2011	2012
Changes in income tax expenses	3,245,281	5,113,717	388,904
Decrease in net income (increase in net loss) per ordinary share—basic	0.25	0.17	(0.01)
Decrease in net income (increase in net loss) per ordinary share—diluted	0.25	0.17	(0.01)

        There are no ongoing examinations by taxing authorities at this time. Tax years of each of the Group's PRC entities from 2007 through 2012 remain subject to review and potential recourse by the PRC tax authorities.

        The Group did not identify significant unrecognized tax benefits for the years ended December 31, 2010, 2011 and 2012. The Group did not incur any interest and penalties related to potential underpaid income tax expenses and also does not anticipate any significant change in unrecognized tax benefits within 12 months from December 31, 2012.

        Tax uncertainties exist with respect to how the current income tax law in the PRC applies to the Group's overall operations, and more specifically, with regard to tax residency status. The EIT Law includes a provision specifying that legal entities organized outside of the PRC will be considered residents for Chinese Income tax purposes if the place of effective management or control is within the PRC. The implementation rules to the New EIT Law provide that non-resident legal entities will be considered PRC residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting and properties occurs within the PRC. On April 22, 2009, the State Administration of Taxation (the "SAT") issued the Notice Regarding the Determination of Chinese-Controlled Offshore Incorporated Enterprises as PRC Tax Resident Enterprises on the Basis of De Facto Management Bodies, or Circular 82, which provides certain specific criteria for determining whether the "de facto management body" of a Chinese-controlled offshore-incorporated enterprise is located in China. In addition, on August 3, 2011, the SAT issued a bulletin to made clarification in the areas of resident status determination, post-determination administration, as well as competent tax authorities. The Group does not believe that the legal entities organized outside of the PRC within the Group should be treated as residents for EIT law purposes. However, if the PRC tax authorities subsequently determine that the Company and its subsidiaries registered outside the PRC should be deemed resident enterprises, the Company and its subsidiaries registered outside the PRC will be subject to the PRC income taxes, at a rate of 25%.

        If any entity within the Group that is outside the PRC were to be a non-resident for PRC tax purpose, dividends paid to it out of profits earned after January 1, 2008 would be subject to a withholding tax at a rate of 10%, subject to reduction by an applicable tax treaty with the PRC. Aggregate undistributed earnings of the Company's subsidiaries located in the PRC that are available for distribution to the Company of approximately $39,476,170 as of December 31, 2012 are considered to be indefinitely reinvested under authoritative pronouncement, because the Company does not have any present plan to pay any cash dividends on its ordinary shares in the foreseeable future and intends to retain most of its available funds and any future earnings for use in the operation and expansion of its business. Accordingly, no provision has been made for the Chinese dividend withholding taxes that would be payable upon the distribution of those amounts to the Company. Distributions made out of pre January 1, 2008 retained earnings will not be subject to the withholding tax.

        Zhejiang Bona, as a cultural enterprise, was exempted from income tax for the year of 2011 as approved by a local tax authority in June 2009. However, according to a notice issued by the State Administration of Taxation, the tax exemptions for cultural enterprises were terminated on December 31, 2010. The Group has confirmed with the local tax authority that the tax exemption approval obtained from them is legally valid and therefore the Group believes this tax exemption benefit is more likely than not to be sustained upon examination and did not recognize any tax expense for Zhejiang Bona for 2011.

CONVERTIBLE REDEEMABLE PREFERRED SHARES	12 Months Ended
Dec. 31, 2012
CONVERTIBLE REDEEMABLE PREFERRED SHARES
CONVERTIBLE REDEEMABLE PREFERRED SHARES

18. CONVERTIBLE REDEEMABLE PREFERRED SHARES

        In July 2007, the Holders of the Convertible Notes converted $3,000,000 in principal and $21,499 in accrued interest into 1,171,875 shares of Series A convertible redeemable preferred shares ("Series A preferred shares"). The Company also issued 1,953,125 shares of Series A preferred shares at $2.56 per share to the Holders for $5,000,000 of cash before issuance costs of $112,845.

        In July 2009, the Company issued a total of 2,897,897 Series B convertible redeemable preferred shares ("Series B preferred shares"), in which 1,241,958 shares of Series B-1 preferred shares at the price of $2.82 per share for a cash consideration of $3,500,000, and 1,655,939 shares of Series B-2 preferred shares at the price of $3.62 per share for a cash consideration of $6,000,000, respectively. The issuance cost was $546,316.

        In July 2010, the Company issued a total of 792,680 Series B-3 convertible redeemable preferred shares ("Series B-3 preferred shares") at the price of $6.31 per share for a total cash consideration of $5,000,000.

        In December 2010, upon the completion of the Company's IPO, Each Series A convertible redeemable preferred shares had been automatically converted into 1.8421 ordinary shares and each Series B convertible redeemable preferred shares had been automatically converted into one ordinary share.

        The significant terms of the Series A and B preferred shares during the periods when they were outstanding are summarized as follows:

Voting rights

        The Series A and B preferred shares voted together with the ordinary shares on an as-converted basis, and not as a separate class.

Dividends

        No dividend could be paid on ordinary shares at a rate greater than the rate at which dividends were paid on Series A and B preferred shares. Series A and B preferred shares were participating securities.

Liquidation preference

        In the event of any liquidation, dissolution or winding up of the Company, Series B preferred shareholders had preference to Series A preferred shareholders. Out of the proceeds, Series B preferred shareholders would first receive an amount equal to 150% of Series B original issue price and all declared but unpaid dividends, then Series A preferred shareholders would receive an amount equal to 150% of Series A original issue price and all declared but unpaid dividends. The remaining balance of any proceeds would be distributed ratably among the holders of the ordinary shares and the holders of the Series A and B preferred shares (on an as-converted basis).

Conversion

  –
  Optional Conversion:  Series A and B Preferred Shares were convertible at the holder's option to ordinary shares. The initial conversion ratio was one for one, subject to certain general anti-dilution adjustments.

  –
  Down-round provision:  If after the Series A or B original issue date, the Company issued additional equity security without consideration or at a per share price lower than the then effective Series A conversion price, the Series A conversion price would be adjusted down to equal to the new issuance price.

  –
  2007 net profit adjustment:  The Series A conversion price would automatically be adjusted with effect from December 31, 2007, based on whether the Group's 2007 net profit could reach certain target or not. The Series A conversion price was adjusted from $2.56 per share to $1.39 per share as of December 31, 2007 according to this provision. The effective conversion ratio was approximately 1:1.8421 as a result of the conversion price adjustment.

  –
  2009 net profit adjustment:  The Series B-2 perferred shares' conversion price was subject to an adjustment with effect from March 31, 2010 if the 2009 net profit (net profit of the 12 months ended March 31, 2010) was less than $6,593,407 (regardless of 2008 net profit). Based upon the 2009 net profit mutually agreed by the Company and the Series B-2 shareholders no adjustment to the conversion price was required or made.

  –
  Automatic Conversion:  All Series A and B preferred shares would be automatically converted into ordinary shares of the Company, at the then applicable conversion price, upon (i) the consummation of a public offering of the ordinary shares of the Company with a minimum market capitalization of $300 million and gross cash proceeds of at least $60 million (a "Qualified IPO"), or (ii) as requested by at least 50% of the holders of all outstanding Series A and Series B preferred shares, respectively.

Redemption rights

        At any time on or after 48 months from July 2007 ("Maturity Date") or 48 months from the Series B original issue date in the case of Series B preferred shares, and in the event that a Qualified IPO had not occurred prior to such date, the Series A or B preferred shares holders had the right to request the Company to redeem all of the Series A or B preferred shares for an aggregate consideration, equal to the higher of: (i) 140% of the issuance price, plus any declared but unpaid dividends, or (ii) the fair market value of the Series A or B preferred shares (exclusive of liquidity event, fire sale or minority ownership discounts) as determined by an independent appraiser mutually agreeable to the Company and the lead investor.

        Because the redemption price of Series A preferred shares and Series B preferred shares was linked to the fair value of the underlying preferred shares, the conversion feature was a derivative and required to be bifurcated from Series A preferred shares and Series B preferred shares, and recognized at fair value.

        The following table summarizes the bifurcated derivative liabilities at the issuance date of Series A and Series B preferred shares:

Derivative liabilities
Relating to Series A preferred shares issuance on July 10, 2007	729,000
Relating to Series B-1 and B-2 preferred shares issuance on July 7, 2009	301,000
Relating to Series B-3 preferred shares issuance on July 26, 2010	476,000

        Change in fair value of $14,528,000 was recorded in the consolidated statements of operations for the year ended December 31, 2010.

        The ability of holders to redeem Series A preferred shares and Series B preferred shares on or after July 2011 and July 2013, respectively, was contingent upon a Qualified IPO not occurring in four years after issuance date of such shares. Because the exercise of the redemption rights was outside of the control of the Company, the Group deemed redemption to be probable and was accreted the Series A preferred shares and Series B preferred shares to their redemption value. Management elected to recognize the change in the redemption value over the period from the date of issuance to the earliest redemption date of the Series A preferred shares and Series B preferred shares using the effective interest rate method. As a result, during the year ended December 31, 2010, the Group recognized $1,053,766 as deemed dividends on Series A preferred shares and $1,096,380 as deemed dividends on Series B preferred shares, which reflects the accretion changes in redemption value assuming the redemption value is 140% of the issuance price.

FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2012
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

19. FAIR VALUE MEASUREMENTS

        There is no financial asset or liability measured at fair value on recurring basis as of December 31, 2011 and 2012.

Measured at fair value on nonrecurring basis

        The Group measured fair value of assets and liabilities acquired in business acquisitions using various valuation methods, primarily consisting of the "cost," "income approach—excess earnings" and "with & without" valuation methods. These purchased assets and liabilities are considered Level 3 assets and liabilities because the Company used unobservable inputs, reflecting the Company's assessment of the assumptions that market participants would use in valuing these assets and liabilities (Note 3).

        The Group measured the equity method investments and cost method investments at fair value on a nonrecurring basis when it wrote down the carrying amounts of the investments to their fair value as a result of the impairment assessments (Note 9 and Note 10). The determination of fair value of the investment involves judgment as to the severity and duration of the decline below fair value. The fair value was determined using models with significant unobservable inputs (Level 3 inputs), primarily the management estimation on the future performance of the investees and the recoverability of the investment.

        The Group measured the intangible assets at fair value on a nonrecurring basis as results of the impairment assessment when the carrying amount of an asset may no longer be recoverable (Note 11). The fair value was determined using models with significant unobservable inputs (Level 3 inputs), primarily the management projection on the discounted future cash flow and the discount rate.

        The Group measured the goodwill at fair value on a nonrecurring basis when it is annually evaluated or whenever events or changes in circumstances indicate that carrying amount of a reporting unit exceeds its fair value as a result of the impairment assessments (Note 12). The fair value was determined using models with significant unobservable inputs (Level 3 inputs), primarily the management projection on the discounted future cash flow and the discount rate.

GOVERNMENT SUBSIDIES	12 Months Ended
Dec. 31, 2012
GOVERNMENT SUBSIDIES
GOVERNMENT SUBSIDIES

20. GOVERNMENT SUBSIDIES

        For the years ended December 31, 2010, 2011 and 2012, the Group received $88,147, $220,559, $3,866,700 of government subsidies, respectively, mainly include subsidy from a government authority to encourage the Company's production in specific film and to encourage the Movie Theater. There is no limitation on the use of the subsidies and the receipt of such subsidies does not subject the Group to any additional governmental regulations or future obligations. These amounts are recognized as subsidy income when received.

ORDINARY SHARES	12 Months Ended
Dec. 31, 2012
ORDINARY SHARES
ORDINARY SHARES

21. ORDINARY SHARES

        In April 2010, the Company issued 5,810,320 ordinary shares with a fair value of $4.50 per share as part of the acquisition consideration of movie theaters (Note 3(a)).

        In July 2010, the Company issued 317,072 ordinary shares to Mr. Jeffrey Chan for a total cash consideration of $2,000,000 due to the exercise of his options.

        Upon the completion of the Company's IPO in December 2010, 11,740,000 American Depositary Shares (representing 5,870,000 ordinary shares) were issued with proceeds of US$89,245,119 (net of issuance cost of 3,559,581). At the same time, 3,175,631 Series A convertible redeemable preferred shares and 3,690,577 Series B convertible redeemable preferred shares were automatically converted into 5,849,856 and 3,690,577 ordinary shares at the conversion ratio of 1:1.8421 and 1:1, respectively.

        On June 10, 2011, the Company issued a total of 1,052,865 ordinary shares which are held by a depositary bank for future delivery to the employees and non-employees upon exercise of vested share options or vesting of nonvested shares granted. The issued ordinary shares are not considered as outstanding shares until they are delivered to the employees or non-employees upon exercise of vested share options or vesting of nonvested shares granted. During the years ended December 31, 2011 and December 31, 2012, 39,608 and 348,168 ordinary shares out of such 1,052,865 shares had been delivered to the employees upon exercise of their share options. As a result, 1,013,257 and 665,089 issued ordinary shares were excluded from the outstanding shares as of December 31, 2011 and December 31, 2012, respectively, and also were excluded from the computation of basic and diluted EPS.

SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2012
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

22. SHARE-BASED COMPENSATION

Options to employees

        On June 1, 2009, the Group's board of directors approved the Bona Film Group Limited 2009 Stock Incentive Plan (the "2009 Plan"). The maximum number of ordinary shares that may be granted under this plan is 209,163 shares. Upon the approval of the 2009 Plan, the Group granted 209,163 share options to purchase ordinary shares to an officer and an employee on June 1, 2009. 69,721 options vested on the date of grant. The remaining options vest ratably over 32 months from the date of grant and are exercisable up to 10 years from the date of grant. The exercise price is $3.36 per share. The estimated fair value of the options granted was $1.47 on the date of grant using the Binomial option pricing model. A zero forfeiture rate was estimated.

        On June 1, 2010, the Group's board of directors approved the Bona Film Group Limited 2010 Stock Incentive Plan (the "2010 Plan"). The maximum number of ordinary shares that may be granted under this plan is 5,410,650 shares. Upon the approval of the 2010 Plan, the Group granted 324,245 share options to three officers of the Group, and 650,631 share options to purchase ordinary shares to 49 employees on June 1, 2010. 35,671 options granted to one officer vested on the closing of the IPO of the Company. 5,615 options granted to the officer vested on the date of grant, and 196,518 options granted to the officer vest ratably over 35 months from the date of grant. 14,117 options granted to the other officers and employees vested on the date of grant, and the remaining 722,955 options vest ratably over 47 months from the date of grant. The contract life was 10 years from the date of grant. The exercise price was $3.44 or $6.31 per share. The weighted average grant-date fair value of options granted during 2010 was $2.26 per share. A zero forfeiture rate was estimated.

        In July 2010, the Group issued an option to Mr. Jeffrey Chan, the chief operation officer of the Group, to purchase a total of 317,072 ordinary shares at an exercise price of $6.31 per share. The option could be exercised within five business days after the option issuance date. The fair value of the option was determined to be $616 which was recognized as share-based compensation cost in July 2010. The option was exercised by Mr. Jeffrey Chan in July 2010.

        In March 2011, under the 2010 Plan, the Group granted 435,774 share options to an officer of the Group, 125,708 share options to an artist and 110,000 share options to two independent directors of the Group with exercise prices of $6.31, $6.31 and $11.56, respectively. 236,687 options granted to the officer, the artist and two independent directors vested on the date of grant, and the remaining 434,795 options vest ratably over the range from 20 to 22 months from the date of grant. The contract life was 10 years from the date of grant. The weighted average grant-date fair value of options granted during 2011 was $6.97 per share. A zero forfeiture rate was estimated.

        In November 2011, under the 2010 Plan, the Group granted 135,000 share options to four independent directors of the Group, 150,000 share options to two directors of the Group, and 289,000 share options to 34 employees with exercise prices of $8.62. 14,424 options vested on the date of grant, and the remaining 559,576 options vest ratably over the range from 23 to 47 months. The contract life was 10 years from the date of grant. The weighted average grant-date fair value of options granted during 2011 was $4.13 per share. The forfeiture rate of 11.3% was estimated for the options granted to the 35 employees and a zero forfeiture rate was estimated for the rest options.

        In April 2012, under the 2010 Plan, the Group granted 950,000 share options to five officers and 100,000 share options to 9 employees with exercise prices of $10.96. 28,472 options vested on the date of grant, and the remaining 1,021,528 options vest ratably over the range from 35 to 47 months. The contract life was 10 years from the date of grant. The weighted average grant-date fair value of options granted during 2012 was $5.58 per share. The forfeiture rate of 11.3% was estimated for the options granted to the 9 employees and a zero forfeiture rate was estimated for the rest options.

        The total intrinsic value of options exercised during the year ended December 31, 2010, 2011 and 2012 were $nil, $53,632 and $1,614,902, respectively.

        The Group recognizes compensation cost on the options using the straight-line attribution method. Total share-based compensation cost recognized was $3,560,194 and $4,234,386 for the years ended 2011 and 2012, respectively.

Options to non-employees

        In November 2011, under the 2010 Plan, the Group granted 470,000 to eight consultants with exercise prices of $8.62. 13,056 options vested on the date of grant, and the remaining 456,944 options vest ratably over 35 months from the date of grant on a monthly basis. The contract life was 10 years from the date of grant. The weighted average grant-date fair value of options granted during 2011 was $3.33 per share. A zero forfeiture rate was estimated. No option to non-employees was exercised for the three years ended December 31, 2010, 2011, and 2012.

        The Group recognizes compensation cost on the options using the straight-line attribution method. Total share-based compensation cost recognized was nil, $86,950 and 568,778 for the years ended December 31, 2010, 2011 and 2012, respectively.

        With the assistance of American Appraisal China Limited, an independent valuer, the fair value of each option granted to employees was estimated on the date of grant and the fair value of each option granted to non-employees was estimated on the date of vesting. The fair value of each option granted to employees and non-employees was determined using the Binomial option pricing model with the following assumptions for the years ended December 31, 2010, 2011 and 2012:

	June 2010	July 2010	March 2011	November 2011	December 2011	April 2012	December 2012
Expected volatility(1)	44%	44%	44%	44%	44%	43%	42%
Risk-free interest rate(2)	4.36%	1.26%	2.89%	2.78%	2.77%	2.73%	2.08%
Expected dividend yield(3)	0%	0%	0%	0%	0%	0%	0%
Exercise multiple(4)	2.00	2.00	2.00 and 2.30	2.00	2.00	2.80	2.00
Fair value of the underlying ordinary shares(5)	4.75	5.66	12.37	8.88	7.60	10.96	9.84
(1)
Volatility

  The volatility of the underlying ordinary shares during the life of the options was estimated based on average historical volatility of listed comparable companies for the period before the valuation date with lengths equal to the contractual life of the options.

(2)
Risk-free interest rate

Risk free interest rate is estimated based on the yield to maturity of PRC international government bonds with maturity term close to the contractual life of the options.

(3)
Dividend yield

The dividend yield was estimated by the Group based on its expected dividend policy over the contractual life of the options.

(4)
Exercise multiple

Exercise multiple represents the value of the underlying share as a multiple of exercise price of the option which, if achieved, results in exercise of the option. The exercise multiple of the options was estimated based on empirical study conducted by the third party.

(5)
Fair value of underlying ordinary shares

When estimating the fair value of the ordinary shares on the grant dates before the Company's IPO, management has considered a number of factors, including the result of a third-party appraisal and equity transactions of the Group, while taking into account standard valuation methods and the achievement of certain events. After the IPO, the closing market price of the Company's ordinary shares as of the grant date was used as the fair value of the underlying ordinary shares on that date.

Summary of share options to employees and non-employees

        A summary of option activity, including grants to both employees and non-employees, under the 2009 Plan and 2010 Plan as of December 31, 2012, and the changes during the year then ended is presented below:

Options	Number of share options	Weighted average exercise price	Weighted average remaining contractual life	Aggregate intrinsic value
Outstanding as of January 1, 2012	2,821,518	6.72	9.1	3,976,157

Granted	1,050,000	10.96	9.3
Exercised	(348,168)	5.20	7.5
Expired	(2,339)	6.64	7.6
Forfeited	(42,298)	5.71	7.9

Outstanding as at December 31, 2012	3,478,713	8.17	7.9	7,187,931

Exercisable as at December 31, 2012	1,702,431	7.23	6.9	4,890,031

Expected to vest at December 31, 2012	1,575,561	9.06	8.8	2,038,236

        As of December 31, 2012, there was $7,922,842 of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the 2009 Plan and 2010 Plan. That cost is expected to be recognized over a weighted-average period of 1.67 years.

NET INCOME (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2012
NET INCOME (LOSS) PER SHARE
NET INCOME (LOSS) PER SHARE

23. NET INCOME (LOSS) PER SHARE

        The calculation of the net income (loss) per share is as follows:

	For the years ended December 31,
	2010	2011	2012
Numerator used in basic and diluted net income (loss) per share:
Net income (loss) attributable to Bona Film Group Limited	(4,091,374)	14,432,081	(1,283,882)
Deemed dividend on Series A convertible redeemable preferred shares	(1,053,766)	—	—
Deemed dividend on Series B convertible redeemable preferred shares	(1,096,380)	—	—

Net (loss) income attributable to ordinary shareholders for computing basic net income (loss) per ordinary share	(6,241,520)	14,432,081	(1,283,882)

Shares (denominator):
Weighted average ordinary shares outstanding used in computing basic net income per ordinary share	12,758,575	29,353,936	29,514,979
Employee share options (treasury effect)	—	490,526
Weighted average ordinary shares outstanding used in computing diluted net income (loss) per ordinary share	12,758,575	29,844,462	29,514,979

Net income (loss) per ordinary share—basic	(0.49)	0.49	(0.04)
Net income (loss) per ordinary share—diluted	(0.49)	0.48	(0.04)

        The Group had securities outstanding which could potentially dilute basic net income per share in the future, but were excluded from the computation of diluted net income per share as their effects would have been anti-dilutive. Such securities consisted of 1,184,039, 1,715,482 and 3,478,713 options outstanding as of December 31, 2010, 2011 and 2012, respectively.

STATUTORY RESERVES	12 Months Ended
Dec. 31, 2012
STATUTORY RESERVES
STATUTORY RESERVES

24. STATUTORY RESERVES

        As stipulated by the relevant laws and regulations in the PRC, each PRC entity of the Group is required to maintain non-distributable reserves which include a statutory surplus reserve and a statutory public welfare reserve. Subject to certain cumulative limits, the statutory surplus reserve requires annual appropriations of 10% of profit after taxes as reported in company statutory financial statements prepared under accounting principle general accepted in PRC. An amount to be appropriated to the statutory public welfare reserve is to be determined at the discretion of the Group's boards of directors. These reserves can only be used for the specified purposes and once appropriated, the amounts are not available for future distribution to owners. The statutory surplus reserve may be applied against prior year losses, if any, and may be applied to increase capital upon the boards of directors' approval.

        Total amount appropriated to statutory reserves were $227,260, $69,155 and $498,402 for the years ended December 31, 2010, 2011 and 2012, respectively. As of December 31, 2012, the aggregate amounts of capital and statutory reserves restricted which represented the amount of net assets of the relevant subsidiaries, VIEs and VIEs' subsidiary in the Group not available for distribution was $13,044,215.

CUSTOMER INFORMATION	12 Months Ended
Dec. 31, 2012
CUSTOMER INFORMATION
CUSTOMER INFORMATION

25. CUSTOMER INFORMATION

        There was no customer who accounted for 10% or more of net revenue for the years 2010, 2011 and 2012.

        Details of customers accounting for 10% or more of accounts receivable were as follows:

	December 31,
	2011		2012
A(1)	52.93%		13.09%
B(2)		*	16.64%
C(3)		*	14.16%
(1)
A is a theater circuit that is responsible for collecting the Group's distribution revenue from certain other theater circuits and then remitting the collected amount to the Group. Accordingly, accounts receivable with A relate to distribution revenue generated by both A and certain other theater circuits.

(2)
B is one of the Group's co-investor which is responsible for distributing one television series of 2012 and collecting the revenue from other TV stations.

(3)
C is a TV station which purchased the copyright of the television series from the Group.

*
Less than 10%

NONCONTROLLING INTEREST	12 Months Ended
Dec. 31, 2012
NONCONTROLLING INTEREST
NONCONTROLLING INTEREST

26. NONCONTROLLING INTEREST

	Baichuan	Workshop (BVI&HK)	Cinema Popular	Xi'an Huitong	Shanghai Cinema	Mango Cinema	Tianjin (Nongken&Jin'ao)	Total
Balance as of January 1, 2010	886,153	(45,384)	(243,708)	—	—	—	—	597,061
Acquisition of Beijing Bona Cineplex (Note 3(a))	—	—	—	—	2,071,408	—	—	2,071,408
Acquisition of 10% equity interest of Baichuan (Note 3(c))	(805,555)	—	—	—	—	—	—	(805,555)
Capital injection in Xi'an Huitong(1)	—	—	—	364,421	—	—	—	364,421
Foreign currency translation adjustment	—	(480)	1,014	6,703	(476)	—	—	6,761
Net income (loss)	(80,598)	182,468	(74,806)	(10,264)	(148,486)	—	—	(131,686)

Balance as of December 31, 2010	—	136,604	(317,500)	360,860	1,922,446	—	—	2,102,410
Acquisition of Alpha Speed Limited and Bona Starlight (Note 3(d))	—	—	—	—	—	1,155,121	—	1,155,121
Foreign currency translation adjustment	—	1,459	(614)	15,355	(792)	32,392	—	47,800
Net income (loss)	—	505,742	(5,430)	(90,727)	29,324	(298,614)	—	140,295

Balance as of December 31, 2011	—	643,805	(323,544)	285,488	1,950,978	888,899	—	3,445,626
Capital injection in Tianjin Nongken(2)							774,030	774,030
Foreign currency translation adjustment		1,411	(20,272)	3,290	888	9,777	6,854	1,948
Net income (loss)		(4,203)	(8,300)	56,379	105,157	193,005	(626,538)	(284,500)

Balance as of December 31, 2012	—	641,013	(352,116)	345,157	2,057,023	1,091,681	154,346	3,937,104

(1)
On October 18, 2010, the Group set up a subsidiary, Xi'an Huitong, of which 51% equity interest was owned by the Group and 49% was owned by a third-party shareholder.

(2)
On April 20, 2012, the Group set up a subsidiary, Tianjin Nonken, of which 51% equity interest was owned by the Group and 49% was owned by a third-party shareholder.

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

27. COMMITMENTS AND CONTINGENCIES

        The Group has a number of operating leases for its facilities and offices. Rental expenses under operating leases for the years ended December 31, 2010, 2011, and 2012 were $3,433,603, $6,913,422 and $12,009,087, respectively. The group recognized rent expenses under such arrangements on a straight-line basis over the term of the lease. The future aggregate minimum lease payments under non-cancelable operating lease agreements are as follows:

Years ending December 31:
2013	14,614,384
2014	16,512,082
2015	16,442,854
2016	15,811,512
2017 and thereafter	171,851,814

Total	235,232,646

        The Group is a party in potential claims arising in the ordinary course of business. The Group does not believe that the resolution of these matters will have a material effect on its financial position or results of operations.

EMPLOYEE BENEFIT PLAN	12 Months Ended
Dec. 31, 2012
EMPLOYEE BENEFIT PLAN
EMPLOYEE BENEFIT PLAN

28. EMPLOYEE BENEFIT PLAN

        Full time PRC employees of the Group are eligible to participate in a government-mandated defined contribution plan under which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to these employees. The PRC labor regulations require the Group to accrue for these benefits based on a percentage of each employee's salary. Total provisions for employee benefits were $587,714, $873,744 and $1,483,281 for the years ended December 31, 2010, 2011 and 2012, respectively, which were reported as a component of general and administrative expense when incurred.

RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2012
RELATED PARTY BALANCES AND TRANSACTIONS
RELATED PARTY BALANCES AND TRANSACTIONS

29. RELATED PARTY BALANCES AND TRANSACTIONS

        Nature of the relationships with related parties:

Name	Relationship with the Group
Mr. Dong Yu	Chairman, CEO and principal shareholder
Mr. Zhong Jiang	Independent Director
Hubei Film Distribution and Exhibition Co., Ltd. ("Hubei Film Distribution")	Noncontrolling shareholder
Wuhan Lianzhong	Cost method investee
Zhongda Helian	Cost method investee
Ms. Xiang Li	Noncontrolling shareholder
Hunan Xiaoxiang Cineplex Investment Management Co., Ltd. ("Hunan Xiaoxiang")	Noncontrolling shareholder
Film Workshop Co., Ltd. ("Film Workshop")	A company majority-owned by a consultant and a former director
Mr. Xiaojian Xu	Noncontrolling shareholder
Tianjin Nongken Group Real Estate Development Co., Ltd. ("Nongken Real Estate")	Noncontrolling shareholder
Tianjin Nongken Group Culture Investment Co., Ltd. ("Nongken Group")	A company majority-owned by a noncontrolling shareholder

        As well as being the Group's Chairman and CEO, Mr Dong Yu is the Group's founder and therefore has substantial influence over the Group's business, including decisions regarding mergers, consolidations and the sale of all or substantially all of the Group's assets, election of directors, declaration of dividends and other significant corporate actions. Mr. Dong Yu also provided personal guarantees in order to enable the Company to procure certain bank borrowings for the three years ended December 31, 2010, 2011 and 2012. (See note 14)

        As of December 31, 2011 and 2012, the following balances were due from the related parties:

	December 31,
	2011	2012
Amounts due from Mr. Dong Yu(i)	116,827	—
Amounts due from affiliates of Cinema Popular(ii)	219,135	343,817
Amounts due from Bona Meitao(iii)	847,121	—

	1,183,083	343,817

(i)
The amounts represent payments of individual income tax on behalf of Mr. Dong Yu and loans to him, which were settled in 2012.

(ii)
The amounts represent the Cinema Popular's receivables from affiliates for operation.

(iii)
The amounts represent distribution receivables from Bona Meitao and loan to Bona Meitao for producing a TV series, which were settled in 2012.

(iv)
All the amounts due from related parties are unsecured and non-interest bearing.

        As of December 31, 2011 and 2012, the following balances were due to the related parties:

	December 31,
	2011	2012
Amounts due to Hunan Xiaoxiang(i)	238,326	240,766
Amounts due to Zhongda Helian(ii)	285,991	—
Amounts due to Mr. Xiaojian Xu(i)	389,266	393,252
Amounts due to Film Workshop(iii)	406,524	662,293
Amounts due to Hubei Film Distribution(i)	476,652	481,533
Amounts due to Ms. Xiang Li(i)	476,652	481,533
Amounts due to Wuhan Lianzhong(iv)	754,461	762,187
Amounts due to Tianjin Nongken Group Culture Investment Co., Ltd.(v)	—	679,853
Amounts due to Tianjin Nongken Group Real Estate Development Co., Ltd.(vi)	—	2,044,911

	3,027,872	5,746,328

(i)
The amounts represent loans from the noncontrolling shareholders for operations.

(ii)
The amounts represent payables for film marketing and consulting service provided by Zhongda Helian.

(iii)
The amounts represent payables for film production service provided by Film Workshop.

(iv)
The amounts represent payables for film projection equipment purchased from Wuhan Lianzhong.

(v)
The amounts represent payables for rental expenses.

(vi)
The amounts represent payables for loan from Nongken Group.

        All the amounts due to related parties are unsecured and non-interest bearing.

        Other related parties transactions during the years ended December 31, 2010, 2011 and 2012 include:

2010	Acquisition of Beijing Bona Cineplex (see Note 3(a))

In September 2010, Beijing Bona Cineplex entered into a management service agreement with Bona Starlight, a development stage movie theater operator in the PRC whose principal shareholders include Mr. Dong Yu. Under the terms of this agreement, the Group licensed the "Bona" brand to Bona Starlight and became the exclusive provider of management services for its current and future movie theaters. The Group is also entitled to receive a share of the box office receipts and advertising revenues of Bona Starlight's movie theaters. For the years ended December 31, 2010 and 2011 before the acquisition of Bona Starlight, the Group generated revenue of nil and $84,439, respectively, under this agreement (see Note 3(a)).

Acquisition of the remaining 10% equity interest in Baichuan (see Note 3(c))
2011	Acquisition of Alpha Speed Limited and Bona Starlight (see Note 3(d))
2012

In April 2012, the Group entered into a rental agreement with Nongken Group to rent a piece of property for movie theatre. The Group incurred rental expenses of $672,019 under this rental agreement in 2012.

SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2012
SEGMENT INFORMATION
SEGMENT INFORMATION

30. SEGMENT INFORMATION

        The Group's chief operating decision maker ("CODM") is the Chief Executive Officer who as of December 31, 2012 reviews the results of four operating segments when making decisions about allocating resources and assessing performance. The segments are film distribution, film investment and production, movie theater, and talent agency.

        The film distribution segment generates revenue from external customers. Its revenues comprise the Group's share of movie theater box office sales for the Group's distribution services and, to the extent the Group has distribution rights outside the PRC, the revenues the Group derives from those arrangements.

        Its cost of revenues includes:

  (1)
  the amortization of the cost of acquiring the distribution right and the participation right; and

  (2)
  the amount that the Group remits to the producers when they are entitled to share the box office sales with the Group based on the distribution arrangement. In the case where the Group produces the film, this amount includes any amount paid by the distribution entities to producing entities within the Group.

        The film investment and production segment generates revenues both from external customers and, through inter-segment transactions, from the Group's own distribution entities.

        The film investment and production segment generates revenues from external customers where the Group invests in a film but does not act as the principal distributor. For films in which the Group acquires all or part of the copyright, these include revenues from the sale of distribution rights and licensing fees to third-party distributors. For films in which the Group does not acquire any copyright, these include revenues from the Group's share of the net profit from distribution agreements with third-party producers.

        Revenue from internal customers comprises revenues received from the distribution entities within the Group who distribute the film.

        Its cost of revenues includes the amortization of production costs.

        The talent agency segment generates revenues from external customers for its talent agency related business. The movie theater segment generates admissions and concession revenues at the box office from external customer, and other revenues which primarily consist of screen advertising revenues. Its cost of revenue mainly includes film rental costs.

        The profitability measure employed by the Group and its CODM for making decisions about allocating resources to segments and assessing segment performance is gross profit less film participation expense. Segments follow the same accounting policies as those described in Note 2.

        The Group's CODM does not assign assets to these segments. Currently, it is not practical to show assets by reportable segments.

        The following table presents selected financial information relating to the Group's segments:

	For the year ended December 31, 2010
	Film distribution	Film investment and production	Talent agency	Movie theater	Intersegment elimination	Consolidated
Revenues from external customers	36,260,981	3,089,161	2,136,451	11,333,193	—	52,819,786
Intersegment revenues	279,560	17,211,668	—	—	(17,491,228)	—
Cost of revenues	(22,129,328)	(15,375,079)	(1,172,549)	(5,316,125)	17,491,228	(26,501,853)
Film participation expenses	—	(696,101)	—	—	—	(696,101)

Segment profit	14,411,213	4,229,649	963,902	6,017,068	—	25,621,832

	For the year ended December 31, 2011
	Film distribution	Film investment and production	Talent agency	Movie theater	Intersegment elimination	Consolidated
Revenues from external customers	92,598,838	6,176,820	1,349,186	26,036,426	—	126,161,270
Intersegment revenues	2,246,219	44,298,547	—	—	(46,544,766)	—
Cost of revenues	(57,979,720)	(43,480,636)	(117,487)	(11,425,140)	46,544,766	(66,458,217)
Film participation expenses	—	(321,100)	—	—	—	(321,100)

Segment profit	36,865,337	6,673,631	1,231,699	14,611,286	—	59,381,953

	For the year ended December 31, 2012
	Film distribution	Film investment and production	Talent agency	Movie theater	Intersegment elimination	Consolidated
Revenues from external customers	62,929,581	37,022,215	610,707	41,720,416	—	142,282,919
Intersegment revenues	1,135,944	36,708,717	—	—	(37,844,661)	—
Cost of revenues	(38,937,435)	(66,875,543)	(24,097)	(18,092,632)	37,844,661	(86,085,046)
Film participation expenses	—	(438,636)	—	—	—	(438,636)

Segment profit	25,128,090	6,416,753	586,610	23,627,784	—	55,759,237

        Reconciliation from consolidated segment profit to consolidated financial statements:

	For the years ended December 31,
	2010	2011	2012
Consolidated segment profit	25,621,832	59,381,953	55,759,237
Sales and marketing	(7,213,519)	(18,506,262)	(18,490,433)
General and administrative	(9,305,393)	(28,371,497)	(41,890,064)
Government subsidies	88,147	220,559	3,866,700
Net interest and exchange loss	(377,010)	1,406,477	220,369
Gain on extinguishment of liability	488,799	—	—
Interest income from TV series investment	856,788	141,545	—
Other income	225,095	770,081	288,157
Changes in fair value of derivatives	(14,528,000)	—	—
Loss on disposal of an equity method investment	—	—	(5,584)

Income (loss) before income tax provision	(4,143,261)	15,042,856	(251,618)

  Geographical information

        The Group operates in the PRC and all of the Group's long lived assets are located in the PRC.

        Revenues, classified by the major geographic areas in which the Group's customers are located (based on the address of the customer who contracted with the Group), were as follows:

	For the years ended December 31,
	2010	2011	2012
Revenues from the PRC	47,153,418	115,478,174	131,609,354
Revenues from countries other than the PRC	5,666,368	10,683,096	10,673,565

Total	52,819,786	126,161,270	142,282,919

SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2012
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

31. SUBSEQUENT EVENTS

        During the first quarter of 2013, the Group drew down an aggregate principal amount of $10,000,000 from a revolving credit line with an overseas commercial bank. The loan is guaranteed by Bona International, with annual interest rate of 3.5%, and will be due on November 20, 2015.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of presentation
a.
Basis of presentation
The consolidated financial statements of the Group have been prepared in accordance with accounting principles generally accepted in the United States of America ("US GAAP").
Principles of consolidation
b.
Principles of consolidation

        The Group's consolidated financial statements included the financial statements of Bona Film Group Limited, its subsidiaries, VIEs and VIEs' subsidiaries. All intercompany transactions and balances were eliminated in consolidation.

Use of estimate
c.
Use of estimate

        The preparation of the consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and revenue and expenses in the consolidated financial statements and accompanying notes. Significant accounting estimates reflected in the Group's consolidated financial statements include fair value of the Company's ordinary shares, impairment of property and equipment and intangible assets, impairment of goodwill, impairment of distribution rights and production costs, valuation allowance for deferred tax assets, film participation financing liabilities, film participation expense, amortization of distribution rights and production costs, share-based compensation, and purchase price allocation for business acquisition.

Lease accounting
d.
Lease accounting

        The Group evaluates each lease for classification as either a capital lease or an operating lease. The Group assesses a lease to be a capital lease if substantially all of the benefits and risks of ownership have been transferred to the lessee at its inception. The Group performs this evaluation at the inception of the lease and when a modification is made to a lease. If the lease agreement calls for a scheduled rent increase during the lease term, the Group recognizes the lease expense on a straight-line basis over the lease term as deferred lease expense. The Group determines the straight-line rent expense impact of an operating lease upon inception of the lease. In leases containing both scheduled rent increases and contingent rents on the box office sales, only the fixed component of the lease payments are recognized on a straight-line basis over the lease term. Contingent rents are expensed or accrued in the period when the box office sales are recognized.

Cash and cash equivalents

e.
Cash and cash equivalents

        Cash and cash equivalents consist of cash on hand and highly liquid investments which are unrestricted as to withdrawal or use, or have original maturities of three months or less when purchased.

Term deposits
f.
Term deposits
Term deposits consist of deposits placed with financial institutions with original maturity terms of greater than three months but less than one year.
Restricted cash
g.
Restricted cash
Restricted cash is related to the box office receipts from certain films deposited in specific accounts required by the banks as guarantees for short-term loans with the banks.
Distribution rights

h.
Distribution rights

        Distribution rights include the unamortized costs of films for which the Group has acquired distribution rights, including completed films and films in production. In certain cases, the Group also shares the net profit of the film with the producers but does not receive any proportionate interest in the copyright of the film.

        Costs of acquiring film distribution rights are amortized using the individual-film-forecast method, whereby these costs are amortized in the proportion that current year's revenue bears to management's current estimate of ultimate revenue expected to be recognized from the exhibition or sub-licensing of the films.

        Film ultimate revenues include estimates of revenues from all markets and territories, including revenues associated with theatrical release of the film, revenues associated with home video sales, licensing sales to broadcast or cable networks. Film ultimate revenues forecasts include estimates over a period not to exceed ten years following the date of the film's initial release. Estimated ultimate revenues are revised at least annually.

Production costs

i.
Production costs

        Production costs include expenditures for the production and acquisition of proportional copyright of films by the Group. The production costs are stated at the lower of cost less accumulated amortization, or fair value. Production costs include costs of productions and acquired proportional copyright of films which have been completed and costs of productions which are still in production. For films completed and on release, the related capitalized costs are amortized using the individual-film-forecast method, whereby these costs are amortized in the proportion that current year's revenue bears to management's current estimate of ultimate revenue expected to be recognized from the exhibition or licensing of the films.

        Most of the Group's bank borrowing and other borrowings are dedicated to fund the production of its films. Capitalization of interest costs commences when a film is set for production and ends when a film is substantially complete and ready for distribution. The interest eligible for capitalization includes interest expense on bank borrowing and other borrowing.

        The Group enters into arrangements with third parties to jointly finance the production of some of its films and the Group distributes the film. The Group and the investors co-own the copyright and share the profit or loss of the film. The form of the arrangement is the sale of an economic interest in a film to an investor. The Group records the amount received from the investor as a reduction of its capitalized film costs, as the investor assumes full risk for that portion of the film asset acquired in these transactions.

Impairment of distribution rights and production costs

j.
Impairment of distribution rights and production costs

        The Group reviews the distribution rights and production costs for impairment at least annually or whenever events or changes in circumstances indicate that the carrying amount of the distribution rights and production costs may be impaired. The valuation of distribution rights and production costs is reviewed on a title-by-title basis. The excess of the carrying value above the fair value is written off and the amount is classified as costs of revenues in the consolidated statements of operations. The Company bases these fair value measurements on unobservable inputs derived from the Company's assumptions about how market participants would price the asset. Due to the nature of these assets, market data for similar assets is not available. Key assumptions used in such fair value measurements include: (1) the discount rate applied to future cash flow streams, which is based on a risk-free rate plus a risk premium representing the risk associated with the type of property being exploited and (2) the number of years over which the Company estimates future net cash flows. The Company considers the sensitivity of these inputs in assessing its assumptions. Additionally, on occasion, the Company may change the creative direction of, or abandon, one or more of the Company's films after being placed into production. As a result, amounts previously capitalized as production costs may be expensed. The Group will not subsequently restore any amounts written off in previous fiscal years.

Property and equipment, net

k.
Property and equipment, net

        Property and equipment, net are carried at cost less accumulated depreciation and amortization. Depreciation and amortization are calculated on a straight-line basis over the following estimated useful lives:

Film projection equipment	15 years
Furniture and office equipment	5 years
Transportation equipment	5 years
Leasehold improvements	lesser of original lease term or
estimated useful life

Acquired intangible assets with definite lives
l.
Acquired intangible assets with definite lives

        Acquired identifiable intangible assets with definite lives are carried at cost less accumulated amortization. Amortization of definite-lived intangible assets is computed based on the straight-line method over the following estimated weighted average useful lives, which are as follows:

Membership	1.8 years
Favorable lease	1-4.5 years

Acquired intangible assets with indefinite lives
m.
Acquired intangible assets with indefinite lives

        If an acquired intangible asset is determined to have an indefinite life, it should not be amortized until its useful life is determined to be no longer indefinite. An intangible asset that is not subject to amortization is evaluated annually or more frequently if event and circumstances indicate that it might be impaired. Such impairment test consists of comparing the fair values of assets with their carrying value amounts and an impairment loss is recognized if and when the carrying amounts exceed the fair values. The estimates of fair values of intangible assets not subject to amortization are determined using discounted cash flow method. Significant assumptions are inherent in this process, including estimates of discount rates. Intangible assets with indefinite life represent movie theater licenses acquired through business acquisition of 10 movie theaters.

Impairment of long-lived assets and intangible assets with definite life other than distribution rights and production costs

n.
Impairment of long-lived assets and intangible assets with definite life other than distribution rights and production costs

        Long-lived assets, such as property and equipment and definite-lived intangible assets, other than distribution rights and production costs, are stated at cost less accumulated depreciation or amortization. The Group evaluates the recoverability of long-lived assets, including identifiable intangible assets, with determinable useful lives, other than distribution rights and production costs, whenever events or changes in circumstances indicate that a long-lived asset's carrying amount may not be recoverable. The Group measures the carrying amount of long-lived asset against the estimated undiscounted future cash flows expected to result from the use and eventual disposition of the asset. Impairment exists when the sum of the expected future net cash flows is less than the carrying value of the asset being evaluated. Impairment loss is calculated as the amount by which the carrying value of the asset exceeds its fair value. Fair value is estimated based on various valuation techniques, including the discounted value of estimated future cash flows. The evaluation of asset impairment requires the Group to make assumptions about future cash flows over the life of the asset being evaluated. These assumptions require significant judgment and actual results may differ from assumed and estimated amounts.

Cost method investments

o.
Cost method investments

        For investment in an investee over which the Group does not have a significant influence, the Group carries the investment at cost and recognizes as income dividends received that are distributed from net accumulated earnings of the investee since the date of acquisition by the investor. The Group reviews the cost method investment for impairment whenever events or changes in circumstances indicate that the carrying amount of the investment may be impaired. An impairment loss is recognized when the decrease in fair value of the investment is other than temporary, for the amount equal to the difference between the investment's carrying amount and its fair value at the balance sheet date of the reporting period for which the assessment is made. The fair value of the investment would then become the new cost basis of the investment.

Equity method investments

p.
Equity method investments

        A company that is not consolidated, but over which the Group exercises significant influence, is accounted for under the equity method of accounting. Whether or not the Group exercises significant influence with respect to an affiliate depends on an evaluation of several factors including, among others, representation on the affiliated company's board of directors, impact of commercial arrangements, and ownership level, which is generally a 20% to 50% interest in the voting securities of the affiliated company. Under the equity method of accounting, the affiliated company's accounts are not reflected within the Group's consolidated balance sheets and statements of operations; however, the Group's share of the earnings or losses of the affiliated company is reflected in the caption "Equity in (loss) earnings of affiliated companies" in the consolidated statements of operations.

        When the Group's carrying value in an equity method affiliated company is reduced to zero, no further losses are recorded in the Group's consolidated financial statements unless the Group guaranteed obligations of the affiliated company or has committed additional funding. When the affiliated company subsequently reports income, the Group will not record its share of such income until it equals the amount of its share of losses not previously recognized.

        An impairment charge is recorded when the carrying amount of the investment exceeds its fair value and this condition is determined to be other-than-temporary.

Goodwill

q.
Goodwill

        The excess of the purchase price over the fair value of net assets acquired is recorded on the consolidated balance sheet as goodwill. Goodwill is not amortized but is evaluated annually or more frequently if event and circumstances indicate that they might be impaired.

        When evaluating the goodwill impairment, the Group first assess qualitative factors to determine whether it is "more likely than not" that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test.

        If the Group assesses that it is more likely than not that the fair value of a reporting unit is less than its carrying amount, the Group will perform a two-step goodwill impairment test. The first step compares the fair values of each reporting unit to its carrying amount, including goodwill. If the fair value of each reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of goodwill to the carrying value of a reporting unit's goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill.

Film production financing

r.
Film production financing

        To fund production of its films, the Group obtains financing through bank borrowings, and a variety of arrangements with other investors which are described below.

Other borrowings

        If the Group guarantees the third party provider of financing a fixed rate of return on the principal over a fixed term of period, the cash received from these investors is classified on the balance sheet as other borrowings. The Group accrues interest expense on other borrowings using the fixed rate of return.

Film participation financing liabilities

        For other financing, where the Group gives the third party provider of finance a fixed percentage of the film's worldwide net income, or a fixed percentage of the film's worldwide net income with guarantee of minimum rate of return on the principal, the cash received from these investors is accounted for as film participation financing liabilities, as the Group retains copyrights of the films and the arrangements do not involve sale of a proportionate undivided interest in the copyright to the third party participants.

        Under those arrangements where the participant is entitled to a share of the respective film worldwide net income, the Group records the participant's share of net income in film participation expense based on an effective interest rate method on an individual film-by-film basis. The Group starts to accrue for participation expense from the initial exhibition of the film. The effective interest rate is calculated based on the initial investments by the third party participants and a series of future cash outflows to the participants estimated by the Group using the same estimates of revenue determined in using the individual-film-forecast method as discussed above under amortization of its own production costs. The rate is then applied to the outstanding film participation financing liabilities balance specific to the film to determine the current period's film participation expense related to that film.

        If a film underperforms, the final redemption amount is estimated to be lower than the amount originally invested by third party participants. A negative effective interest rate is calculated and applied to the outstanding film participation financing liabilities balance to determine the current period's reduction of film participation expense.

        Under those arrangements where the participant is entitled to a share of the respective film worldwide net income with guarantee of a minimum rate of return on the principal, if at any point of time, the management determines that the accrued film participation financing liability is not sufficient to cover the guaranteed minimum rate, an additional liability will be accrued based on the guaranteed minimum rate of return.

        Film participation financing liabilities that are expected to be paid in one year after the period end are classified as current liabilities. The remaining film participation financing liabilities are classified as non-current liabilities.

Revenue recognition

s.
Revenue recognition

        The Group recognizes film-related revenues from the arrangements described as follows:

Film Distribution revenues

        The Group acquires film distribution rights as the principal or a participating distributor in mainland China and overseas from film producers.

        As the principal distributor, the Group recognizes distribution revenues when the films are exhibited in movie theaters. After the payments by the movie theaters of taxes and other governmental charges and deductions by movie theaters and theater circuits of their respective shares of the box office sales, the remaining amount (the "Distributable Amount") is remitted to the Group which the Group accounts for as its distribution revenues.

        The Group then shares the Distributable Amount with the film producer pursuant to the terms of the distribution agreement under which the Group is typically entitled to a fixed percentage of the Distributable Amount as its fees (the "Distribution Fees"). The Distributable Amount, after further deductions of the Distribution Fees and print and marketing expenses, except in rare cases where not reimbursable by the producer, is paid or payable to the producer and is accounted for as a cost of distribution revenues.

        The Group also generates revenues from advertising services such as "in-film" advertising, pre-screening advertising, selling poster space and promotions of films. Revenues from advertising services are recognized as advertisement is shown or upon services provided. Cost of advertising services primarily consists of the cost of acquiring advertising airtime.

        The Group also cooperates with other distributors to distribute films as a participating distributor but is not the primary obligor under the distribution arrangement and shares a fixed percentage of the distribution fees received by the principal distributor as the Group's commissions pursuant to its arrangement with the principal distributor. The Group records these commissions as its distribution revenues.

        For certain films the distribution rights of which are acquired by the Group, the Group sub-licenses such rights to international third party distributors and domestic and international non-theatrical channels including television and Internet companies for a particular term. Revenues from such sub-licensing arrangements are recognized when the following criteria are met: (i) an arrangement has been signed with a customer, (ii) the customer's right to use or otherwise exploit the intellectual property has commenced and there is no requirement for significant continued performance by the Group, (iii) licensing fees are either fixed or determinable and (iv) collectability of the fee is reasonably assured.

Copyright and participation revenues

        When the Group is not the principal distributor, but participates in the financing of film production in which the Group may also acquire all, a portion or none of the legal copyright in relation to the film, and bears a portion of the costs of financing, production, prints, promotion and advertising pursuant to the terms of the agreement for the production of the film, it generates revenues from such film production participation as follows:

  (a)
  Where the Group is entitled to receive a certain percentage of the net profit of the film, it periodically receives a report from the film producer about the net profit or loss of the film. The Group records its share of the net profit of the film into revenue according to the report.

  (b)
  In the case of licensing the Group's copyrights to international third party distributors and to other domestic and international non-theatrical channels, including television and Internet companies, for a particular term, the Group recognizes copyright revenues when the following criteria are met: (i) an arrangement has been signed with a customer, (ii) the customer's right to use or otherwise exploit the intellectual property has commenced and there is no requirement for significant continued performance by the Group, (iii) licensing fees are either fixed or determinable and (iv) collectability of the fee is reasonably assured.

Talent agency revenues

        The Group also acts as a talent agent for certain artists, where in certain cases the Group signs the service contract with the third party and in other cases, the Group and the artist together sign the service contract with the third party.

        Where the Group signs the service contract with third parties and is the primary obligor, the Group reports the gross amount of the service as revenue. Where the Group and the artist together sign the contract with a third party, the Group reports revenue at the total service amount net of the payment to the artist. For arrangements where the Group records the gross amount as its revenue, cost of talent agency service primarily consists of compensation paid to artists.

Movie theater revenues

        Revenues are recognized when admissions and concession sales are received at the box office. Other revenues primarily consist of screen advertising. Screen advertising revenues are recognized over the period that the related advertising is delivered on-screen or in-theatre. The Group records proceeds from the sale of prepaid membership cards and other prepaid certificates in deferred revenues and recognizes admissions revenue and concession revenue when the card or certificate is consumed. The Group recognizes unredeemed prepaid certificates as revenue upon expiration of the membership cards or certificates.

Advertising and marketing expenses
t.
Advertising and marketing expenses
The costs of printing, advertising and marketing related to the exploitation of feature films are expensed as incurred by the Company.
Business tax and film industry development fund levy

u.
Business tax and film industry development fund levy

        From 2004 to 2012, Baichuan and Zhejiang Bona's share of movie theaters' box office revenues in the PRC are exempted from business tax. The Group's other PRC subsidiaries, VIEs and VIEs' subsidiaries are subject to business taxes at the rate of 3.3%-5.5% on certain types of services and the related revenues are presented net of business taxes incurred. Business taxes deducted in arriving net revenue for the years ended December 31, 2010, 2011 and 2012 totaled $1,012,573, $2,076,930 and $3,552,059, respectively.

        In addition, movie theater revenues is subject to mandatory contribution to film industry development fund levied at the rate of 5% on box office receipts and the related revenues are presented net of mandatory contribution to film industry fund incurred. Film industry development fund deducted in arriving net revenue during 2010, 2011 and 2012 totaled $533,209, $1,230,836 and $1,995,813, respectively.

Income taxes

v.
Income taxes

        Current income taxes are provided for in accordance with the laws of the relevant tax authorities. Deferred income taxes are provided using the asset and liability method. Under this method, deferred income taxes are recognized for tax credits and net operating losses available for carry-forwards and significant temporary differences. Deferred tax assets and liabilities are classified as current or non-current based upon the classification of the related asset or liability in the financial statements or the expected timing of their reversal if they do not relate to a specific asset or liability. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion of, or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws and regulations applicable to the Group as enacted by the relevant tax authorities.

        The impact of an uncertain income tax position on the income tax return must be recognized at the largest amount that is more-likely-than not to be sustained upon audit by the relevant tax authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Interest and penalties on income taxes will be classified as a component of the provisions for income taxes. The Group did not recognize any income tax due to uncertain tax position or incur any interest and penalties related to potential underpaid income tax expenses for the years ended December 31, 2010, 2011 or 2012, respectively.

Comprehensive income

w.
Comprehensive income

        Comprehensive income includes net income and foreign currency translation adjustments. Beginning on January 1, 2012, the Group presents the components of net income, the components of other comprehensive income and total comprehensive income in two separate but consecutive statements approach. The consolidated financial statements for prior periods have been adjusted for the retrospective application of the authoritative guidance regarding presentation of comprehensive income.

Foreign currency translation and foreign currency risk

x.
Foreign currency translation

        The functional currency of the Company is the United States dollar ("U.S. dollars"). The financial records of the Group's subsidiaries and VIEs located in the PRC and Hong Kong are maintained in their local currencies, the Renminbi ("RMB"), and Hong Kong Dollar ("HK$"), respectively, which are also the functional currencies of these entities.

        Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency at the rates of exchange ruling at the balance sheet date. Transactions in currencies other than the functional currency during the year are converted into functional currency at the applicable rates of exchange prevailing when the transactions occurred. Transaction gains and losses are recognized in the statements of operations.

        The Group's entities with functional currency of RMB and HK$ translate their operating results and financial position into the U.S. dollar, the Company's reporting currency. Assets and liabilities are translated using the exchange rates in effect on the balance sheet date. Revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive income.

z.
Foreign currency risk

        RMB is not a freely convertible currency. The State Administration for Foreign Exchange, under the authority of the People's Bank of China, controls the conversion of RMB into foreign currencies. The value of RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market. The cash and cash equivalents, term deposits and restricted cash of the Group included aggregate amounts of $7,624,166 and $19,508,508, which were denominated in RMB, at December 31, 2011 and 2012, respectively, representing 25% and 70% of the cash and cash equivalents, term deposits and restricted cash at December 31, 2011 and 2012, respectively.

Share-based payments

aa.
Share-based payments

        Share-based payment transactions with employees, such as share options are measured based on the grant date fair value of the equity instrument. The Group recognizes the compensation costs net of an estimated forfeiture rate using the straight-line method, over the requisite service period of the award, which is generally the vesting period of the award. The estimate of forfeitures will be adjusted over the requisite service period to the extent that actual forfeitures differ, or are expected to differ, from such estimates. Changes in estimated forfeitures will be recognized through a cumulative catch-up adjustment in the period of change and will also impact the amount of stock compensation expense to be recognized in future periods.

        Share-based payments issued to non-employees, such as advisors, are measured at fair value at the earlier of the commitment date or the date the service is completed and recognized over the period the service is provided.

Concentration of credit risk

bb.
Concentration of credit risk

        Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of cash and accounts receivable. The Group places its cash and cash equivalents and term deposits with financial institutions located in the PRC and Hong Kong.

        The Group conducts credit evaluations of its customers and generally does not require collateral or other security from them. The Group establishes an allowance for doubtful accounts primarily based upon the age of the receivables and factors surrounding the credit risk of specific customers. Information relating to the Group's major customers is summarized in Note 25.

Net income (loss) per share

cc.
Net income (loss) per share

        Basic net income (loss) per ordinary share is computed by dividing net income (loss) attributable to ordinary shareholders of the Company by the weighted average number of ordinary shares outstanding during the period.

        Diluted net income (loss) per ordinary share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares.

        The Group had share options, which could potentially dilute basic earnings per share. To calculate the number of shares for diluted income per share the effect of the stock options is computed using the treasury stock method.

Fair value

dd.
Fair value

        Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

        Authoritative literature provides a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

  •
  Level 1—inputs are based upon unadjusted quoted prices for identical instruments traded in active markets.

  •
  Level 2—inputs are based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based calculation techniques for which all significant assumptions are observable in the market or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

  •
  Level 3—inputs are generally unobservable and typically reflect management's estimates of assumptions that market participants would use in pricing the asset or liability. The fair values are therefore determined using model-based techniques that include option pricing models, is counted cash flow models, and similar techniques.

Fair value of financial instruments

ee.
Fair value of financial instruments

        Financial instruments include cash and cash equivalents, term deposit, restricted cash, accounts receivable, cost method investment, equity method investment, accounts payable, amounts due from/to related parties, bank borrowings, other borrowings and film participation financing liabilities.

        The carrying values of cash and cash equivalents, term deposit, restricted cash, accounts receivable, accounts payable and amounts due from/to related parties approximate their fair values due to short-term maturities. The fair value of bank borrowings, other borrowings and film participation financing liabilities approximates their carrying value. Estimates of fair values of cost and equity method investments other than those subjected to other than temporary impairment are not readily available.

Business combinations

ff.
Business combinations

        Business combinations are recorded using the acquisition method of accounting. Acquisition costs are allocated to the assets and liabilities the Group acquired based on their fair values with goodwill being the excess value over the net identifiable assets acquired.

        The assets acquired, the liabilities assumed, and any noncontrolling interest of the acquiree at the acquisition date, if any, are measured at their fair values as of that date. Goodwill is recognized and measured as the excess of the total consideration transferred plus the fair value of any noncontrolling interests of the acquiree, if any, at the acquisition date over the fair values of the identifiable net assets acquired.

        Common forms of the consideration made in acquisitions include cash and common equity instruments. Consideration transferred in a business acquisition is measured at the fair value as at the date of acquisition. For shares issued in a business combination, the Company has estimated the fair value as of the date of acquisition.

        Where the consideration in an acquisition includes contingent consideration the payment of which depends on the achievement of certain specified conditions post-acquisition, the contingent consideration is recognized and measured at its fair value at the acquisition date and if recorded as a liability it is subsequently carried at fair value with changes in fair value reflected in earnings.

Recently adopted accounting pronouncements

gg.
Recently adopted accounting pronouncements

        In May 2011, the FASB issued an authoritative pronouncement on fair value measurement. The guidance is the result of joint efforts by the FASB and IASB to develop a single, converged fair value framework. The guidance is largely consistent with existing fair value measurement principles in U.S. GAAP. The guidance expands the existing disclosure requirements for fair value measurements and makes other amendments, mainly including:

•
Highest-and-best-use and valuation-premise concepts for nonfinancial assets—the guidance indicates that the highest-and-best-use and valuation-premise concepts only apply to measuring the fair value of nonfinancial assets.

•
Application to financial assets and financial liabilities with offsetting positions in market risks or counterparty credit risk—the guidance permits an exception to fair value measurement principles for financial assets and financial liabilities (and derivatives) with offsetting positions in market risks or counterparty credit risk when several criteria are met. When the criteria are met, an entity can measure the fair value of the net risk position.

•
Premiums or discounts in fair value measure—the guidance states that "premiums or discounts that reflect size as a characteristic of the reporting entity's holding (specifically, a blockage factor that adjusts the quoted price of an asset or a liability because the market's normal daily trading volume is not sufficient to absorb the quantity held by the entity) rather than as a characteristic of the asset or liability (for example, a control premium when measuring the fair value of a controlling interest) are not permitted in a fair value measurement."

•
Fair value of an instrument classified in a reporting entity's shareholders' equity—the guidance prescribes a model for measuring the fair value of an instrument classified in shareholders' equity; this model is consistent with the guidance on measuring the fair value of liabilities.

•
Disclosures about fair value measurements—the guidance expands disclosure requirements, particularly for Level 3 inputs. Required disclosures include:
(i)
For fair value measurements categorized in level 3 of the fair value hierarchy: (1) a quantitative disclosure of the unobservable inputs and assumptions used in the measurement, (2) a description of the valuation process in place (e.g., how the entity decides its valuation policies and procedures, as well as changes in its analyses of fair value measurements, from period to period), and (3) a narrative description of the sensitivity of the fair value to changes in unobservable inputs and interrelationships between those inputs.

(ii)
The level in the fair value hierarchy of items that are not measured at fair value in the statement of financial position but whose fair value must be disclosed.

        The guidance is to be applied prospectively and effectively for interim and annual periods beginning after December 15, 2011, for public entities. Early application by public entities is not permitted. The Group adopted this pronouncement effective January 1, 2012, which did not have a significant effect on the Company's consolidated financial statements.

        In June 2011, the FASB issued an authoritative pronouncement to allow an entity the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. The guidance eliminates the option to present the components of other comprehensive income as part of the statement of changes in shareholders' equity. These amendments do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. The guidance should be applied retrospectively. For public entities, the amendments are effective for fiscal years and interim periods within those years, beginning after December 15, 2011. Early adoption is permitted. In December 2011, the FASB issued a further authoritative pronouncement, Deferral of the Effective Date for Amendments to the Presentation of Reclassification of Items out of Accumulated Other Comprehensive Income. Under the amendments, entities are required to present reclassification adjustments and the effect of those reclassification adjustments on the face of the financial statements where net income is presented, by component of net income, and on the face of the financial statements where other comprehensive income is presented, by component of other comprehensive income. In addition, the amendments require that reclassification adjustments be presented in interim financial periods. The amendments supersede changes to those paragraphs that pertain to how, when, and where reclassification adjustments are presented. The amendments in this Update are effective for public entities for fiscal years beginning after December 15, 2011. The Group adopted this pronouncement effective January 1, 2012, and presented comprehensive income in two separate but consecutive statements.

        In September 2011, the FASB has issued an authoritative pronouncement related to testing goodwill for impairment. The guidance is intended to simplify how entities, both public and nonpublic, test goodwill for impairment. The pronouncement permits an entity to first assess qualitative factors to determine whether it is "more likely than not" that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. The guidance is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted. The Group adopted this pronouncement effective January 1, 2012, which did not have a significant effect on the Company's consolidated financial statements.

ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2012
ORGANIZATION AND PRINCIPAL ACTIVITIES
Schedule of the Company's subsidiaries, VIEs and VIEs' subsidiaries

As of December 31, 2012, the Company's subsidiaries, VIEs and VIEs' subsidiaries included the following entities:

	Date of incorporation/ acquisition	Place of incorporation	Percentage of legal ownership
Subsidiaries:
Bona International Film Group Limited ("Bona International")	December 13, 2006	BVI	100%
Alpha Speed Limited	July 1, 2011	BVI	100%
Beijing Bona New World Media Technology Co., Ltd. ("Bona New World")	June 7, 2007	PRC	100%
Bona Entertainment Co., Ltd. ("Bona Entertainment")	July 1, 2008	Hong Kong	100%
Distribution Workshop (BVI) Ltd. ("Distribution Workshop BVI")	June 29, 2007	BVI	51%
Distribution Workshop (HK) Ltd. ("Distribution Workshop HK")	May 31, 2007	Hong Kong	51%
Bona Production Co., Ltd. ("Bona Production")	July 21, 2010	Hong Kong	100%
Film Investments Limited	October 29, 2012	Hong Kong	100%
DW2 Limited	October 29, 2012	Hong Kong	100%
VIEs:
Beijing Baichuan Film Distribution Co., Ltd. ("Baichuan") (previously named "Beijing PolyBona Film Distribution Co. Ltd.")	November 18, 2003	PRC	0%
Bona Film Group Co., Ltd. (PRC) ("Bona Film") (previously named "Beijing Bona Film and Culture Communication Co., Ltd.")	August 1, 2003	PRC	0%
Beijing Bona Advertising Co., Ltd. ("Bona Advertising")	April 28, 2005	PRC	0%
Cinema Popular Limited ("Cinema Popular")	October 15, 2008	Hong Kong	50%
VIEs' subsidiaries:
Zhejiang Bona Film and Television Production Co., Ltd. ("Zhejiang Bona")	December 5, 2008	PRC	0%
Beijing Bona Xingyi Culture Agency Co., Ltd. ("Bona Xingyi") (previously named "Beijing Bona Yinglong Culture Agency Co., Ltd.")	June 25, 2008	PRC	0%
Beijing Bona International Cineplex Investment and Management Co., Ltd. ("Beijing Bona Cineplex")	November 14, 2005	PRC	0%
Beijing Bona Youtang Cineplex Management Co., Ltd. ("Bona Youtang")	April 13, 2009	PRC	0%
Shijiazhuang Bona Cinema Investment Management Co., Ltd. ("Shijiazhuang Cinema")	August 27, 2009	PRC	0%
Shenzhen Bona Shidai Cinema Investment Management Co., Ltd. ("Shenzhen Cinema")	December 11, 2009	PRC	0%
Shanghai Bona Yinxing Cinema Development Co., Ltd. ("Shanghai Cinema")	March 5, 2008	PRC	0%
Xi'an Huitong Bona Film Culture Media Co., Ltd. ("Xi'an Huitong")	October 18, 2010	PRC	0%
Beijing Bona Starlight Cineplex Management Co., Ltd. ("Bona Starlight")	July 1, 2011	PRC	0%
Beijing Bona Shunjing Cineplex Management Co., Ltd. ("Shunjng Cinema")	July 1, 2011	PRC	0%
Beijing Bona Huixin Cineplex Management Co., Ltd. ("Huixin Cinema")	July 1, 2011	PRC	0%
Tianjin Bona Jinkang Cineplex Management Co., Ltd. ("Jinkang Cinema")	July 1, 2011	PRC	0%
Chongqing Bona Yuexin Cineplex Management Co., Ltd. ("Yuexin Cinema")	July 1, 2011	PRC	0%
Changsha Mango Bona Cineplex Management Co., Ltd. ("Mangguo Cinema")	July 1, 2011	PRC	0%
Beijing Bona Jingpin Cineplex Management Co., Ltd. ("Jingpin Cinema")	November 8, 2011	PRC	0%
Beijing Bona Tianshi Cineplex Management Co., Ltd. ("Tianshi Cinema")	November 29, 2011	PRC	0%
Dongguan Bona Dongsheng Cineplex Investment Co., Ltd. ("Dongsheng Cinema")	December 1, 2011	PRC	0%
Tianjin Nongken Bona Film Investment Co., Ltd. ("Tianjin Nongken")	April 20, 2012	PRC	0%
Shanghai Bona Zhongyuan Management and Consulting Co., Ltd. ("Shanghai Zhongyuan")	May 24, 2012	PRC	0%
Suzhou Bona Lifeng Cineplex Management Co., Ltd. ("Suzhou Lifeng")	June 27, 2012	PRC	0%
Tianjin Bona Culture Media Co., Ltd. ("Bona Tianjin")	July 18, 2012	PRC	0%
Fenghua Bona Cineplex Management Co., Ltd. ("FengHua Bona")	August 17, 2012	PRC	0%

Schedule of affiliated consolidated entities by year of establishment

Year of establishment	PRC affiliated entities	Principal activities
2003	Beijing Baichuan Film Distribution Co., Ltd.	Films distribution
2003	Bona Film Group Co., Ltd. (PRC)	Movie theater business, talent agency services and television production
2005	Beijing Bona Advertising Co., Ltd.	Film related advertising sales

Schedule of consolidated information of the VIEs and their subsidiaries of the entity

	December 31,
	2011	2012
Cash and cash equivalents	5,919,594	14,691,945
Accounts receivable, net	40,710,735	37,626,422
Prepaid expense and other current assets	11,454,369	14,626,701
Total current assets	59,616,184	73,351,336
Distribution rights	1,609,455	491,723
Production costs	44,264,090	53,248,207
Property and equipment, net	40,100,479	60,147,104
Total non-current assets	96,409,193	150,879,449
Total assets	156,025,377	224,230,785

Total current liabilities	76,539,817	92,841,657
Total non-current liabilities	413,219	8,279,476

Total liabilities	76,953,036	101,121,133

	Years ended December 31,
	2010	2011	2012
Net revenue	44,326,027	116,911,572	132,455,191

Net income	11,210,654	18,046,991	5,358,332

	Years ended December 31,
	2010	2011	2012
Net cash (used in) provided by operating activities	(17,350,381)	33,427,159	17,747,686
Net cash used in investing activities	(3,245,910)	(17,137,921)	(22,238,836)
Net cash provided by (used in) financing activities	19,006,317	(12,406,973)	13,263,501

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of estimated useful lives

Film projection equipment	15 years
Furniture and office equipment	5 years
Transportation equipment	5 years
Leasehold improvements	lesser of original lease term or
estimated useful life

Schedule of estimated weighted average useful lives

Membership	1.8 years
Favorable lease	1-4.5 years

ACQUISITION (Tables)	12 Months Ended
Dec. 31, 2012
Beijing Bona Cineplex
Acquisition
Schedule of major assumptions used in calculating the fair value of ordinary shares as of the date of acquisition

Weighted average cost of capital, or WACC	22%
Discount for lack of marketability, or DLOM	16%

Schedule of fair values of the assets acquired and liabilities assumed at the date of acquisition

Total purchase price:
Cash consideration	5,337,243
Fair value of shares issued	26,123,194

31,460,437

		Estimated useful life
Cash and cash equivalents	1,483,252
Inventory	93,832
Current liabilities	(10,661,554)
Property and equipment, net	12,714,866
6 movie theater licenses	1,911,290	Indefinite
Membership	58,651	1.8 years
Favorable lease	557,185	2 years
Non-current deferred tax liability	(153,959)

Total net assets acquired	6,003,563
Noncontrolling interests	(2,071,408)

Goodwill	27,528,282

Bona Yinglong
Acquisition
Schedule of fair values of the assets acquired and liabilities assumed at the date of acquisition

Total purchase price:
Cash consideration	442,804
Fair value of investment in Yinglong	203,130

645,934

Cash and cash equivalents	738,014
Other receivable	6,839
Current liabilities	(230,309)

Total net assets acquired	514,544

Goodwill	131,390

Alpha Speed Limited and Bona Starlight
Acquisition
Schedule of fair values of the assets acquired and liabilities assumed at the date of acquisition

Total purchase price:
Cash consideration	30,938,201

		Estimated useful life
Cash and cash equivalents	1,379,343
Net current liabilities	(7,912,067)
Construction in Progress	1,831,707
Property and equipment, net	16,758,400
4 movie theater licenses	417,666	Indefinite
Favorable lease	1,902,699	1-4.5 years
Non-current deferred tax liability	(475,675)

Total net assets acquired	13,902,073
Noncontrolling interests	(1,160,492)

Goodwill	18,196,620

ACCOUNTS RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2012
ACCOUNTS RECEIVABLES
Schedule of components of net accounts receivable

	December 31,
	2011	2012
Accounts receivable	42,340,033	41,045,413
Allowance for doubtful accounts
Beginning balance as of January 1	22,727	697,246
Reversal of allowance against profit and loss	—	(317)
Additional allowance during the year	673,414	33,596
Exchange effect	1,105	7,216

Less: ending balance of allowance for doubtful accounts	697,246	737,741

Accounts receivable, net	41,642,787	40,307,672

PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2012
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Schedule of components of prepaid expenses and other current assets

	December 31,
	2011	2012
Amounts due from third parties	5,690,605	4,050,954
Prepaid film costs on behalf of other investors	6,370,486	7,491,375
Prepaid film costs	1,319,074	2,844,172
Deposits paid for acquisition of property and equipment	2,478,320	248,975
Rental deposits and prepaid rental expenses	2,667,121	3,221,226
Loans and interest receivable from producers of TV series and films	1,811,278	2,515,208
Promotion and print costs paid on behalf of film producers	2,264,984	744,561
Advances to employees	849,191	733,430
Prepaid advertising expenses	1,122,180	770,760
Prepaid business tax	447,514	90,468
Interests receivable	171,861	52,034
Prepayment for an investment	1,200,000	—
Deposit for acquisition	317,768	—
Other prepaid expenses	624,966	566,099

Total	27,335,348	23,329,262

DISTRIBUTION RIGHTS (Tables)	12 Months Ended
Dec. 31, 2012
DISTRIBUTION RIGHTS
Schedule of distribution rights

	2011	2012
Released:
Beginning balance as of January 1	850,155	291,043
Addition	1,744,977	2,985,347
Amortization	(2,331,266)	(2,792,844)
Exchange difference	27,177	3,811

Ending balance as December 31	291,043	487,357
In production and not released	3,372,923	10,919,335

Total	3,663,966	11,406,692

PRODUCTION COSTS (Tables)	12 Months Ended
Dec. 31, 2012
PRODUCTION COSTS
Schedule of film production costs

	2011	2012
Beginning balance for completed films as of January 1	7,714,809	28,825,639
Addition	57,705,841	49,918,921
Amortization	(37,116,065)	(41,774,480)
Impairment loss	—	(2,280,198)
Exchange difference	521,054	21,734

Subtotal for completed films	28,825,639	34,711,616

Beginning balance for films in production and not released as of January 1	57,101,069	41,019,183
Addition	40,236,802	64,466,725
Transfer to completed films	(57,705,841)	(49,918,921)
Exchange difference	1,387,153	66,806

Subtotal for films in production and not released	41,019,183	55,633,793

Ending balance as December 31	69,844,822	90,345,409

PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2012
PROPERTY AND EQUIPMENT, NET
Schedule of components of property and equipment, net

	December 31,
	2011	2012
Film projection equipment	14,326,138	24,841,457
Furniture and office equipment	1,153,175	1,668,538
Transportation equipment	670,068	761,874
Leasehold improvements	26,015,895	41,664,495

	42,165,276	68,936,364
Less: accumulated depreciation	(5,113,981)	(8,766,890)

	37,051,295	60,169,474
Construction in progress	3,157,152	39,135

Property and equipment, net	40,208,447	60,208,609

INVESTMENT IN EQUITY AFFILIATES (Tables)	12 Months Ended
Dec. 31, 2012
INVESTMENT IN EQUITY AFFILIATES
Schedule of the Group's equity method investee

Investee	Amount invested	Legal ownership	Date invested	Business
Wisdom Sea Group Limited (BVI)(1)	$4	40%	January 2008	Shell company
Beijing Bona Yinglong Culture Agency Company Limited ("Bona Yinglong")(2)	$289,737	40%	June 2008	Artist agency
Beijing Bona Meitao Culture and Media Company Limited ("Bona Meitao")(3)	$573,235	51%	June 2008	Artist agency, film and television and television content production
(1)
Wisdom Sea Group Limited was dissolved in July 2010.

(2)
In July 2010, Bona Film and Culture acquired the remaining 60% equity shares of Bona Yinglong with consideration of $440,736 (equivalent to RMB3 million). As a result, Bona Yinglong became a subsidiary of the Group, and is consolidated in the consolidated financial statements starting from the year ended December 31, 2010. The fair value of the investment in 40% equity interest as of the acquisition date of the remaining 60% equity interest approximated its carry amount, and therefore, no remeasurement gains or losses were recognized in earnings.

(3)
As 51% shareholder, the Group is entitled to nominate three out of five board members of Bona Meitao. However any significant board resolutions related to operating and financing activities of Bona Meitao need two-third board members' approval. The Group concludes it does not have control over Bona Meitao, and has accounted for this investment on the equity basis. The Group disposed the equity of Bona Meitao in April 2012 for cash consideration of $55,020. A loss on disposal of $5,584 is recognized in the year ended December 31, 2012.

Schedule of the Group's share of the equity method investees' profit or loss and distributions

Bona Meitao
Balance as of January 1, 2011	231,854
Share of profit for the year ended December 31, 2011	3,062
Distribution	(185,712)
Exchange difference	6,136

Balance as of December 31, 2011	55,340
Share of profit for the year ended December 31, 2012	5,604
Disposal	(60,604)
Exchange difference	(340)

Balance as of December 31, 2012	—

ACQUIRED INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2012
ACQUIRED INTANGIBLE ASSETS, NET
Schedule of components of acquired intangible assets, net

	December 31,
	2011				2012
	Gross carrying amount	Accumulated amortization	Exchange difference	Net carrying amount	Gross carrying amount	Accumulated amortization	Exchange difference	Net carrying amount
Acquired intangible assets with definite lives
Membership	58,651	(57,022)	—	1,629	58,651	(58,651)	—	—
Favorable lease	2,459,884	(855,482)	46,844	1,651,246	2,459,884	(1,668,799)	53,726	844,811

Total intangible assets with definite lives	2,518,535	(912,504)	46,844	1,652,875	2,518,535	(1,727,450)	53,726	844,811
Acquired intangible assets with indefinite lives
Movie theater licenses	2,328,956	—	11,321	2,340,277	2,328,956	—	15,714	2,344,670

Total	4,847,491	(912,504)	58,165	3,993,152	4,847,491	(1,727,450)	69,440	3,189,481

GOODWILL (Tables)	12 Months Ended
Dec. 31, 2012
GOODWILL
Schedule of carrying amount of goodwill

	Film distribution	Film production	Talent agency	Movie theaters	Total
Gross balance as of January 1, 2011	—	34,765	134,873	28,366,772	28,536,410
Goodwill acquired during the period	—	—	—	18,196,620	18,196,620
Exchange difference due to translation	—	66	6,560	1,872,831	1,879,457

Gross goodwill carrying amount	—	34,831	141,433	48,436,223	48,612,487
Less: accumulated impairment of goodwill	—	—	—	—	—

Net goodwill carrying amount at December 31, 2011	—	34,831	141,433	48,436,223	48,612,487

Gross balance as of December 31, 2011	—	34,831	141,433	48,436,223	48,612,487
Exchange difference due to translation		69	1,448	496,017	497,534

Gross goodwill carrying amount		34,900	142,881	48,932,240	49,110,021
Less: accumulated impairment of goodwill	—	—	—	—	—

Net goodwill carrying amount at December 31, 2012	—	34,900	142,881	48,932,240	49,110,021

ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2012
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Schedule of components of accrued expenses and other current liabilities

	December 31,
	2011	2012
Advance from customers	16,369,726	9,564,598
Payables for rental expenses	4,348,253	6,740,257
Business taxes and other tax payable	1,457,394	3,488,952
Payable of distribution and promotion fee	—	1,800,597
Other accounts payable to third parties	571,292	1,787,963
Payable of advertising fee	—	1,765,970
Accrued payroll, welfare and other social expenses	1,198,252	1,575,937
Accrued professional fee	832,368	814,966
Payable of production fee	—	525,603
Advance from third parties	79,442	80,256
Payables for acquisition of Alpha Speed Limited and Bona Starlight	2,383,260	—

Total	27,239,987	28,145,099

BANK BORROWINGS (Tables) (Bank borrowings)	12 Months Ended
Dec. 31, 2012
Bank borrowings
BANK BORROWINGS
Schedule of changes in the balances of bank borrowings

	2011	2012
Beginning balances as of January 1	22,012,560	12,561,806
Additional bank borrowings	12,302,434	38,974,694
Accrued interest	1,376,547	976,738
Payments of principal during the year	(22,566,691)	(21,142,272)
Payments of interest during the year	(1,379,854)	(967,100)
Exchange difference	816,810	163,848

Ending balances as of December 31	12,561,806	30,567,714

OTHER BORROWINGS (Tables) (Film financing agreement)	12 Months Ended
Dec. 31, 2012
Film financing agreement
OTHER BORROWINGS
Schedule of changes in the balances of other borrowings

	2011	2012
Beginning balance as of January 1	1,445,150	1,831,658
Received from investors	1,572,723	6,150,156
Accrued interest	122,660	553,800
Payments of principal made during the year	(1,231,034)	—
Payments of interest made during the year	(123,103)	—
Exchange difference	45,262	135,436

Ending balances as of December 31	1,831,658	8,671,050

FILM PARTICIPATION FINANCING LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2012
FILM PARTICIPATION FINANCING LIABILITIES
Summary of the movement of film participation financing liabilities

	2011	2012
Beginning balance as of January 1	16,516,169	16,224,219
Received from participants	3,998,964	293,288
Film participation expenses	321,100	438,636
Payments made during the year	(5,093,722)	(1,643,112)
Withholding tax	(118,721)	(44,391)
Exchange difference	600,429	(181,748)

Ending balances as of December 31	16,224,219	15,086,892

INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
INCOME TAXES
Schedule of current and deferred components of income tax expenses (benefits)

	For the years ended December 31,
	2010	2011	2012
Income taxes expenses/(benefits):
Current
PRC	64,453	462,022	2,279,819
Hong Kong	91,966	99,884	153,311
Deferred
PRC	(65,366)	(88,364)	(1,110,762)

	91,053	473,542	1,322,368

Schedule of principle components of the Group's deferred income tax assets and liabilities

	December 31,
	2011	2012
Deferred tax assets
Allowance for doubtful accounts	218,016	177,225
Accrued Payroll	105,718	143,474
Advertisement Fee	—	1,029
Impairment of production cost	—	330,061
Net operating losses carry forwards	—	393,366
Less: valuation allowance	(308,037)	(74,472)

Total current deferred tax assets	15,697	970,683

Property and equipment	31,560	16,800
ADR reimbursement	317,003	231,288
Net operating loss carry forwards	2,373,502	2,774,644
Less: valuation allowance	(2,401,395)	(2,711,630)

Total non-current deferred tax assets	320,670	311,102

Deferred tax liabilities
Acquired intangible assets	413,219	211,203

Total non-current deferred tax liabilities	413,219	211,203

Schedule of reconciliation between the provision for income tax computed by applying statutory PRC enterprise income tax rate and the actual provision of income taxes

	For the years ended December 31,
	2010	2011	2012
Net income (loss) before income tax provision	(4,143,261)	15,042,856	(251,618)
Statutory tax rate in the PRC	25%	25%	25%
Income tax expense (benefit) at statutory tax rate in the PRC	(1,035,815)	3,760,714	(62,905)
Non-deductible expenses	4,023,013	(296,707)	87,516
Effect of tax holidays and concessions	(3,245,281)	(5,113,717)	(388,904)
Effect of income tax rate difference in other jurisdictions	169,024	1,298,988	1,609,991
Changes in valuation allowance	180,112	824,264	76,670

Income tax expenses	91,053	473,542	1,322,368

Schedule of the aggregate amount and per share effect of tax holidays and concessions primarily including tax exemption and preferential tax rates granted

	For the years ended December 31,
	2010	2011	2012
Changes in income tax expenses	3,245,281	5,113,717	388,904
Decrease in net income (increase in net loss) per ordinary share—basic	0.25	0.17	(0.01)
Decrease in net income (increase in net loss) per ordinary share—diluted	0.25	0.17	(0.01)

CONVERTIBLE REDEEMABLE PREFERRED SHARES (Tables)	12 Months Ended
Dec. 31, 2012
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Summary of the bifurcated derivative liabilities at the issuance date of Series A and Series B preferred shares

Derivative liabilities
Relating to Series A preferred shares issuance on July 10, 2007	729,000
Relating to Series B-1 and B-2 preferred shares issuance on July 7, 2009	301,000
Relating to Series B-3 preferred shares issuance on July 26, 2010	476,000

SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2012
SHARE-BASED COMPENSATION
Summary of assumptions used to determine the fair value of each option granted to employees and non-employees using the Binomial option pricing model

	June 2010	July 2010	March 2011	November 2011	December 2011	April 2012	December 2012
Expected volatility(1)	44%	44%	44%	44%	44%	43%	42%
Risk-free interest rate(2)	4.36%	1.26%	2.89%	2.78%	2.77%	2.73%	2.08%
Expected dividend yield(3)	0%	0%	0%	0%	0%	0%	0%
Exercise multiple(4)	2.00	2.00	2.00 and 2.30	2.00	2.00	2.80	2.00
Fair value of the underlying ordinary shares(5)	4.75	5.66	12.37	8.88	7.60	10.96	9.84
(1)
Volatility

  The volatility of the underlying ordinary shares during the life of the options was estimated based on average historical volatility of listed comparable companies for the period before the valuation date with lengths equal to the contractual life of the options.

(2)
Risk-free interest rate

Risk free interest rate is estimated based on the yield to maturity of PRC international government bonds with maturity term close to the contractual life of the options.

(3)
Dividend yield

The dividend yield was estimated by the Group based on its expected dividend policy over the contractual life of the options.

(4)
Exercise multiple

Exercise multiple represents the value of the underlying share as a multiple of exercise price of the option which, if achieved, results in exercise of the option. The exercise multiple of the options was estimated based on empirical study conducted by the third party.

(5)
Fair value of underlying ordinary shares

When estimating the fair value of the ordinary shares on the grant dates before the Company's IPO, management has considered a number of factors, including the result of a third-party appraisal and equity transactions of the Group, while taking into account standard valuation methods and the achievement of certain events. After the IPO, the closing market price of the Company's ordinary shares as of the grant date was used as the fair value of the underlying ordinary shares on that date.

Summary of share options to employees and non-employees

Options	Number of share options	Weighted average exercise price	Weighted average remaining contractual life	Aggregate intrinsic value
Outstanding as of January 1, 2012	2,821,518	6.72	9.1	3,976,157

Granted	1,050,000	10.96	9.3
Exercised	(348,168)	5.20	7.5
Expired	(2,339)	6.64	7.6
Forfeited	(42,298)	5.71	7.9

Outstanding as at December 31, 2012	3,478,713	8.17	7.9	7,187,931

Exercisable as at December 31, 2012	1,702,431	7.23	6.9	4,890,031

Expected to vest at December 31, 2012	1,575,561	9.06	8.8	2,038,236

NET INCOME (LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2012
NET INCOME (LOSS) PER SHARE
Schedule of calculation of the net income (loss) per share

	For the years ended December 31,
	2010	2011	2012
Numerator used in basic and diluted net income (loss) per share:
Net income (loss) attributable to Bona Film Group Limited	(4,091,374)	14,432,081	(1,283,882)
Deemed dividend on Series A convertible redeemable preferred shares	(1,053,766)	—	—
Deemed dividend on Series B convertible redeemable preferred shares	(1,096,380)	—	—

Net (loss) income attributable to ordinary shareholders for computing basic net income (loss) per ordinary share	(6,241,520)	14,432,081	(1,283,882)

Shares (denominator):
Weighted average ordinary shares outstanding used in computing basic net income per ordinary share	12,758,575	29,353,936	29,514,979
Employee share options (treasury effect)	—	490,526
Weighted average ordinary shares outstanding used in computing diluted net income (loss) per ordinary share	12,758,575	29,844,462	29,514,979

Net income (loss) per ordinary share—basic	(0.49)	0.49	(0.04)
Net income (loss) per ordinary share—diluted	(0.49)	0.48	(0.04)

CUSTOMER INFORMATION (Tables)	12 Months Ended
Dec. 31, 2012
CUSTOMER INFORMATION
Schedule of customers accounting for 10% or more of accounts receivable

	December 31,
	2011		2012
A(1)	52.93%		13.09%
B(2)		*	16.64%
C(3)		*	14.16%
(1)
A is a theater circuit that is responsible for collecting the Group's distribution revenue from certain other theater circuits and then remitting the collected amount to the Group. Accordingly, accounts receivable with A relate to distribution revenue generated by both A and certain other theater circuits.

(2)
B is one of the Group's co-investor which is responsible for distributing one television series of 2012 and collecting the revenue from other TV stations.

(3)
C is a TV station which purchased the copyright of the television series from the Group.

*
Less than 10%

NONCONTROLLING INTEREST (Tables)	12 Months Ended
Dec. 31, 2012
NONCONTROLLING INTEREST
Schedule of noncontrolling interest

	Baichuan	Workshop (BVI&HK)	Cinema Popular	Xi'an Huitong	Shanghai Cinema	Mango Cinema	Tianjin (Nongken&Jin'ao)	Total
Balance as of January 1, 2010	886,153	(45,384)	(243,708)	—	—	—	—	597,061
Acquisition of Beijing Bona Cineplex (Note 3(a))	—	—	—	—	2,071,408	—	—	2,071,408
Acquisition of 10% equity interest of Baichuan (Note 3(c))	(805,555)	—	—	—	—	—	—	(805,555)
Capital injection in Xi'an Huitong(1)	—	—	—	364,421	—	—	—	364,421
Foreign currency translation adjustment	—	(480)	1,014	6,703	(476)	—	—	6,761
Net income (loss)	(80,598)	182,468	(74,806)	(10,264)	(148,486)	—	—	(131,686)

Balance as of December 31, 2010	—	136,604	(317,500)	360,860	1,922,446	—	—	2,102,410
Acquisition of Alpha Speed Limited and Bona Starlight (Note 3(d))	—	—	—	—	—	1,155,121	—	1,155,121
Foreign currency translation adjustment	—	1,459	(614)	15,355	(792)	32,392	—	47,800
Net income (loss)	—	505,742	(5,430)	(90,727)	29,324	(298,614)	—	140,295

Balance as of December 31, 2011	—	643,805	(323,544)	285,488	1,950,978	888,899	—	3,445,626
Capital injection in Tianjin Nongken(2)							774,030	774,030
Foreign currency translation adjustment		1,411	(20,272)	3,290	888	9,777	6,854	1,948
Net income (loss)		(4,203)	(8,300)	56,379	105,157	193,005	(626,538)	(284,500)

Balance as of December 31, 2012	—	641,013	(352,116)	345,157	2,057,023	1,091,681	154,346	3,937,104

(1)
On October 18, 2010, the Group set up a subsidiary, Xi'an Huitong, of which 51% equity interest was owned by the Group and 49% was owned by a third-party shareholder.

(2)
On April 20, 2012, the Group set up a subsidiary, Tianjin Nonken, of which 51% equity interest was owned by the Group and 49% was owned by a third-party shareholder.

COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES
Schedule of future aggregate minimum lease payments under non-cancelable operating lease agreements

Years ending December 31:
2013	14,614,384
2014	16,512,082
2015	16,442,854
2016	15,811,512
2017 and thereafter	171,851,814

Total	235,232,646

RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2012
RELATED PARTY BALANCES AND TRANSACTIONS
Schedule of nature of the relationships with related parties

Name	Relationship with the Group
Mr. Dong Yu	Chairman, CEO and principal shareholder
Mr. Zhong Jiang	Independent Director
Hubei Film Distribution and Exhibition Co., Ltd. ("Hubei Film Distribution")	Noncontrolling shareholder
Wuhan Lianzhong	Cost method investee
Zhongda Helian	Cost method investee
Ms. Xiang Li	Noncontrolling shareholder
Hunan Xiaoxiang Cineplex Investment Management Co., Ltd. ("Hunan Xiaoxiang")	Noncontrolling shareholder
Film Workshop Co., Ltd. ("Film Workshop")	A company majority-owned by a consultant and a former director
Mr. Xiaojian Xu	Noncontrolling shareholder
Tianjin Nongken Group Real Estate Development Co., Ltd. ("Nongken Real Estate")	Noncontrolling shareholder
Tianjin Nongken Group Culture Investment Co., Ltd. ("Nongken Group")	A company majority-owned by a noncontrolling shareholder

Schedule of balances due from and due to the related parties

	December 31,
	2011	2012
Amounts due from Mr. Dong Yu(i)	116,827	—
Amounts due from affiliates of Cinema Popular(ii)	219,135	343,817
Amounts due from Bona Meitao(iii)	847,121	—

	1,183,083	343,817

(i)
The amounts represent payments of individual income tax on behalf of Mr. Dong Yu and loans to him, which were settled in 2012.

(ii)
The amounts represent the Cinema Popular's receivables from affiliates for operation.

(iii)
The amounts represent distribution receivables from Bona Meitao and loan to Bona Meitao for producing a TV series, which were settled in 2012.

(iv)
All the amounts due from related parties are unsecured and non-interest bearing.

	December 31,
	2011	2012
Amounts due to Hunan Xiaoxiang(i)	238,326	240,766
Amounts due to Zhongda Helian(ii)	285,991	—
Amounts due to Mr. Xiaojian Xu(i)	389,266	393,252
Amounts due to Film Workshop(iii)	406,524	662,293
Amounts due to Hubei Film Distribution(i)	476,652	481,533
Amounts due to Ms. Xiang Li(i)	476,652	481,533
Amounts due to Wuhan Lianzhong(iv)	754,461	762,187
Amounts due to Tianjin Nongken Group Culture Investment Co., Ltd.(v)	—	679,853
Amounts due to Tianjin Nongken Group Real Estate Development Co., Ltd.(vi)	—	2,044,911

	3,027,872	5,746,328

(i)
The amounts represent loans from the noncontrolling shareholders for operations.

(ii)
The amounts represent payables for film marketing and consulting service provided by Zhongda Helian.

(iii)
The amounts represent payables for film production service provided by Film Workshop.

(iv)
The amounts represent payables for film projection equipment purchased from Wuhan Lianzhong.

(v)
The amounts represent payables for rental expenses.

(vi)
The amounts represent payables for loan from Nongken Group.

SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2012
SEGMENT INFORMATION
Schedule of selected financial information

	For the year ended December 31, 2010
	Film distribution	Film investment and production	Talent agency	Movie theater	Intersegment elimination	Consolidated
Revenues from external customers	36,260,981	3,089,161	2,136,451	11,333,193	—	52,819,786
Intersegment revenues	279,560	17,211,668	—	—	(17,491,228)	—
Cost of revenues	(22,129,328)	(15,375,079)	(1,172,549)	(5,316,125)	17,491,228	(26,501,853)
Film participation expenses	—	(696,101)	—	—	—	(696,101)

Segment profit	14,411,213	4,229,649	963,902	6,017,068	—	25,621,832

	For the year ended December 31, 2011
	Film distribution	Film investment and production	Talent agency	Movie theater	Intersegment elimination	Consolidated
Revenues from external customers	92,598,838	6,176,820	1,349,186	26,036,426	—	126,161,270
Intersegment revenues	2,246,219	44,298,547	—	—	(46,544,766)	—
Cost of revenues	(57,979,720)	(43,480,636)	(117,487)	(11,425,140)	46,544,766	(66,458,217)
Film participation expenses	—	(321,100)	—	—	—	(321,100)

Segment profit	36,865,337	6,673,631	1,231,699	14,611,286	—	59,381,953

	For the year ended December 31, 2012
	Film distribution	Film investment and production	Talent agency	Movie theater	Intersegment elimination	Consolidated
Revenues from external customers	62,929,581	37,022,215	610,707	41,720,416	—	142,282,919
Intersegment revenues	1,135,944	36,708,717	—	—	(37,844,661)	—
Cost of revenues	(38,937,435)	(66,875,543)	(24,097)	(18,092,632)	37,844,661	(86,085,046)
Film participation expenses	—	(438,636)	—	—	—	(438,636)

Segment profit	25,128,090	6,416,753	586,610	23,627,784	—	55,759,237

Schedule of reconciliation from consolidated segment profit to consolidated financial statements

	For the years ended December 31,
	2010	2011	2012
Consolidated segment profit	25,621,832	59,381,953	55,759,237
Sales and marketing	(7,213,519)	(18,506,262)	(18,490,433)
General and administrative	(9,305,393)	(28,371,497)	(41,890,064)
Government subsidies	88,147	220,559	3,866,700
Net interest and exchange loss	(377,010)	1,406,477	220,369
Gain on extinguishment of liability	488,799	—	—
Interest income from TV series investment	856,788	141,545	—
Other income	225,095	770,081	288,157
Changes in fair value of derivatives	(14,528,000)	—	—
Loss on disposal of an equity method investment	—	—	(5,584)

Income (loss) before income tax provision	(4,143,261)	15,042,856	(251,618)

Schedule of revenues, classified by the major geographic areas

	For the years ended December 31,
	2010	2011	2012
Revenues from the PRC	47,153,418	115,478,174	131,609,354
Revenues from countries other than the PRC	5,666,368	10,683,096	10,673,565

Total	52,819,786	126,161,270	142,282,919

ORGANIZATION AND PRINCIPAL ACTIVITIES (Details) (CNY) In Millions, unless otherwise specified	0 Months Ended	12 Months Ended																											0 Months Ended	12 Months Ended							12 Months Ended								12 Months Ended
	Nov. 10, 2010	Dec. 31, 2012	Dec. 31, 2011 Mr. Dong Yu	Dec. 31, 2012 Bona Advertising	Dec. 31, 2012 Cinema Popular	Dec. 31, 2011 Cinema Popular	Dec. 31, 2012 Zhejiang Bona	Dec. 31, 2012 Bona Xingyi (previously named Beijing Bona Yinglong Culture Agency Co. Ltd.)	Dec. 31, 2012 Beijing Bona Cineplex	Dec. 31, 2012 Bona Youtang	Dec. 31, 2012 Shijiazhuang Cinema	Dec. 31, 2012 Shenzhen Cinema	Dec. 31, 2012 Shanghai Cinema	Dec. 31, 2012 Xi'an Huitong	Dec. 31, 2012 Bona Starlight	Dec. 31, 2012 Shunjing Cinema	Dec. 31, 2012 Huixin Cinema	Dec. 31, 2012 Jinkang Cinema	Dec. 31, 2012 Yuexin Cinema	Dec. 31, 2012 Mangguo Cinema	Dec. 31, 2012 Jingpin Cinema	Dec. 31, 2012 Tianshi Cinema	Dec. 31, 2012 Dongsheng Cinema	Dec. 31, 2012 Tianjin Nongken	Dec. 31, 2012 Shanghai Zhongyuan	Dec. 31, 2012 Suzhou Lifeng	Dec. 31, 2012 Bona Tianjin	Dec. 31, 2012 Fenghua Cinema	Nov. 22, 2010 Baichuan	Dec. 31, 2012 Baichuan	Dec. 31, 2012 Bona Film and Bona Advertising	Dec. 31, 2012 Bona International	Dec. 31, 2012 Alpha Speed Limited	Jul. 01, 2011 Alpha Speed Limited	Dec. 31, 2012 Bona New World	Dec. 31, 2012 Bona New World Mr. Dong Yu	Dec. 31, 2012 Bona New World Minimum item	Dec. 31, 2012 Bona New World Baichuan Minimum	Dec. 31, 2012 Bona Entertainment	Jul. 01, 2008 Bona Entertainment	Dec. 31, 2012 Distribution Workshop BVI	Dec. 31, 2012 Distribution Workshop HK	Dec. 31, 2012 Bona Production	Dec. 31, 2012 DW2	Dec. 31, 2012 Film Investments Limited
ORGANIZATION AND PRINCIPAL ACTIVITIES
Exchange of shares	16
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of legal ownership in subsidiary																																100.00%	100.00%	100.00%	100.00%	93.50%			100.00%	100.00%	51.00%	51.00%	100.00%	100.00%	100.00%
Percentage of legal ownership in VIE				0.00%	50.00%	50.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	100.00%	0.00%															100.00%
Consulting and technical service fees (as a percent)																															0.00%							90.00%
Percentage of outstanding equity interest not pledged																														0.1
Interest-free loan			10
Term of loan		10 years	10 years
Number of nominee shareholders granted by VIEs																																					1

ORGANIZATION AND PRINCIPAL ACTIVITIES (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
BALANCE SHEET
Cash and cash equivalents	$ 23,227,922	$ 20,107,349	$ 84,247,984	$ 7,418,213
Accounts receivable, net	40,307,672	41,642,787
Prepaid expenses and other current assets	23,329,262	27,335,348
Total current assets	93,271,124	100,616,945
Distribution rights	11,406,692	3,663,966
Production costs	90,345,409	69,844,822
Property and equipment, net	60,208,609	40,208,447
Total assets	316,565,660	273,751,929
Total current liabilities	107,869,633	89,487,889
Total liabilities	126,920,070	90,957,784
STATEMENT OF OPERATIONS
Net revenue	142,282,919	126,161,270	52,819,786
Net income (loss)	(1,568,382)	14,572,376	(4,223,060)
STATEMENT OF CASH FLOWS
Net cash (used in) provided by operating activities	(9,464,869)	2,239,544	(32,394,544)
Net cash used in investing activities	(12,180,458)	(48,826,052)	(8,429,118)
Net cash provided by (used in) financing activities	24,993,729	(17,640,985)	117,424,948
Recourse creditors (or beneficial interest holders)	0
PRC
STATEMENT OF CASH FLOWS
Number of affiliated consolidated entities that operate business in PRC	3
VIEs and their subsidiaries
BALANCE SHEET
Cash and cash equivalents	14,691,945	5,919,594
Accounts receivable, net	37,626,422	40,710,735
Prepaid expenses and other current assets	14,626,701	11,454,369
Total current assets	73,351,336	59,616,184
Distribution rights	491,723	1,609,455
Production costs	53,248,207	44,264,090
Property and equipment, net	60,147,104	40,100,479
Total non-current assets	150,879,449	96,409,193
Total assets	224,230,785	156,025,377
Total current liabilities	92,841,657	76,539,817
Total non-current liabilities	8,279,476	413,219
Total liabilities	101,121,133	76,953,036
STATEMENT OF OPERATIONS
Net revenue	132,455,191	116,911,572	44,326,027
Net income (loss)	5,358,332	18,046,991	11,210,654
STATEMENT OF CASH FLOWS
Net cash (used in) provided by operating activities	17,747,686	33,427,159	(17,350,381)
Net cash used in investing activities	(22,238,836)	(17,137,921)	(3,245,910)
Net cash provided by (used in) financing activities	13,263,501	(12,406,973)	19,006,317
Collateralized assets	$ 0

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
Dec. 31, 2012 item
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Maximum period to estimate revenues forecasts	10 years
Minimum number of films that may be abandoned	1
Film projection equipment
Property and equipment, net
Estimated useful lives	P15Y
Furniture and office equipment
Property and equipment, net
Estimated useful lives	P5Y
Transportation equipment
Property and equipment, net
Estimated useful lives	P5Y

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011	Dec. 31, 2010
Acquired intangible assets with indefinite lives
Number of movie theatre licenses acquired in a business acquisition	10
Business tax and film industry development fund levy
Business taxes	$ 3,552,059	$ 2,076,930	$ 1,012,573
Mandatory contribution to film industry development fund (as a percent)	5.00%
Film industry development fund	1,995,813	1,230,836	533,209
Foreign currency risk
Cash and cash equivalents denominated in RMB	19,508,508	7,624,166
Cash and cash equivalents denominated in RMB as a percentage of cash and cash equivalents (as a percent)	70.00%	25.00%
Equity method investments
Group's carrying value in the equity method affiliated company, at which no further losses are recorded in consolidated financial statement unless group guaranteed obligations of affiliated or has committed additional funding	$ 0
Minimum
Business tax and film industry development fund levy
Business taxes on services (as a percent)	3.30%
Maximum
Business tax and film industry development fund levy
Business taxes on services (as a percent)	5.50%
Membership
Acquired intangible assets with indefinite lives
Estimated average useful lives	1 year 9 months 18 days
Favorable lease | Minimum
Acquired intangible assets with indefinite lives
Estimated average useful lives	1 year
Favorable lease | Maximum
Acquired intangible assets with indefinite lives
Estimated average useful lives	4 years 6 months

ACQUISITION (Details)	12 Months Ended			0 Months Ended	12 Months Ended				12 Months Ended	0 Months Ended	12 Months Ended		0 Months Ended							0 Months Ended					12 Months Ended					0 Months Ended						0 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Nov. 22, 2010 Baichuan USD ($)	Dec. 31, 2012 Baichuan	Nov. 22, 2010 Baichuan CNY	Jul. 01, 2011 Skillgreat Limited Mr. Dong Yu	Apr. 23, 2010 Skillgreat Limited Mr. Dong Yu	Dec. 31, 2012 Changsha Mango Bona Cineplex Management Co., Ltd.	Apr. 23, 2010 Beijing Bona Cineplex USD ($) item	Dec. 31, 2012 Beijing Bona Cineplex	Dec. 31, 2010 Beijing Bona Cineplex USD ($)	Apr. 23, 2010 Beijing Bona Cineplex Minimum	Apr. 23, 2010 Beijing Bona Cineplex Maximum	Apr. 23, 2010 Beijing Bona Cineplex Membership USD ($)	Apr. 23, 2010 Beijing Bona Cineplex Favorable lease USD ($)	Apr. 23, 2010 Beijing Bona Cineplex Shanghai Bona Yinxing Cinema Development Co., Ltd. item	Apr. 23, 2010 Beijing Bona Cineplex Two subsidiaries	Apr. 23, 2010 Beijing Bona Cineplex and Beijing Youtang item	Apr. 23, 2010 Beijing Bona Cineplex and Beijing Youtang Membership Minimum	Apr. 23, 2010 Beijing Bona Cineplex and Beijing Youtang Membership Maximum	Apr. 23, 2010 Beijing Bona Cineplex and Beijing Youtang Membership Weighted average	Jul. 28, 2010 Bona Yinglong USD ($)	Jul. 28, 2010 Bona Yinglong CNY	Dec. 31, 2012 Bona Yinglong	Dec. 31, 2010 Bona Yinglong USD ($)	Dec. 31, 2011 Alpha Speed Limited and Bona Starlight USD ($)	Dec. 31, 2012 Alpha Speed Limited and Bona Starlight USD ($)	Jul. 01, 2011 Alpha Speed Limited and Bona Starlight USD ($) item	Jul. 01, 2011 Alpha Speed Limited and Bona Starlight Minimum	Jul. 01, 2011 Alpha Speed Limited and Bona Starlight Maximum	Jul. 01, 2011 Alpha Speed Limited and Bona Starlight Favorable lease USD ($)	Jul. 01, 2011 Alpha Speed Limited and Bona Starlight Mr. Dong Yu USD ($)	Jul. 01, 2011 Alpha Speed Limited	Jul. 01, 2011 Alpha Speed Limited Skillgreat Limited	Jul. 01, 2011 Bona Starlight	Jul. 01, 2011 Bona Starlight Mr. Dong Yu	Jul. 01, 2011 Bona Starlight Changsha Mango Bona Cineplex Management Co., Ltd. item	Jul. 01, 2011 Bona Starlight Four subsidiaries item
Acquisition
Number of subsidiaries held										3							1												5									1	4
Ownership percentage							100.00%	100.00%									60.00%	100.00%																100.00%	51.00%	100.00%	51.00%	51.00%	100.00%
Number of ordinary shares issued										5,810,320
Per share value of ordinary shares issued (in dollars per share)										$ 4.5
Acquisition-related transaction costs										$ 20,000
Major assumptions used in calculating the fair value of ordinary shares
Weighted average cost of capital, or WACC (as a percent)										22.00%
Discount for lack of marketability, or DLOM (as a percent)										16.00%
Net revenue	142,282,919	126,161,270	52,819,786									11,333,193															5,207,607
Net income (loss)	(1,568,382)	14,572,376	(4,223,060)									388,985														1,242	2,286,838
Total purchase price:
Cash consideration										5,337,243													442,804	3,000,000				2,383,260	30,938,201
Fair value of shares issued										26,123,194													203,130
Total purchase price										31,460,437													645,934
Cash and cash equivalents										1,483,252													738,014						1,379,343
Inventory										93,832
Other receivable																							6,839
Current liabilities										(10,661,554)													(230,309)						(7,912,067)
Property and equipment, net										12,714,866																			16,758,400
Construction in Progress																													1,831,707
Movie theater licenses										1,911,290																			417,666
Amortizable intangible assets															58,651	557,185																1,902,699
Non-current deferred tax liability										(153,959)																			(475,675)
Total net assets acquired										6,003,563													514,544						13,902,073
Noncontrolling interests										(2,071,408)																			(1,160,492)
Goodwill										27,528,282													131,390						18,196,620
Estimated useful life															1 year 9 months 18 days	2 years				1 year	5 years	1 year 9 months 18 days								1 year	4 years 6 months
Number of licenses acquired										6																			4
Number of registered members																			41,657
Ownership interest acquired (as a percent)				10.00%	10.00%																		60.00%	60.00%					100.00%
Ownership percentage				100.00%	0.00%				0.00%		0.00%												100.00%	100.00%	0.00%											100.00%
Cash consideration				762,098		5,061,400
Increase in additional paid-in capital due to acquisition of interest in Variable Interest Entity				683,434
Cash consideration offset against amount paid to related party																																	$ 3,064,993
Term of the film exhibition licenses													1 year	3 years																1 year	3 years

ACCOUNTS RECEIVABLES (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
ACCOUNTS RECEIVABLES
Accounts receivable	$ 41,045,413	$ 42,340,033
Allowance for doubtful accounts
Balance at the beginning of the period	697,246	22,727
Reversal of allowance against profit and loss	(317)
Additional allowance during the year	33,596	673,414
Exchange effect	7,216	1,105
Less: ending balance of allowance for doubtful accounts	737,741	697,246
Accounts receivable, net	$ 40,307,672	$ 41,642,787

PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Amounts due from third parties	$ 4,050,954	$ 5,690,605
Prepaid film costs on behalf of other investors	7,491,375	6,370,486
Prepaid film costs	2,844,172	1,319,074
Deposits paid for acquisition of property and equipment	248,975	2,478,320
Rental deposits and prepaid rental expenses	3,221,226	2,667,121
Loans and interest receivable from producers of TV series and films	2,515,208	1,811,278
Promotion and print costs paid on behalf of film producers	744,561	2,264,984
Advances to employees	733,430	849,191
Prepaid advertising expenses	770,760	1,122,180
Prepaid business tax	90,468	447,514
Interests receivable	52,034	171,861
Prepayment for an investment		1,200,000
Deposit for acquisition		317,768
Other prepaid expenses	566,099	624,966
Total	$ 23,329,262	$ 27,335,348
Baichuan
Acquisition of the remaining equity interest
Remaining equity interest acquired (as a percent)	10.00%

DISTRIBUTION RIGHTS (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Released:
Amortization	$ (814,945)	$ (679,122)	$ (233,382)
Exchange difference	53,726	46,844
Total	11,406,692	3,663,966
Additional amortization	120,223
Distribution rights that are expected to be amortized during the next twelve months	441,915
Percentage of expected amortization	100.00%
Expected amortization period	3 years
Impairment loss	2,280,198
Distribution rights
Released:
Balance at the beginning of the period	291,043	850,155
Addition	2,985,347	1,744,977
Amortization	(2,792,844)	(2,331,266)
Exchange difference	3,811	27,177
Balance at the end of the period	487,357	291,043
In production and not released	10,919,335	3,372,923
Total	11,406,692	3,663,966
Impairment loss	$ 0

PRODUCTION COSTS (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Film production cost
Beginning balance for completed films	$ 28,825,639	$ 7,714,809
Addition	49,918,921	57,705,841
Amortization	(41,774,480)	(37,116,065)	(16,502,364)
Impairment loss	(2,280,198)
Exchange difference	21,734	521,054
Subtotal for completed films	34,711,616	28,825,639	7,714,809
Beginning balance for films in production and not released	41,019,183	57,101,069
Addition	64,466,725	40,236,802
Transfer to completed films	(49,918,921)	(57,705,841)
Exchange difference	66,806	1,387,153
Subtotal for films in production and not released	55,633,793	41,019,183	57,101,069
Ending balance	90,345,409	69,844,822
Additional amortization expenses incurred	3,659,240
Production costs that are expected to be amortized during the next twelve months	$ 18,040,174
Expected amortized costs within three years (as a percent)	80.00%
Period over which film costs are amortized	3 years

PRODUCTION COSTS (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Distribution and production costs
Impairment charges	$ 2,280,198
Distribution rights and capitalized production costs
Distribution and production costs
Expected period	10 years
Impairment charges	2,280,198	0	0
Discount rate change	1.00%
Impact of change of one percent in discount rate on fair value	$ 51,349
Distribution rights and capitalized production costs | Minimum
Distribution and production costs
Discount rate (as a percent)	15.00%
Distribution rights and capitalized production costs | Maximum
Distribution and production costs
Discount rate (as a percent)	16.00%

PROPERTY AND EQUIPMENT, NET (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property And Equipment, Net
Property and Equipment, total	$ 68,936,364	$ 42,165,276
Less: accumulated depreciation	(8,766,890)	(5,113,981)
Property and equipment, total before construction in progress	60,169,474	37,051,295
Construction in progress	39,135	3,157,152
Property and equipment, net	60,208,609	40,208,447
Depreciation expense	3,555,734	2,032,836	840,677
Film projection equipment
Property And Equipment, Net
Property and Equipment, total	24,841,457	14,326,138
Furniture and office equipment
Property And Equipment, Net
Property and Equipment, total	1,668,538	1,153,175
Transportation equipment
Property And Equipment, Net
Property and Equipment, total	761,874	670,068
Leasehold improvements
Property And Equipment, Net
Property and Equipment, total	$ 41,664,495	$ 26,015,895

COST METHOD INVESTMENT (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Apr. 30, 2008 Wuhan Lianzhong	Oct. 31, 2011 Zhongda Helian	Jan. 31, 2012 ChinaLion
Cost Method Investment
Investment of equity interest	$ 1,296,307	$ 95,330		$ 28,565	$ 62,909	$ 1,200,000
Percentage of cost method investee owned				16.67%	10.00%	15.67%
Impairment of the cost method investment	$ 0	$ 0	$ 0

INVESTMENT IN EQUITY AFFILIATES (Details)	12 Months Ended								12 Months Ended		47 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2010 Bona Yinglong USD ($)	Dec. 31, 2012 Bona Yinglong USD ($)	Jul. 31, 2010 Bona Yinglong USD ($)	Jul. 31, 2010 Bona Yinglong CNY	Jul. 31, 2010 BVI USD ($)	Dec. 31, 2012 Bona Meitao USD ($)	Dec. 31, 2011 Bona Meitao USD ($)	Apr. 30, 2012 Bona Meitao USD ($) item
Investment In Equity Affiliates
Amount invested					$ 289,737			$ 4	$ 573,235
Legal ownership (as a percent)					40.00%			40.00%	51.00%
Acquisition of remaining equity shares (as a percent)						60.00%	60.00%
Total purchase price						440,736	3,000,000
Remeasurement gains or losses recognized in earnings				0
Number of board members that the entity is entitled to nominate											3
Number of board members											5
Board members' approval needed in fraction for any significant board resolutions											0.66
Cash consideration from disposal equity method investment	55,020										55,020
The Group's share of the equity method investees' profit or loss and distributions
Balance at the beginning of the period									55,340	231,854
Share of profit	5,604	3,062	11,254						5,604	3,062
Disposal									(60,604)
Distribution										(185,712)
Exchange difference									(340)	6,136
Balance at the end of the period										55,340
Loss on disposal of an equity method investment	$ 5,584								$ 5,584

ACQUIRED INTANGIBLE ASSETS, NET (Details) (USD $)	12 Months Ended					12 Months Ended				0 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Membership	Dec. 31, 2011 Membership	Dec. 31, 2012 Favorable lease	Dec. 31, 2011 Favorable lease	Dec. 31, 2012 Alpha Speed Limited	Jul. 01, 2011 Alpha Speed Limited	Jul. 01, 2011 Beijing Bona Cineplex	Apr. 23, 2010 Beijing Bona Cineplex	Jul. 01, 2011 Bona Starlight	Jul. 28, 2010 Bona Starlight
Acquired intangible assets
Ownership percentage								100.00%	100.00%			100.00%	100.00%
Equity interest (as a percent)										100.00%	100.00%
Acquired intangible assets with definite lives
Gross carrying amount	$ 2,518,535	$ 2,518,535		$ 58,651	$ 58,651	$ 2,459,884	$ 2,459,884
Accumulated amortization	(1,727,450)	(912,504)		(58,651)	(57,022)	(1,668,799)	(855,482)
Exchange difference	53,726	46,844				53,726	46,844
Total	844,811	1,652,875			1,629	844,811	1,651,246
Acquired intangible assets with indefinite lives
Movie theater licenses, Gross carrying amount	2,328,956	2,328,956
Movie theater licenses, Exchange difference	15,714	11,321
Movie theater licenses, Net carrying amount	2,344,670	2,340,277
Intangible Assets
Gross carrying amount, Total	4,847,491	4,847,491
Exchange difference, Total	69,440	58,165
Net carrying amount, Total	3,189,481	3,993,152
Amortization expenses	814,945	679,122	233,382
Expected amortization expenses of 2013	752,984
Expected amortization expenses of 2014	91,827
Impairment on acquired intangible assets	$ 0	$ 0	$ 0

GOODWILL (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Changes in the carrying amount of goodwill
Gross balance at the beginning of the period	$ 48,612,487	$ 28,536,410
Goodwill acquired during the period		18,196,620
Exchange difference due to translation	497,534	1,879,457
Gross goodwill carrying amount	49,110,021	48,612,487
Net goodwill carrying amount at the end of the period	49,110,021	48,612,487	28,536,410
Impairment loss recorded on goodwill	0
Less: accumulated impairment of goodwill	0
Additional disclosures
Period of financial forecasts on which cash flow projections based for goodwill impairment tests	5 years
Film production
Changes in the carrying amount of goodwill
Gross balance at the beginning of the period	34,831	34,765
Exchange difference due to translation	69	66
Gross goodwill carrying amount	34,900	34,831
Net goodwill carrying amount at the end of the period	34,900	34,831
Talent agency
Changes in the carrying amount of goodwill
Gross balance at the beginning of the period	141,433	134,873
Exchange difference due to translation	1,448	6,560
Gross goodwill carrying amount	142,881	141,433
Net goodwill carrying amount at the end of the period	142,881	141,433
Movie theaters
Changes in the carrying amount of goodwill
Gross balance at the beginning of the period	48,436,223	28,366,772
Goodwill acquired during the period		18,196,620
Exchange difference due to translation	496,017	1,872,831
Gross goodwill carrying amount	48,932,240	48,436,223
Net goodwill carrying amount at the end of the period	$ 48,932,240	$ 48,436,223

ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Advance from customers	$ 9,564,598	$ 16,369,726
Payables for rental expenses	6,740,257	4,348,253
Business taxes and other tax payable	3,488,952	1,457,394
Payable of distribution and promotion fee	1,800,597
Other accounts payable to third parties	1,787,963	571,292
Payable of advertising fee	1,765,970
Accrued payroll, welfare and other social expenses	1,575,937	1,198,252
Accrued professional fee	814,966	832,368
Payable of production fee	525,603
Advance from third parties	80,256	79,442
Payables for acquisition of Alpha Speed Limited and Bona Starlight		2,383,260
Total	$ 28,145,099	$ 27,239,987

BANK BORROWINGS (Details)	12 Months Ended						1 Months Ended		8 Months Ended		12 Months Ended		2 Months Ended		14 Months Ended	1 Months Ended		13 Months Ended	1 Months Ended						7 Months Ended			1 Months Ended			2 Months Ended			1 Months Ended			1 Months Ended		2 Months Ended		1 Months Ended	2 Months Ended		1 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 Bank borrowings USD ($)	Dec. 31, 2011 Bank borrowings USD ($)	Dec. 31, 2010 Bank borrowings USD ($)	Mar. 31, 2010 PRC commercial bank Bank borrowing one USD ($)	Mar. 31, 2010 PRC commercial bank Bank borrowing one CNY	Dec. 31, 2010 PRC commercial bank Bank borrowing two USD ($) item	Dec. 31, 2010 PRC commercial bank Bank borrowing two CNY	Dec. 31, 2011 PRC commercial bank Bank borrowing two	Dec. 31, 2010 PRC commercial bank Bank borrowing two	Feb. 28, 2011 PRC commercial bank Bank borrowing three USD ($)	Feb. 28, 2011 PRC commercial bank Bank borrowing three CNY	Feb. 29, 2012 PRC commercial bank Bank borrowing three	May 31, 2011 PRC commercial bank Bank borrowing four USD ($)	May 31, 2011 PRC commercial bank Bank borrowing four CNY	May 31, 2012 PRC commercial bank Bank borrowing four	Dec. 31, 2011 PRC commercial bank Bank borrowing five USD ($)	Dec. 31, 2011 PRC commercial bank Bank borrowing five CNY	Aug. 31, 2011 PRC commercial bank Bank borrowing five USD ($)	Aug. 31, 2011 PRC commercial bank Bank borrowing five CNY	Dec. 31, 2011 PRC commercial bank Bank borrowing six USD ($)	Dec. 31, 2011 PRC commercial bank Bank borrowing six CNY	Sep. 30, 2011 PRC commercial bank Bank borrowing seven USD ($)	Sep. 30, 2011 PRC commercial bank Bank borrowing seven CNY	Oct. 11, 2011 PRC commercial bank Bank borrowing seven	Jan. 31, 2012 PRC commercial bank Bank borrowing eight USD ($)	Jan. 31, 2012 PRC commercial bank Bank borrowing eight CNY	Dec. 31, 2012 PRC commercial bank Bank borrowing eight	Feb. 29, 2012 PRC commercial bank Bank borrowing nine USD ($)	Feb. 29, 2012 PRC commercial bank Bank borrowing nine CNY	Apr. 30, 2012 PRC commercial bank Bank borrowing nine	Jun. 30, 2012 PRC commercial bank Bank borrowing ten USD ($)	Jun. 30, 2012 PRC commercial bank Bank borrowing ten CNY	Jul. 31, 2012 PRC commercial bank Bank borrowing ten	Jul. 31, 2012 PRC commercial bank Bank borrowing eleven USD ($)	Jul. 31, 2012 PRC commercial bank Bank borrowing eleven CNY	Dec. 31, 2012 PRC commercial bank Bank borrowing thirteen USD ($)	Dec. 31, 2012 PRC commercial bank Bank borrowing thirteen CNY	Dec. 31, 2012 Overseas Commercial Bank Bank borrowing twelve USD ($)	Sep. 30, 2012 Overseas Commercial Bank Bank borrowing twelve USD ($) item	Sep. 30, 2012 Overseas Commercial Bank Bank borrowing twelve CNY	Dec. 31, 2012 Overseas Commercial Bank Bank borrowing fourteen USD ($) item	Dec. 31, 2012 Overseas Commercial Bank Bank borrowing fourteen Maximum item
BANK BORROWINGS
Principal amount borrowed				$ 38,974,694	$ 12,302,434		$ 544,758	3,700,000	$ 22,303,808	151,300,000			$ 2,584,254	17,000,000		$ 3,077,586	20,000,000				$ 4,676,175	30,000,000	$ 1,887,267	12,000,000	$ 77,152	500,000		$ 3,170,678	20,000,000		$ 976,922	6,162,226		$ 16,990	107,557		$ 7,872,032	50,000,000	$ 8,008,072	50,000,000		$ 8,930,000		$ 10,000,000
Number of films in which loan amount is invested									6	6
Interest rate (as a percent)							6.37%	6.37%													7.32%	7.32%	7.87%	7.87%						7.87%			6.71%			6.44%	7.20%	7.20%	6.15%	6.15%				3.50%
Annual interest rate, minimum (as a percent)											5.94%	5.94%			6.97%			6.31%									6.44%															3.18%
Annual interest rate, maximum (as a percent)											7.27%	6.97%			7.87%			6.56%									6.71%															3.19%
Number of the banks from which the group borrowed loans									2	2																																2
Loans guaranteed by term deposit																4,000,000																										9,446,439	60,000,000
Loan repaid				21,142,272	22,566,691														31,454	200,000																					4,465,000
EBITDA Ratio Covenant																																													3.8
Ratio of total liabilities to tangible net worth																																													2
Number of quarters figures used to calculate ratios																																												4
Changes in the balances of bank borrowings
Balance at the beginning of the period				12,561,806	22,012,560
Additional bank borrowings				38,974,694	12,302,434		544,758	3,700,000	22,303,808	151,300,000			2,584,254	17,000,000		3,077,586	20,000,000				4,676,175	30,000,000	1,887,267	12,000,000	77,152	500,000		3,170,678	20,000,000		976,922	6,162,226		16,990	107,557		7,872,032	50,000,000	8,008,072	50,000,000		8,930,000		10,000,000
Accrued interest				976,738	1,376,547	592,349
Payments of principal during the year				(21,142,272)	(22,566,691)														(31,454)	(200,000)																					(4,465,000)
Payments of interest during the year	(967,100)	(1,502,957)	(999,247)	(967,100)	(1,379,854)
Exchange difference				163,848	816,810
Balance at the end of the period				30,567,714	12,561,806	22,012,560
Bank borrowing acquired upon acquisition of movie theaters				0
Interest expenses capitalized to production costs				$ 586,841	$ 1,081,178	$ 403,795

OTHER BORROWINGS (Details)	12 Months Ended						1 Months Ended		12 Months Ended			1 Months Ended		12 Months Ended	1 Months Ended		12 Months Ended		3 Months Ended		12 Months Ended	1 Months Ended		12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 Film financing agreement Third party investor USD ($)	Dec. 31, 2011 Film financing agreement Third party investor USD ($)	Dec. 31, 2010 Film financing agreement Third party investor USD ($)	Jun. 30, 2010 Film financing agreement entered into in June,2010 Third party investor USD ($)	Jun. 30, 2010 Film financing agreement entered into in June,2010 Third party investor CNY	Dec. 31, 2011 Film financing agreement entered into in June,2010 Third party investor USD ($)	Dec. 31, 2010 Film financing agreement entered into in June,2010 Third party investor USD ($)	Jun. 30, 2011 Film financing agreement entered into in June,2010 Third party investor	Dec. 31, 2010 Film financing agreement entered into in December,2010 Third party investor USD ($)	Dec. 31, 2010 Film financing agreement entered into in December,2010 Third party investor CNY	Dec. 31, 2011 Film financing agreement entered into in December,2010 Third party investor USD ($)	Oct. 31, 2011 Film financing agreement entered into in October,2011 Third party investor USD ($) item	Oct. 31, 2011 Film financing agreement entered into in October,2011 Third party investor CNY	Dec. 31, 2012 Film financing agreement entered into in October,2011 Third party investor USD ($)	Dec. 31, 2011 Film financing agreement entered into in October,2011 Third party investor USD ($)	May 30, 2011 Film financing agreement entered into in April 2011 and May 2011 Third party investor USD ($) item	May 30, 2011 Film financing agreement entered into in April 2011 and May 2011 Third party investor CNY	Dec. 31, 2012 Film financing agreement entered into in April 2011 and May 2011 Third party investor USD ($)	Sep. 30, 2012 Film financing agreement entered into in September 2012 Third party investor USD ($)	Sep. 30, 2012 Film financing agreement entered into in September 2012 Third party investor CNY	Dec. 31, 2012 Film financing agreement entered into in September 2012 Third party investor USD ($)
OTHER BORROWINGS
Effective interest rate (as a percent)											10.00%								15.00%	15.00%		8.00%	8.00%
Effective interest rate, minimum (as a percent)															15.00%	15.00%	15.00%	15.00%
Effective interest rate, maximum (as a percent)															20.00%	20.00%	20.00%	20.00%
Number of agreements entered into with other investors															2	2			2	2
Changes in the balances of other borrowings
Balance at the beginning of the period	$ 1,831,658			$ 1,831,658	$ 1,445,150
Received from investors	6,150,156	1,572,723	1,342,799	6,150,156	1,572,723		1,175,295	8,000,000				167,504	1,115,075		1,572,723	10,000,000			3,001,343	19,000,000		3,148,813	20,000,000
Accrued interest				553,800	122,660	271,654			57,676	54,298							211,236	64,984			278,499			64,065
Payments of principal made during the year		(1,231,034)	(5,942,595)		(1,231,034)
Payments of interest made during the year	(967,100)	(1,502,957)	(999,247)		(123,103)
Exchange difference				135,436	45,262
Balance at the end of the period	8,671,050	1,831,658		8,671,050	1,831,658	1,445,150
Interest on borrowing														0
Interest expenses capitalized to production costs				$ 549,841	$ 64,984	$ 50,740
Term of loan	10 years														1 year	1 year			1 year	1 year				1 year

FILM PARTICIPATION FINANCING LIABILITIES (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
FILM PARTICIPATION FINANCING LIABILITIES
Term of loan	10 years
Changes in film participation financing liabilities
Balance at the beginning of the period	$ 16,224,219	$ 16,516,169
Received from participants	293,288	3,998,964	10,772,250
Film participation expenses	438,636	321,100	696,101
Payments made during the year	(1,643,112)	(5,093,722)
Withholding tax	(44,391)	(118,721)
Exchange difference	(181,748)	600,429
Balance at the end of the period	15,086,892	16,224,219	16,516,169
Additional disclosures
Payments for film participation expenses	132,223	244,399
Principal payments of film participation liabilities	1,510,889	4,849,323	4,354,761
Principal payments of film participation liabilities	$ 15,086,892

INCOME TAXES (Details) (USD $)	0 Months Ended	12 Months Ended
	Aug. 03, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income taxes
Total income taxes expenses/(benefits)		$ 1,322,368	$ 473,542	$ 91,053
Tax rate (as a percent)		25.00%	25.00%	25.00%
Deferred tax assets
Allowance for doubtful accounts		177,225	218,016
Accrued Payroll		143,474	105,718
Advertisement Fee		1,029
Impairment of production Cost		330,061
Net operating losses carry forwards		393,366
Less: valuation allowance		(74,472)	(308,037)
Total current deferred tax assets		970,683	15,697
Property and equipment		16,800	31,560
ADR reimbursement		231,288	317,003
Net operating loss carry forwards		2,774,644	2,373,502
Less: valuation allowance		(2,711,630)	(2,401,395)
Total non-current deferred tax assets		311,102	320,670
Deferred tax liabilities
Acquired intangible assets		211,203	413,219
Total non-current deferred tax liabilities		211,203	413,219
Xi'an Huitong
Income taxes
Preferential tax rate (as a percent)		0.15
PRC
Income taxes
Current income taxes expenses/(benefits)		2,279,819	462,022	64,453
Deferred income taxes expenses/(benefits)		(1,110,762)	(88,364)	(65,366)
Tax rate (as a percent)	25.00%	25.00%	25.00%	25.00%
PRC | Group's entities operating in the PRC
Income taxes
Tax rate (as a percent)	25.00%
Hong Kong
Income taxes
Current income taxes expenses/(benefits)		$ 153,311	$ 99,884	$ 91,966
Tax rate (as a percent)		16.50%	16.50%	16.50%

INCOME TAXES (Details 2) (PRC and Hong Kong entities, USD $)	Dec. 31, 2012	Dec. 31, 2011
PRC and Hong Kong entities
Net operating losses
Net operating losses	$ 10,735,545	$ 10,497,931
Valuation allowance	$ 2,698,322	$ 2,373,502

INCOME TAXES (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation between the provision for income tax computed by applying statutory PRC enterprise income tax rate and the actual provision of income taxes
Net income (loss) before income tax provision	$ (251,618)	$ 15,042,856	$ (4,143,261)
Statutory tax rate in the PRC ( as a percent)	25.00%	25.00%	25.00%
Income tax expense (benefit) at statutory tax rate in the PRC	(62,905)	3,760,714	(1,035,815)
Non-deductible expenses	87,516	(296,707)	4,023,013
Effect of tax holidays and concessions	(388,904)	(5,113,717)	(3,245,281)
Effect of income tax rate difference in other jurisdictions	1,609,991	1,298,988	169,024
Changes in valuation allowance	76,670	824,264	180,112
Income tax expenses	1,322,368	473,542	91,053
No Tax Holidays In Effect
Changes in provisions for income taxes and net income per share
Changes in income tax expenses	$ 388,904	$ 5,113,717	$ 3,245,281
No Tax Holidays In Effect | Earnings per share, Basic
Changes in provisions for income taxes and net income per share
Decrease in net income per ordinary share (in dollars per share)	$ (0.01)	$ 0.17	$ 0.25
No Tax Holidays In Effect | Earnings per share, Diluted
Changes in provisions for income taxes and net income per share
Decrease in net income per ordinary share (in dollars per share)	$ (0.01)	$ 0.17	$ 0.25

INCOME TAXES (Details 4) (USD $)	0 Months Ended	12 Months Ended
	Aug. 03, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income taxes
Tax rate (as a percent)		25.00%	25.00%	25.00%
Aggregate undistributed earnings		550,518	2,332,802
PRC
Income taxes
Tax rate (as a percent)	25.00%	25.00%	25.00%	25.00%
Withholding tax rate on dividends distributed to non-resident entities (as a percent)		10.00%
PRC | Group's subsidiary located in the PRC
Income taxes
Tax rate (as a percent)	25.00%
Aggregate undistributed earnings		39,476,170
Provision for Chinese dividend withholding taxes		0	0

CONVERTIBLE REDEEMABLE PREFERRED SHARES (Details) (USD $)	1 Months Ended	12 Months Ended						1 Months Ended	12 Months Ended					0 Months Ended	1 Months Ended	12 Months Ended		0 Months Ended		12 Months Ended		1 Months Ended
	Jul. 31, 2007	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2012 Convertible redeemable preferred shares	Jul. 31, 2007 Series A preferred shares	Dec. 31, 2012 Series A preferred shares	Dec. 31, 2010 Series A preferred shares	Jul. 10, 2010 Series A preferred shares	Dec. 31, 2007 Series A preferred shares	Jul. 31, 2001 Series A preferred shares	Jul. 31, 2009 Series B preferred shares	Jul. 31, 2009 Series B preferred shares	Dec. 31, 2012 Series B preferred shares	Dec. 31, 2010 Series B preferred shares	Jul. 31, 2009 Series B-1 preferred shares	Jul. 31, 2009 Series B-2 preferred shares	Dec. 31, 2012 Series B-2 preferred shares	Mar. 31, 2010 Series B-2 preferred shares	Jul. 31, 2010 Series B-3 preferred shares	Jul. 26, 2010 Series B-3 preferred shares	Jul. 07, 2009 Series B-1 and B-2 preferred shares
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Principal amount of Convertible Notes converted into shares	$ 3,000,000
Accrued Interest on Convertible Notes converted into shares	21,499
Number of shares issued in exchange for the Convertible Notes								1,171,875
Convertible redeemable preferred stock, shares issued								1,953,125						2,897,897	2,897,897			1,241,958	1,655,939			792,680
Issuance price (in dollars per share)								$ 2.56										$ 2.82	$ 3.62			$ 6.31
Cash consideration from issuance of shares				4,999,886				5,000,000										3,500,000	6,000,000			5,000,000
Issuance costs			350,000	1,989,843				112,845						546,316
Convertible redeemable preferred shares, conversion ratio										1.8421		1.8421	1	1	1		1
Amount of dividend paid on common stock greater than the rate at which preferred stock dividends were paid		0
Liquidation preference as a percentage of original issue price									150.00%							150.00%
Conversion price (in dollars per share)								$ 2.56				$ 1.39
Minimum net profit, subject to which conversion price will be adjusted																					6,593,407
Adjustment to conversion price																				0
Threshold for automatic conversion of preferred shares based on market capitalization at consummation of a public offering							300,000,000
Threshold for automatic conversion of preferred shares based on proceeds from IPO							60,000,000
Threshold for automatic conversion of preferred shares based on percentage of stockholders requested for conversion							50.00%
Period from maturity date after which preferred stock holders have right of request for redemption								48 months
Period from original issue date after which preferred stock holders have right of request for redemption															48 months
Redemption price as a percentage of issuance price							140.00%
Derivative liabilities											729,000												476,000	301,000
Change in fair value of derivatives				(14,528,000)	90,000	(1,994,000)
Deemed dividend on preferred shares										$ 1,053,766							$ 1,096,380

FAIR VALUE MEASUREMENTS (Details) (Fair Value, Measurements, Recurring, USD $)	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Measurements, Recurring
Fair value measurement
Assets fair value	$ 0	$ 0
Liabilities fair value	$ 0	$ 0

GOVERNMENT SUBSIDIES (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
GOVERNMENT SUBSIDIES
Government subsidies received	$ 3,866,700	$ 220,559	$ 88,147

ORDINARY SHARES (Details) (USD $)	12 Months Ended			1 Months Ended			1 Months Ended		1 Months Ended	0 Months Ended	1 Months Ended	12 Months Ended			1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2010 Series A convertible redeemable preferred shares	Dec. 31, 2007 Series A convertible redeemable preferred shares	Jul. 31, 2001 Series A convertible redeemable preferred shares	Dec. 31, 2010 Series B convertible redeemable preferred shares	Jul. 31, 2009 Series B convertible redeemable preferred shares	Dec. 31, 2010 American Depositary Shares	Jun. 10, 2011 Ordinary shares	Dec. 31, 2010 Ordinary shares	Dec. 31, 2012 Ordinary shares	Dec. 31, 2011 Ordinary shares	Dec. 31, 2010 Ordinary shares	Apr. 30, 2010 Ordinary shares Skillgreat Limited Beijing Bona Cineplex and Bona Youtang	Jul. 31, 2010 Ordinary shares Mr. Jeffrey Chan
Ordinary Shares
Shares issued as part of the acquisition consideration of movie theaters														5,810,320	5,810,320
Fair value of shares issued as part of the acquisition consideration of movie theaters (in dollars per share)															$ 4.5
Shares issued due to the exercise of options												348,168	39,608	317,072		317,072
Cash consideration for shares issued due to the exercise of options	$ 1,811,901	$ 247,387	$ 2,000,000									$ 174	$ 20	$ 158		$ 2,000,000
Shares issued upon completion of IPO									11,740,000	1,052,865	5,870,000			5,870,000
Proceeds from issuance of shares			89,245,119								89,245,119			2,935
Issuance cost			$ 3,559,581								$ 3,559,581
Shares converted				3,175,631			3,690,577
Shares issued upon conversion				5,849,856			3,690,577
Number of ordinary shares issued for each converted share upon conversion				1.8421	1.8421	1	1	1
Shares excluded from the outstanding shares and the computation of basic and diluted EPS	3,478,713	1,715,482	1,184,039									665,089	1,013,257

SHARE-BASED COMPENSATION (Details) (USD $)	1 Months Ended							12 Months Ended				12 Months Ended		1 Months Ended	12 Months Ended				0 Months Ended			0 Months Ended	12 Months Ended							0 Months Ended	1 Months Ended			12 Months Ended	1 Months Ended						0 Months Ended					1 Months Ended	0 Months Ended	1 Months Ended		1 Months Ended			12 Months Ended	1 Months Ended		0 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended
	Dec. 31, 2012 Stock options	Apr. 30, 2012 Stock options	Dec. 31, 2011 Stock options	Nov. 30, 2011 Stock options	Mar. 31, 2011 Stock options	Jul. 31, 2010 Stock options	Jun. 30, 2010 Stock options	Dec. 31, 2012 Stock options	Dec. 31, 2011 Stock options	Mar. 31, 2011 Stock options Minimum	Mar. 31, 2011 Stock options Maximum	Dec. 31, 2012 Stock options Employees	Dec. 31, 2011 Stock options Employees	Jul. 31, 2010 Stock options Mr. Jeffrey Chan	Dec. 31, 2012 Stock options Non-employees	Dec. 31, 2011 Stock options Non-employees	Dec. 31, 2010 Stock options Non-employees	Jun. 01, 2009 2009 Plan Stock options	Jun. 01, 2010 2009 Plan Stock options Minimum	Nov. 30, 2011 2009 Plan Stock options Minimum	Nov. 30, 2011 2009 Plan Stock options Maximum	Jun. 01, 2009 2009 Plan Stock options Officers and employees	Dec. 31, 2012 2009 Plan Stock options Officers and employees	Dec. 31, 2012 2010 Plan Employees	Dec. 31, 2011 2010 Plan Employees	Dec. 31, 2010 2010 Plan Employees	Dec. 31, 2012 2010 Plan Non-employees	Dec. 31, 2011 2010 Plan Non-employees	Dec. 31, 2010 2010 Plan Non-employees	Jun. 01, 2010 2010 Plan Stock options	Apr. 30, 2012 2010 Plan Stock options	Nov. 30, 2011 2010 Plan Stock options	Mar. 31, 2011 2010 Plan Stock options	Dec. 31, 2012 2010 Plan Stock options	Apr. 30, 2012 2010 Plan Stock options Minimum	Nov. 30, 2011 2010 Plan Stock options Minimum	Mar. 31, 2011 2010 Plan Stock options Minimum	Apr. 30, 2012 2010 Plan Stock options Maximum	Nov. 30, 2011 2010 Plan Stock options Maximum	Mar. 31, 2011 2010 Plan Stock options Maximum	Jun. 01, 2010 2010 Plan Stock options Three officer item	Jun. 01, 2010 2010 Plan Stock options One officer item	Jun. 01, 2010 2010 Plan Stock options Second officer	Jun. 01, 2010 2010 Plan Stock options Third officer	Jun. 01, 2010 2010 Plan Stock options Employees item	Nov. 30, 2011 2010 Plan Stock options Employees item	Jun. 01, 2010 2010 Plan Stock options Other officers and employees	Mar. 31, 2011 2010 Plan Stock options Officer	Nov. 30, 2011 2010 Plan Stock options Officer	Mar. 31, 2011 2010 Plan Stock options Artist	Mar. 31, 2011 2010 Plan Stock options Two independent directors item	Mar. 31, 2011 2010 Plan Stock options Officer and artist	Dec. 31, 2012 2010 Plan Stock options Officer and artist	Nov. 30, 2011 2010 Plan Stock options Four independent directors item	Nov. 30, 2011 2010 Plan Stock options Two directors item	Nov. 30, 2011 2010 Plan Stock options Consultants	Nov. 30, 2011 2010 Plan Stock options Consultants item	Dec. 31, 2012 2010 Plan Stock options Consultants	Apr. 30, 2012 2010 Plan Stock options Five officers item	Apr. 30, 2012 2010 Plan Stock options 9 employees item
Share-based compensation
Number of ordinary shares authorized for issuance														317,072				209,163												5,410,650
Options vested																						$ 69,721									$ 28,472	$ 14,424										$ 35,671	$ 5,615	$ 196,518								$ 236,687					$ 13,056
Options vested																														722,955	1,021,528	559,576																				434,795				456,944
Vesting period														5 days								32 months								47 months					35 months	23 months	20 months	47 months	47 months	22 months				35 months													35 months
Contractual life																						10 years								10 years	10 years	10 years	10 years																								10 years
Exercise price (in dollars per share)	$ 8.17		$ 6.72					$ 8.17	$ 6.72											$ 3.44	$ 6.31											$ 8.62																	$ 6.31					$ 8.62	$ 8.62	$ 8.62	$ 8.62		$ 10.96	$ 10.96
Number of persons to whom options were granted																																									3	1			49	34					2			4	2		8		5	9
Weighted average grant-date fair value of options granted (in dollars per share)																														$ 2.26	$ 5.58	$ 4.13	$ 6.97
Estimated forfeiture rate (as a percent)																														0.00%	11.30%	11.30%
Share-based compensation cost												4,234,386	3,560,194	616	568,778	86,950
Assumptions used to determine the fair value of each option granted to employees and non-employees using the Binomial option pricing model
Expected volatility (as a percent)	42.00%	43.00%	44.00%	44.00%	44.00%	44.00%	44.00%
Risk-free interest rate (as a percent)	2.08%	2.73%	2.77%	2.78%	2.89%	1.26%	4.36%
Expected dividend yield (as a percent)	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Exercise multiple	2	2.8	2	2		2	2	2	2	2	2.3
Fair value of the underlying ordinary shares (in dollars per share)	$ 9.84	$ 10.96	$ 7.6	$ 8.88	$ 12.37	$ 5.66	$ 4.75															$ 1.47
Number of share options
Outstanding at the beginning of the period (in shares)								2,821,518
Granted (in shares)								1,050,000														209,163																			324,245				650,631	289,000	14,117	435,774		125,708	110,000			135,000	150,000		470,000		950,000	100,000
Exercised (in shares)								(348,168)
Expired (in shares)								(2,339)
Forfeited (in shares)								(42,298)															0											0																			0					0
Outstanding at the end of the period (in shares)	3,478,713		2,821,518					3,478,713	2,821,518
Exercisable at the end of the period (in shares)	(1,702,431)							(1,702,431)
Expected to vest (in shares)	1,575,561							1,575,561
Weighted average exercise price
Outstanding at the beginning of the period (in dollars per share)								$ 6.72												$ 3.44	$ 6.31																												$ 6.31									$ 3.33
Granted (in dollars per share)								$ 10.96						$ 6.31					$ 3.44			$ 3.36																		$ 6.31						$ 8.62		$ 6.31		$ 6.31	$ 11.56
Exercised (in dollars per share)								$ 5.2
Expired (in dollars per share)								$ 6.64
Forfeited (in dollars per share)								$ 5.71
Outstanding at the end of the period (in dollars per share)	$ 8.17		$ 6.72					$ 8.17	$ 6.72											$ 3.44	$ 6.31											$ 8.62																	$ 6.31					$ 8.62	$ 8.62	$ 8.62	$ 8.62		$ 10.96	$ 10.96
Exercisable at the end of the period (in dollars per share)	$ 7.23							$ 7.23
Expected to vest (in dollars per share)	$ 9.06							$ 9.06
Weighted average remaining contractual life
Outstanding at the beginning of the period								7 years 10 months 24 days	9 years 1 month 6 days
Granted								9 years 3 months 18 days
Exercised								7 years 6 months
Expired								7 years 7 months 6 days
Forfeited								7 years 10 months 24 days
Outstanding at the end of the period								7 years 10 months 24 days	9 years 1 month 6 days
Exercisable at the end of the period								6 years 10 months 24 days
Expected to vest								8 years 9 months 18 days
Aggregate intrinsic value
Outstanding at the beginning of the period								3,976,157
Exercised																								1,614,902	53,632	0	0	0	0
Outstanding at the end of the period	7,187,931		3,976,157					7,187,931	3,976,157
Exercisable at the end of the period	4,890,031							4,890,031
Expected to vest	2,038,236							2,038,236
Additional disclosures
Total unrecognized compensation cost	$ 7,922,842							$ 7,922,842
Weighted-average period over which cost is expected to be recognized								1 year 8 months 1 day

NET INCOME (LOSS) PER SHARE (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Numerator used in basic and diluted net income (loss) per share:
Net income (loss) attributable to Bona Film Group Limited	$ (1,283,882)	$ 14,432,081	$ (4,091,374)
Net (loss) income attributable to ordinary shareholders for computing basic net income (loss) per ordinary share	(1,283,882)	14,432,081	(6,241,520)
Shares (denominator):
Weighted average ordinary shares outstanding used in computing basic net income per ordinary share	29,514,979	29,353,936	12,758,575
Employee share options (treasury effect) (in shares)		490,526
Weighted average ordinary shares outstanding used in computing diluted net income (loss) per ordinary share (in shares)	29,514,979	29,844,462	12,758,575
Net income (loss) per ordinary share-basic (in dollars per share)	$ (0.04)	$ 0.49	$ (0.49)
Net income (loss) per ordinary share-diluted (in dollars per share)	$ (0.04)	$ 0.48	$ (0.49)
Securities excluded from the computation of diluted net income per share	3,478,713	1,715,482	1,184,039
Series A convertible redeemable preferred shares
Numerator used in basic and diluted net income (loss) per share:
Deemed dividend on convertible redeemable preferred shares			(1,053,766)
Series B convertible redeemable preferred shares
Numerator used in basic and diluted net income (loss) per share:
Deemed dividend on convertible redeemable preferred shares			$ (1,096,380)

STATUTORY RESERVES (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
STATUTORY RESERVES
Appropriations to general reserve as a percentage of profit after tax	10.00%
Appropriation to statutory reserve	$ 498,402	$ 69,155	$ 227,260
Capital and statutory reserve restricted	$ 13,044,215

CUSTOMER INFORMATION (Details)	12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011 item	Dec. 31, 2010 item
CUSTOMER INFORMATION
Number of customers who accounted for 10% or more of net revenue	0	0	0
A
Customer Information
Concentration of risk (as a percent)	13.09%	52.93%
B
Customer Information
Concentration of risk (as a percent)	16.64%
Number of television series' to be distributed and revenues collected by customer	1
C
Customer Information
Concentration of risk (as a percent)	14.16%
Customers
Customer Information
Concentration of risk (as a percent)	10.00%	10.00%	10.00%

NONCONTROLLING INTEREST (Details) (USD $)	12 Months Ended								12 Months Ended								12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Cinema Popular	Dec. 31, 2011 Cinema Popular	Dec. 31, 2010 Cinema Popular	Dec. 31, 2012 Alpha Speed Limited and Bona Starlight	Jul. 01, 2011 Alpha Speed Limited and Bona Starlight	Dec. 31, 2010 Baichuan	Dec. 31, 2012 Workshop (BVI&HK)	Dec. 31, 2011 Workshop (BVI&HK)	Dec. 31, 2010 Workshop (BVI&HK)	Dec. 31, 2012 Xi'an Huitong	Dec. 31, 2011 Xi'an Huitong	Dec. 31, 2010 Xi'an Huitong	Oct. 18, 2010 Xi'an Huitong	Dec. 31, 2012 Shanghai Cinema	Dec. 31, 2011 Shanghai Cinema	Dec. 31, 2010 Shanghai Cinema	Dec. 31, 2012 Mango Cinema	Dec. 31, 2011 Mango Cinema	Dec. 31, 2012 Tianjin Nonken	Apr. 20, 2012 Tianjin Nonken
Changes in noncontrolling interest
Balance at the beginning of the period	$ 3,445,626	$ 2,102,410	$ 597,061	$ (323,544)	$ (317,500)	$ (243,708)			$ 886,153	$ 643,805	$ 136,604	$ (45,384)	$ 285,488	$ 360,860			$ 1,950,978	$ 1,922,446		$ 888,899
Acquisition of equity interest		1,155,121	2,071,408				0		(805,555)										2,071,408		1,155,121
Acquisition of equity interest			(805,555)
Capital injection	774,030		364,421												364,421							774,030
Foreign currency translation adjustment	1,948	47,800	6,761	(20,272)	(614)	1,014				1,411	1,459	(480)	3,290	15,355	6,703		888	(792)	(476)	9,777	32,392	6,854
Net income (loss)	(284,500)	140,295	(131,686)	(8,300)	(5,430)	(74,806)			(80,598)	(4,203)	505,742	182,468	56,379	(90,727)	(10,264)		105,157	29,324	(148,486)	193,005	(298,614)	(626,538)
Balance at the end of the period	$ 3,937,104	$ 3,445,626	$ 2,102,410	$ (352,116)	$ (323,544)	$ (317,500)				$ 641,013	$ 643,805	$ 136,604	$ 345,157	$ 285,488	$ 360,860		$ 2,057,023	$ 1,950,978	$ 1,922,446	$ 1,091,681	$ 888,899	$ 154,346
Percentage of equity interest acquired								100.00%											10.00%
Percentage of legal ownership																51.00%							51.00%
Percentage of equity interest owned by third-party shareholder																49.00%							49.00%

COMMITMENTS AND CONTINGENCIES (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
COMMITMENTS AND CONTINGENCIES
Rental expenses under operating leases	$ 12,009,087	$ 6,913,422	$ 3,433,603
Future minimum lease payments
2013	14,614,384
2014	16,512,082
2015	16,442,854
2016	15,811,512
2017 and thereafter	171,851,814
Total	$ 235,232,646

EMPLOYEE BENEFIT PLAN (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
EMPLOYEE BENEFIT PLAN
Provisions for employee benefits	$ 1,483,281	$ 873,744	$ 587,714

RELATED PARTY BALANCES AND TRANSACTIONS (Details) (USD $)	12 Months Ended						12 Months Ended																		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Zhongda Helian	Dec. 31, 2012 Wuhan Lianzhong	Dec. 31, 2011 Wuhan Lianzhong	Dec. 31, 2011 Bona Starlight Management service agreement	Dec. 31, 2012 Baichuan	Nov. 22, 2010 Baichuan	Dec. 31, 2011 Bona Meitao	Dec. 31, 2011 Mr. Dong Yu	Dec. 31, 2012 Affiliates of Cinema Popular	Dec. 31, 2011 Affiliates of Cinema Popular	Dec. 31, 2012 Hunan Xiaoxiang	Dec. 31, 2011 Hunan Xiaoxiang	Dec. 31, 2012 Mr. Xiaojian Xu	Dec. 31, 2011 Mr. Xiaojian Xu	Dec. 31, 2012 Film Workshop	Dec. 31, 2011 Film Workshop	Dec. 31, 2012 Hubei Film Distribution	Dec. 31, 2011 Hubei Film Distribution	Dec. 31, 2012 Ms. Xiang Li	Dec. 31, 2011 Ms. Xiang Li	Dec. 31, 2012 Tianjin Nongken Group Real Estate Development Co., Ltd.	Dec. 31, 2012 Tianjin Nongken Group Culture Investment Co., Ltd.
Related party balances and transactions
Total amounts due from the related parties	$ 343,817	$ 1,183,083								$ 847,121	$ 116,827	$ 343,817	$ 219,135
Amounts due to related parties-current	5,746,328	3,027,872		285,991	762,187	754,461								240,766	238,326	393,252	389,266	662,293	406,524	481,533	476,652	481,533	476,652	2,044,911	679,853
Revenue	142,282,919	126,161,270	52,819,786				84,439
Acquisition of the remaining equity interest (as a percent)								10.00%	10.00%
Accrued rental expenses	$ 12,009,087	$ 6,913,422	$ 3,433,603																						$ 672,019

SEGMENT INFORMATION (Details) (USD $)	12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011	Dec. 31, 2010
SEGMENT INFORMATION
Number of operating segments	4
Segment Information
Cost of revenues	$ (86,085,046)	$ (66,458,217)	$ (26,501,853)
Film participation expenses	(438,636)	(321,100)	(696,101)
Film distribution
Segment Information
Revenues from external customers	62,929,581	92,598,838	36,260,981
Intersegment revenues	1,135,944	2,246,219	279,560
Cost of revenues	(38,937,435)	(57,979,720)	(22,129,328)
Segment profit	25,128,090	36,865,337	14,411,213
Film production
Segment Information
Revenues from external customers	37,022,215	6,176,820	3,089,161
Intersegment revenues	36,708,717	44,298,547	17,211,668
Cost of revenues	(66,875,543)	(43,480,636)	(15,375,079)
Film participation expenses	(438,636)	(321,100)	(696,101)
Segment profit	6,416,753	6,673,631	4,229,649
Talent agency
Segment Information
Revenues from external customers	610,707	1,349,186	2,136,451
Cost of revenues	(24,097)	(117,487)	(1,172,549)
Segment profit	586,610	1,231,699	963,902
Movie theaters
Segment Information
Revenues from external customers	41,720,416	26,036,426	11,333,193
Cost of revenues	(18,092,632)	(11,425,140)	(5,316,125)
Segment profit	23,627,784	14,611,286	6,017,068
Intersegment elimination
Segment Information
Intersegment revenues	(37,844,661)	(46,544,766)	(17,491,228)
Cost of revenues	37,844,661	46,544,766	17,491,228
Consolidated segment
Segment Information
Revenues from external customers	142,282,919	126,161,270	52,819,786
Cost of revenues	(86,085,046)	(66,458,217)	(26,501,853)
Film participation expenses	(438,636)	(321,100)	(696,101)
Segment profit	$ 55,759,237	$ 59,381,953	$ 25,621,832

SEGMENT INFORMATION (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Reconciliation from consolidated segment profit to consolidated financial statements
Sales and marketing	$ (18,490,433)	$ (18,506,262)	$ (7,213,519)
General and administrative	(41,890,064)	(28,371,497)	(9,305,393)
Government subsidies	3,866,700	220,559	88,147
Net interest and exchange loss	220,369	1,406,477	(377,010)
Gain on extinguishment of liability			488,799
Interest income from loan to producer of TV series		141,545	856,788
Other income	288,157	770,081	225,095
Changes in fair value of derivatives			(14,528,000)	90,000	(1,994,000)
Loss on disposal of an equity method investment	(5,584)
Income (loss) before income tax provision	(251,618)	15,042,856	(4,143,261)
Geographical information
Revenues from the PRC	131,609,354	115,478,174	47,153,418
Revenues from countries other than the PRC	10,673,565	10,683,096	5,666,368
Total	142,282,919	126,161,270	52,819,786
Consolidated segment
Reconciliation from consolidated segment profit to consolidated financial statements
Income (loss) before income tax provision	$ 55,759,237	$ 59,381,953	$ 25,621,832

SUBSEQUENT EVENTS (Details) (Subsequent event, Revolving credit line, USD $)	3 Months Ended
Mar. 31, 2013
Subsequent event | Revolving credit line
Subsequent Events
Principal amount borrowed	$ 10,000,000
Interest rate (as a percent)	3.50%